UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09255

Wells Fargo Variable Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: December 31, 2011

Date of reporting period: June 30, 2012

ITEM 1.	REPORT TO SHAREHOLDERS

Wells Fargo Advantage VT Discovery FundSM

Semi-Annual Report

June 30, 2012

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of June 30, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $207 billion in assets under management, as of June 30, 2012.

Equity Funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Equity Value Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
Capital Growth Fund	Growth Fund	Small Cap Opportunities Fund
Common Stock Fund	Index Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Equity Fund	Small Company Growth Fund
Discovery Fund†	International Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified International Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified Small Cap Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Emerging Markets Local Bond Fund	Municipal Bond Fund	Total Return Bond Fund
Government Securities Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Income Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
High Yield Bond Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Income Plus Fund
Asset Allocation Funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of semi-annual report.

2	Wells Fargo Advantage VT Discovery Fund	Letter to Shareholders (Unaudited)

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

The period was marked by continued concerns about the possible global economic effects of the ongoing European sovereign debt crisis that began in Greece and later spread to the larger economies of Italy and Spain.

In contrast to worrisome data from the eurozone, U.S. economic data remained moderately positive.

Dear Valued Shareholder:

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage VT Discovery Fund for the six-month period that ended June 30, 2012. The period was marked by continued concerns about the possible global economic effects of the ongoing European sovereign debt crisis that began in Greece and later spread to the larger economies of Italy and Spain. Widespread support from central banks helped push developed market indexes to gains despite considerable intra-period volatility.

Macroeconomic optimism faded as global growth slowed and worries rose.

Prior to and throughout the reporting period, concerns about the eurozone sovereign debt situation returned to center stage and dominated stock markets around the globe. Investors became increasingly concerned that Greece would default on its debt, a scenario that only seemed more likely as eurozone leaders began to openly discuss a “voluntary” haircut on Greek debt for private investors. Because many eurozone banks owned Greek debt and many U.S. banks had financial ties to eurozone banks, investors worried about the effects of such an event on the financial systems and on the global economy.

The Greek credit crisis was seemingly addressed in March 2012 when the Greek government came to an agreement with its creditors, allowing the country to write down the principal on most of its bonds in exchange for increased financial austerity. The Greek agreement, combined with unprecedented support for eurozone banks by the European Central Bank, seemed to calm investor concerns, at least temporarily.

By the end of the reporting period, however, the agreement seemed on the verge of unraveling. Legislative elections in May left no single party with enough seats to form a government, and none of the parties was able to form a ruling coalition. A pro-bailout party won the subsequent June elections, but the Greek economy remained so weak that investors questioned whether the country would be able to meet its economic targets from the March agreement. Even more worrisome, in May 2012, Spain nationalized Bankia, putting more than $19 billion into the bank after it suffered heavy losses from property loans. The move refocused investor attention on Spain’s weak economy and depressed property sector, and Spanish bonds sold off. Moreover, news reports indicated that Greeks and Spaniards were pulling money from their country’s banks in favor of German and Swiss banks. By mid-June, analysts were openly discussing the possibility of a crisis within the European banking system.

The U.S. economy reported relatively solid news.

In contrast to worrisome data from the eurozone, U.S. economic data remained moderately positive. Reported real gross domestic product (GDP) growth came in at an annualized rate of 3.0% in the fourth quarter of 2011 compared with the prior quarter. Real GDP growth decelerated to a 1.9% annualized rate in the first quarter of 2012 but remained solidly in positive territory. In addition, the major banks appeared to have taken steps toward repairing their balance sheets; in March, the Federal Reserve (Fed) announced that 15 of the 19 major banks had passed a “stress test” in which the Fed attempted to gauge whether the banks could survive a severe recession that included a 50% drop in the stock market and a 21% percent decline in housing prices.

Letter to Shareholders (Unaudited)	Wells Fargo Advantage VT Discovery Fund	3

The main piece of negative economic data was the unemployment rate, which remained at relatively high levels, beginning the period at 8.3% and ending it at 8.2%. Toward the end of the period, data indicated that the U.S. economy was adding fewer jobs than expected, leading to concerns that the country’s economic growth was slowing.

Major stock indexes posted positive returns.

Even though investor worries about the sovereign debt crisis within the eurozone caused considerable stock market volatility, the combination of central bank support and relatively strong U.S. economic numbers pushed major stock market indexes into the black, both for developed markets and for major emerging markets. Within the U.S., large-cap stocks modestly outperformed small-cap stocks, and growth stocks edged past value stocks.

We use time-tested investment strategies, even as many variables are at work in the market.

The full effect of the credit crisis remains unknown. Elevated unemployment and debt defaults continue to pressure consumers and businesses alike. In our experience, strict adherence to time-tested investment strategies has its rewards. As a whole, Wells Fargo Advantage Funds represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, we believe it helps in managing risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our Web site at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

4	Wells Fargo Advantage VT Discovery Fund	Performance Highlights (Unaudited)

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Thomas J. Pence, CFA

Michael T. Smith, CFA

Chris Warner, CFA

FUND INCEPTION

May 8, 1992

TEN LARGEST EQUITY HOLDINGS[1] (AS OF JUNE 30, 2012)
Kansas City Southern Railway Company	2.85%
Airgas Incorporated	2.66%
SBA Communications Corporation Class A	2.49%
TransDigm Group Incorporated	2.49%
Gartner Incorporated	2.19%
Aspen Technology Incorporated	2.00%
Alliance Data Systems Corporation	1.92%
GNC Holdings Incorporated Class A	1.82%
TIBCO Software Incorporated	1.75%
Ulta Salon Cosmetics & Fragrance Incorporated	1.73%

SECTOR DISTRIBUTION[2] (AS OF JUNE 30, 2012)

1.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

2.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

Performance Highlights (Unaudited)	Wells Fargo Advantage VT Discovery Fund	5

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF JUNE 30, 2012)

						Expense Ratios[3]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	Gross	Net[4]
Class 2	05/08/1992	11.89	2.09	4.61	10.38	1.18%	1.15%
Russell 2500TM Growth Index[5]		8.44	-3.19	2.35	8.35

*	Returns for periods of less than one year are not annualized.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares.Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-866-765-0778. Performance figures of the Fund do not reflect fees charged pursuant to the terms of variable life insurance policies and variable annuity contracts.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please refer to the prospectus provided by your participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees and other charges that may be assessed by the participating insurance companies.

3.	Reflects the expense ratio as stated in the most recent prospectus.

4.	The Adviser has committed through April 30, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. Without this cap, the Fund’s returns would have been lower.

5.	The Russell 2500™ Growth Index measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

6	Wells Fargo Advantage VT Discovery Fund	Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2012 to June 30, 2012.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any separate account charges assessed by participating insurance companies. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges assessed by participating insurance companies were included, your costs would have been higher.

	Beginning Account Value 01-01-2012	Ending Account Value 06-30-2012	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class 2
Actual	$1,000.00	$1,118.86	$6.06	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.14	$5.77	1.15%

1.	Expenses paid is equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of Investments—June 30, 2012 (Unaudited)	Wells Fargo Advantage VT Discovery Fund	7

Security Name	Shares	Value

Common Stocks: 96.81%

Consumer Discretionary: 15.50%

Auto Components: 1.00%
BorgWarner Incorporated †	16,300	$1,069,117

Automobiles: 1.17%
Tesla Motors Incorporated †«	39,688	1,241,838

Household Durables: 1.26%
SodaStream International Limited †«	32,600	1,335,622

Internet & Catalog Retail: 0.71%
HomeAway Incorporated †«	2,172	47,219
TripAdvisor Incorporated †	15,745	703,644

		750,863

Leisure Equipment & Products: 1.08%
LeapFrog Enterprises Incorporated †	112,400	1,153,224

Specialty Retail: 7.18%
DSW Incorporated Class A «	23,793	1,294,339
GNC Holdings Incorporated Class A	49,319	1,933,305
Hibbett Sports Incorporated †«	21,400	1,234,994
Select Comfort Corporation †	31,100	650,612
Tractor Supply Company	8,300	689,398
Ulta Salon Cosmetics & Fragrance Incorporated	19,700	1,839,586

		7,642,234

Textiles, Apparel & Luxury Goods: 3.10%
Fifth & Pacific Companies Incorporated †	62,300	668,479
PVH Corporation	15,700	1,221,303
Under Armour Incorporated †«	14,900	1,407,752

		3,297,534

Consumer Staples: 4.71%

Beverages: 2.80%
Boston Beer Company Incorporated †«	14,500	1,754,500
Monster Beverage Corporation †	17,100	1,217,520

		2,972,020

Food & Staples Retailing: 0.85%
Fresh Market Incorporated †	16,900	906,347

Food Products: 1.06%
Hain Celestial Group Incorporated †«	20,500	1,128,320

Energy: 5.12%

Energy Equipment & Services: 1.63%
GulfMark Offshore Incorporated Class A †	22,800	776,112

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage VT Discovery Fund	Portfolio of Investments—June 30, 2012 (Unaudited)

Security Name	Shares	Value

Energy Equipment & Services (continued)
Oil States International Incorporated †	14,500	$959,900

		1,736,012

Oil, Gas & Consumable Fuels: 3.49%
Approach Resources Incorporated †«	36,841	940,919
Cabot Oil & Gas Corporation	20,400	803,760
Kodiak Oil & Gas Corporation †«	121,300	995,873
Plains Exploration & Product Company †	27,500	967,450

		3,708,002

Financials: 2.68%

Capital Markets: 1.70%
Affiliated Managers Group Incorporated †	16,500	1,805,925

Real Estate Management & Development: 0.98%
CBRE Group Incorporated †	63,700	1,042,132

Health Care: 16.11%

Biotechnology: 5.50%
Alexion Pharmaceuticals Incorporated †	13,100	1,300,830
BioMarin Pharmaceutical Incorporated †«	42,257	1,672,532
Cepheid Incorporated †«	23,100	1,033,725
Cubist Pharmaceuticals Incorporated †	37,700	1,429,207
Threshold Pharmaceuticals Incorporated †«	56,700	419,580

		5,855,874

Health Care Equipment & Supplies: 2.94%
Align Technology Incorporated †«	24,600	823,116
HeartWare International Incorporated †	7,300	648,240
MAKO Surgical Corporation †«	26,700	683,787
Thoratec Corporation †	28,834	968,246

		3,123,389

Health Care Providers & Services: 3.52%
Hanger Incorporated †	51,200	1,312,768
Laboratory Corporation of America Holdings †	12,100	1,120,581
Team Health Holdings LLC †	54,300	1,308,087

		3,741,436

Health Care Technology: 1.00%
athenahealth Incorporated †«	13,500	1,068,795

Life Sciences Tools & Services: 0.74%
Bruker BioSciences Corporation †	58,800	782,628

Pharmaceuticals: 2.41%
Auxilium Pharmaceuticals Incorporated †	52,400	1,409,036
Impax Laboratories Incorporated †«	57,000	1,155,390

		2,564,426

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—June 30, 2012 (Unaudited)	Wells Fargo Advantage VT Discovery Fund	9

Security Name	Shares	Value

Industrials: 19.23%

Aerospace & Defense: 3.87%
TransDigm Group Incorporated †	19,700	$2,645,710
Triumph Group Incorporated	26,100	1,468,647

		4,114,357

Airlines: 1.64%
Copa Holdings SA	21,200	1,748,576

Machinery: 6.55%
Chart Industries Incorporated †«	25,700	1,767,132
Colfax Corporation †«	26,918	742,129
Graco Incorporated	30,900	1,423,872
Joy Global Incorporated	9,800	555,954
Rexnord Corporation †«	50,626	1,014,545
Wabtec Corporation	18,800	1,466,588

		6,970,220

Professional Services: 0.99%
Verisk Analytics Incorporated Class A †	21,400	1,054,164

Road & Rail: 4.02%
Hertz Global Holdings Incorporated †«	97,100	1,242,880
Kansas City Southern Railway Company	43,600	3,032,816

		4,275,696

Trading Companies & Distributors: 1.51%
WESCO International Incorporated †«	27,800	1,599,890

Transportation Infrastructure: 0.65%
Wesco Aircraft Holdings Incorporated †«	54,152	689,355

Information Technology: 27.11%

Communications Equipment: 0.97%
F5 Networks Incorporated †	10,400	1,035,424

Electronic Equipment, Instruments & Components: 2.19%
FEI Company †«	19,200	918,528
Trimble Navigation Limited †	30,600	1,407,906

		2,326,434

Internet Software & Services: 6.95%
Angie’s List Incorporated †«	38,079	603,171
DealerTrack Holdings Incorporated †«	56,000	1,686,160
Equinix Incorporated †«	6,063	1,064,966
ExactTarget Incorporated †	25,876	565,649
Liquidity Services Incorporated †«	23,900	1,223,441
LogMeIn Incorporated †«	32,579	994,311
Mercadolibre Incorporated «	16,600	1,258,280

		7,395,978

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage VT Discovery Fund	Portfolio of Investments—June 30, 2012 (Unaudited)

Security Name	Shares	Value

IT Services: 5.58%
Alliance Data Systems Corporation †	15,100	$2,038,500
Gartner Incorporated †	54,200	2,333,310
ServiceSource International Incorporated †«	77,727	1,076,519
VeriFone Systems Incorporated †«	14,800	489,732

		5,938,061

Semiconductors & Semiconductor Equipment: 2.49%
Avago Technologies Limited	29,600	1,062,640
EZchip Semiconductor Limited †«	25,500	1,021,020
M/A-COM Technology Solutions Holdings Incorporated †	30,234	559,329

		2,642,989

Software: 8.93%
Aspen Technology Incorporated †	91,800	2,125,170
Autodesk Incorporated †	24,000	839,760
Broadsoft Incorporated †«	47,800	1,384,288
CommVault Systems Incorporated †	21,700	1,075,669
Fortinet Incorporated †	67,934	1,577,427
NetSuite Incorporated †«	11,600	635,332
TIBCO Software Incorporated †	62,300	1,864,016

		9,501,662

Materials: 2.66%

Chemicals: 2.66%
Airgas Incorporated	33,700	2,831,137

Telecommunication Services: 3.69%

Diversified Telecommunication Services: 1.20%
Iridium Communications Incorporated †«	142,900	1,280,384

Wireless Telecommunication Services: 2.49%
SBA Communications Corporation Class A †	46,384	2,646,208

Total Common Stocks (Cost $93,135,948)		102,976,273

	Principal
Other: 0.15%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)	$599,622	161,898

Total Other (Cost $74,225)		161,898

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—June 30, 2012 (Unaudited)	Wells Fargo Advantage VT Discovery Fund	11

Security Name	Yield	Shares	Value

Short-Term Investments: 29.69%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.15%	3,288,049	$3,288,049
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)	0.19	28,293,655	28,293,655

Total Short-Term Investments (Cost $31,581,704)			31,581,704

Total Investments in Securities
(Cost $124,791,877) *	126.65%	134,719,875
Other Assets and Liabilities, Net	(26.65)	(28,352,025)

Total Net Assets	100.00%	$106,367,850

†	Non-income earning security

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $125,577,175 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$13,051,331
Gross unrealized depreciation	(3,908,631)

Net unrealized appreciation	$9,142,700

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage VT Discovery Fund	Statement of Assets and Liabilities—June 30, 2012 (Unaudited)

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$103,138,171
In affiliated securities, at value (see cost below)	31,581,704

Total investments, at value (see cost below)	134,719,875
Receivable for investments sold	1,656,737
Receivable for Fund shares sold	99,992
Receivable for dividends	11,841
Receivable for securities lending income	34,230
Prepaid expenses and other assets	73

Total assets	136,522,748

Liabilities
Payable for investments purchased	1,596,244
Payable for Fund shares redeemed	62,906
Payable upon receipt of securities loaned	28,367,880
Advisory fee payable	55,928
Distribution fees payable	21,804
Due to other related parties	10,336
Accrued expenses and other liabilities	39,800

Total liabilities	30,154,898

Total net assets	$106,367,850

NET ASSETS CONSIST OF
Paid-in capital	$96,577,985
Undistributed net investment loss	(165,236)
Accumulated net realized gains on investments	27,103
Net unrealized gains on investments	9,927,998

Total net assets	$106,367,850

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets – Class 2	$106,367,850
Shares outstanding – Class 2	4,447,933
Net asset value per share – Class 2	$23.91

Investments in unaffiliated securities, at cost	$93,210,173

Investments in affiliated securities, at cost	$31,581,704

Total investments, at cost	$124,791,877

Securities on loan, at value	$27,667,997

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of Operations—Six Months Ended June 30, 2012 (Unaudited)	Wells Fargo Advantage VT Discovery Fund	13

Investment income
Securities lending income, net	$278,862
Dividends	170,928
Income from affiliated securities	1,240

Total investment income	451,030

Expenses
Advisory fee	375,118
Administration fees
Fund level	26,794
Class 2	42,871
Distribution fees
Class 2	133,971
Custody and accounting fees	11,403
Professional fees	11,376
Shareholder report expenses	31,445
Trustees’ fees and expenses	8,733
Other fees and expenses	1,269

Total expenses	642,980
Less: Fee waivers and/or expense reimbursements	(26,714)

Net expenses	616,266

Net investment loss	(165,236)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	5,660,065
Net change in unrealized gains (losses) on investments	5,879,680

Net realized and unrealized gains (losses) on investments	11,539,745

Net increase in net assets resulting from operations	$11,374,509

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage VT Discovery Fund	Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011

Operations
Net investment loss		$(165,236)		$(812,220)
Net realized gains on investments		5,660,065		27,863,306
Net change in unrealized gains (losses) on investments		5,879,680		(26,402,344)

Net increase in net assets resulting from operations		11,374,509		648,742

Capital share transactions	Shares		Shares
Proceeds from shares sold – Class 2	376,707	9,173,242	665,598	14,494,199
Payment for shares redeemed – Class 2	(518,931)	(12,279,394)	(1,279,927)	(27,798,666)

Net decrease in net assets resulting from capital share transactions		(3,106,152)		(13,304,467)

Total increase (decrease) in net assets		8,268,357		(12,655,725)

Net assets
Beginning of period		98,099,493		110,755,218

End of period		$106,367,850		$98,099,493

Undistributed net investment loss		$(165,236)		$0

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage VT Discovery Fund	15

(For a share outstanding throughout each period)

Class 2[1]	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
		2011	2010	2009	2008	2007
Net asset value, beginning of period	$21.37	$21.28	$15.70	$11.19	$20.11	$16.44
Net investment loss	(0.04)	(0.18)	(0.13)	(0.11)	(0.11)	(0.15)
Net realized and unrealized gains (losses) on investments	2.58	0.27	5.71	4.62	(8.81)	3.82

Total from investment operations	2.54	0.09	5.58	4.51	(8.92)	3.67
Net asset value, end of period	$23.91	$21.37	$21.28	$15.70	$11.19	$20.11
Total return	11.89%	0.42%	35.54%	40.30%	(44.36)%	22.32%
Ratios to average net assets (annualized)
Gross expenses	1.20%	1.18%	1.26%	1.35%	1.27%	1.21%
Net expenses	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%
Net investment loss	(0.31)%	(0.75)%	(0.71)%	(0.61)%	(0.63)%	(0.72)%
Supplemental data
Portfolio turnover rate	55%	113%	101%	208%	166%	135%
Net assets, end of period (000’s omitted)	$106,368	$98,099	$110,755	$86,125	$113,149	$238,894

1.	After the close of business on July 16, 2010, existing shares of the Fund were renamed Class 2 shares.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage VT Discovery Fund	Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage VT Discovery Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Valuation Procedures.

Investments in open-end mutual funds and non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage VT Discovery Fund	17

by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However, any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than be considered all short-term as under previous law. In addition, the Fund may elect to defer any portion of a post-October capital loss or qualified late-year ordinary loss to the first day of the following taxable year. A post-October capital loss is the greatest of the net capital loss, net short-term capital loss or net long-term capital loss for the portion of the taxable year after October 31. A qualified late-year ordinary loss is the net loss comprised of (a) net gain or loss from the sale or other disposition of capital assets for the portion of the taxable year after October 31, and (b) other ordinary income or loss for the portion of the taxable year after December 31.

As of December 31, 2011, the Fund had net capital loss carryforwards, which were available to offset future net realized capital gains, in the amount of $4,806,267 expiring in 2017.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the

18	Wells Fargo Advantage VT Discovery Fund	Notes to Financial Statements (Unaudited)

lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$102,976,273	$0	$0	$102,976,273
Other	0	0	161,898	161,898
Short-term investments
Investment companies	3,288,049	28,293,655	0	31,581,704
	$106,264,322	$28,293,655	$161,898	$134,719,875

Further details on the major security types listed above can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended June 30, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.70% and declining to 0.55% as the average daily net assets of the Fund increase. For the six months ended June 30, 2012, the advisory fee was equivalent to an annual rate of 0.70% of the Fund’s average daily net assets.

Funds Management has retained the services of a sub-adviser to provide daily portfolio management to the Fund. The fee for sub-advisory services is borne by Funds Management. Wells Capital Management, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.35% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and for Class 2 shares, a class level administration fee of 0.08% which is calculated based on the average daily net assets.

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain the net operating expense ratio for the Fund. Waiver of fees and/or reimbursement of

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage VT Discovery Fund	19

expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through April 30, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.15% for Class 2.

Distribution fees

The Trust has adopted a Distribution Plan for Class 2 shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class 2 shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.25% of its average daily net assets.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short-term securities, for the six months ended June 30, 2012 were $57,376,863 and $62,317,117, respectively.

6. BANK BORROWINGS

The Trust and Wells Fargo Funds Trust (excluding the money market funds) are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended June 30, 2012, the Fund paid $96 in commitment fees.

For the six months ended June 30, 2012, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

20	Wells Fargo Advantage VT Discovery Fund	Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargoadvantagefunds.com, or visiting the SEC Web site at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at wellsfargoadvantagefunds.com or by visiting the SEC Web site at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other Information (Unaudited)	Wells Fargo Advantage VT Discovery Fund	21

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 138 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service*	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

22	Wells Fargo Advantage VT Discovery Fund	Other Information (Unaudited)

Name and Year of Birth	Position Held and Length of Service*	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Nancy Wiser (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at wellsfargoadvantagefunds.com.

Other Information (Unaudited)	Wells Fargo Advantage VT Discovery Fund	23

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in person meeting held on March 29-30, 2012 (the “Meeting”), the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage VT Discovery FundSM (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“Wells Capital Management”) for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

In providing information to the Board, Funds Management and Wells Capital Management were guided by a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf at the start of the Board’s annual contract renewal process earlier in 2012. In approving the Advisory Agreements, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee likely attributed different weights to various factors.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Fund by Funds Management and its affiliates.

The Board’s decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of information provided to it. In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and Wells Capital Management about various topics, including Funds Management’s oversight of service providers. The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Board in concluding that the nature, extent and quality of the investment advisory services provided to the Fund by Funds Management and Wells Capital Management supported the re-approval of the Advisory Agreements. Although the Board considered the continuation of the Advisory Agreements for the Fund as part of the larger process of considering the continuation of the advisory agreements for all of the funds in the complex, its decision to continue the Advisory Agreements for the Fund was ultimately made on a fund-by-fund basis.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2011. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the “Universe”) that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund, and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The

24	Wells Fargo Advantage VT Discovery Fund	Other Information (Unaudited)

Board received a description of the methodology used by Lipper to select the mutual funds in the Universe. The Board noted that the performance of the Fund was higher than the median performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was higher than its benchmark, the Lipper VUF Mid-Cap Growth Funds Index, for the periods under review.

The Board received and considered information regarding the Fund’s contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an “Expense Group”) that was determined by Lipper to be similar to the Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in the Fund’s Expense Group. The Board noted that the net operating expense ratios of the Fund were in range of the Fund’s Expense Group’s median net operating expense ratios.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements for the Fund.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”), both on a stand-alone basis and on a combined basis with the Fund’s administration fee rate. The Board took into account the separate administrative and other services covered by the administration fee rate. The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to Wells Capital Management for investment sub-advisory services (the “Sub-Advisory Agreement Rate”). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rate and considered the Advisory Agreement Rate after taking the waivers/caps into account (the “Net Advisory Rate”).

The Board received and considered information comparing the Advisory Agreement Rate and Net Advisory Rate, combined with the administration fee rates, with those of other funds in the Fund’s Expense Group median. The Board noted that the Advisory Agreement Rate and Net Advisory Rate for the Fund were in range of the median rates for the Fund’s Expense Group.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and Wells Capital Management to other types of clients. In this regard, the Board received information about differences between the services, and the compliance, reporting, and other legal burdens and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.

The Board determined that the Advisory Agreement Rate for the Fund, both with and without the administration fee rate and before and after waivers, was reasonable in light of the Fund’s Expense Group information, the net expense ratio commitments, the services covered by the Advisory Agreements and other information provided. The Board also reviewed and considered the Sub-Advisory Agreement Rate and concluded that the Sub-Advisory Agreement Rate was reasonable in light of the services covered by the Sub-Advisory Agreement and other information provided.

Profitability

The Board received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Fund. It considered that the information provided to it was necessarily estimated, and that the profitability information provided to it, especially on a fund-by-fund basis, did not necessarily provide a precise tool for evaluating the appropriateness of the Fund’s Advisory Agreement Rate in isolation. It noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on, among other things, the size and type of fund. The Board concluded that the profitability reported by Funds Management was not unreasonable.

The Board did not consider separate profitability information with respect to Wells Capital Management, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Other Information (Unaudited)	Wells Fargo Advantage VT Discovery Fund	25

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee and/or administration fee structure, which operate generally to reduce the expenses of the Fund (as a percentage of Fund assets) as the Fund grows in size. It considered that, as a fund shrinks in size, breakpoints conversely result in increasing fee levels. The Board noted that it would have on-going opportunities to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward sharing economies of scale, if any, with the Fund. However, the Board acknowledged the inherent limitations of any analysis of economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board’s understanding that economies of scale are realized, if at all, across a variety of products and services, not just with respect to a single fund.

Other benefits to Funds Management and Wells Capital Management

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Fund and benefits potentially derived from an increase in Funds Management’s and Wells Capital Management’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

Other factors and broader review

The Board also considered the markets for distribution of the Fund’s shares, including the channels through which the Fund’s shares are offered and sold. The Board noted that the Fund is part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15 of the 1940 Act and also reviews and assesses information about the quality of the services that the Fund receives throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

26	Wells Fargo Advantage VT Discovery Fund	List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FGLMC	— Federal Government Loan Mortgage Company
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Agreement
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPA	— Standby Purchase Agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate Trading of Registered Interest and Principal Securities
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at wellsfargoadvantagefunds.com . Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

210662 08-12 SVT1/SAR138 06-12

Wells Fargo Advantage

VT Index Asset Allocation Fund

Semi-Annual Report

June 30, 2012

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of June 30, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $207 billion in assets under management, as of June 30, 2012.

Equity Funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Equity Value Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
Capital Growth Fund	Growth Fund	Small Cap Opportunities Fund
Common Stock Fund	Index Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Equity Fund	Small Company Growth Fund
Discovery Fund†	International Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified International Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified Small Cap Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Emerging Markets Local Bond Fund	Municipal Bond Fund	Total Return Bond Fund
Government Securities Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Income Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
High Yield Bond Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Income Plus Fund
Asset Allocation Funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of semi-annual report.

2	Wells Fargo Advantage VT Index Asset Allocation Fund	Letter to Shareholders (Unaudited)

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

The financial markets throughout most of the six-month period may best be described as a risk-on/risk-off trading environment in response to the uncertainty about the sustainability of the U.S. economic recovery and ongoing concerns about the overall health of the eurozone.

On balance, positive news outweighed negative news during the six-month period, resulting in positive performance across the U.S. financial markets.

Dear Valued Shareholder:

We are pleased to provide you with this semi-annual report for the Wells Fargo Advantage VT Index Asset Allocation Fund for the six-month period that ended June 30, 2012.

The financial markets throughout most of the six-month period may best be described as a risk-on/risk-off trading environment in response to the uncertainty about the sustainability of the U.S. economic recovery and ongoing concerns about the overall health of the eurozone. When uncertainty was high, investors sold riskier assets such as high-beta1 equities, commodities, emerging markets securities, and high-yield bonds in preference for the relative safety of U.S. Treasuries. In periods of low volatility, investor risk tolerance dramatically rose and the markets sought out the higher yield and return potential of those riskier investments.

During the first quarter of 2012, investor sentiment appeared to be more positive and balanced. This recent shift in sentiment seemed to be the result of improvement in the global macroeconomic backdrop, which contributed to a less volatile market environment and a more stable consensus earnings growth outlook. These developments also encouraged investors to refocus on underlying fundamentals, sparking the first-quarter equity rally that was led by stocks and sectors that were shunned at points in 2011, notably retail and higher-growth information technology names—especially within the U.S. markets.

The momentum of the first quarter faded during April and May as softening global economic data and political leadership changes in France and Greece raised more immediate questions about the future of the European Union and its euro currency. In June, investors were encouraged by the successful formation of a new government in Greece, an uneventful bailout of several Spanish banks, and some progress among European leaders about how to handle their ongoing fiscal challenges. In addition, the Federal Reserve extended “Operation Twist”—a stimulus program designed to keep long-term rates low—in response to U.S. economic data that confirmed a slowdown in economic activity during the period.

On balance, positive news outweighed negative news during the six-month period, resulting in positive performance across the U.S. financial markets. The S&P 500 Index2 and the Russell 3000® Index3—which measure the broad U.S. equity market—posted total returns of 9.49% and 9.32%, respectively, for the reporting period. By comparison, the Barclays U.S. Aggregate Bond Index4, representing the universe of U.S. investment-grade taxable bonds, returned 2.37%, and the Barclays U.S. Treasury Index5, which is composed of U.S. Treasury securities, returned 1.51% for the six-month period.

The global economic activity slowed during the period.

Many global economies showed some signs of improvement early in the period, but the pace slowed primarily due to persistently sluggish job growth and a flat housing market affecting the U.S., in addition to the ongoing fiscal concerns affecting the eurozone.

1.	Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison to a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.

2.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

3.

The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

4.	The Barclays U.S. Aggregate Bond Index is composed of the Barclays Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

Letter to Shareholders (Unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	3

During the six-month period, the U.S. Bureau of Economic Analysis reported that U.S. gross domestic product (GDP) accelerated to an annual growth rate of 3.0% in the fourth quarter of 2011, reigniting hopes of a sustainable U.S. economic recovery in 2012. Those hopes were buoyed further in April 2012 by the advance estimate of first-quarter 2012 GDP, which remained positive with a 2.2% annual rate. However, in May 2012, that estimate of first-quarter 2012 GDP was revised lower to a 1.9% annual rate.

Global policy makers remained committed to accommodative policies.

Throughout the six-month period, the U.S. Federal Reserve (Fed) remained committed to an expansionary monetary policy to help stimulate growth in the U.S. economy. Citing that inflation remained subdued, the Fed held its target range for the federal funds rate—a proxy for short-term interest rates—steady at 0% to 0.25%. The Fed also reiterated its belief that economic conditions were likely to warrant exceptionally low levels for the federal funds rate through late 2014 following the FOMC meeting on January 25, 2012. Additionally, in June 2012, the Fed extended its “Operation Twist”—a stimulus program that is designed to keep intermediate- and longer-term yields relatively low. By keeping longer-term yields low, lending activity may increase and potentially spark business investments and home purchases that, in turn, may provide support for a more sustainable economic recovery.

The European Central Bank (ECB) also continued to maintain an accommodative monetary policy throughout the period, primarily in an effort to stave off the contagion risk stemming from the ongoing concerns about the potential of Greece defaulting on its sovereign bonds. Fortunately, Greece received another bailout and was able to restructure its outstanding debt in February 2012, which alleviated near-term contagion risks and the possibility of the euro collapsing. However, the agreement does not fully address longer-term structural issues that affect not only Greece but several other countries across the eurozone.

Recognizing the drag the persistent sovereign debt crisis has had on financial stability across the eurozone, the ECB introduced additional liquidity into the European banking system through its Long-Term Refinancing Operation (LTRO). The LTRO effectively encourages European banks to buy sovereign bonds of the eurozone governments, helping to push yields lower on bonds from financially fragile countries like Spain and Italy. This type of activity helps reduce the near-term risk that those countries will experience funding issues. From a global market perspective, this additional liquidity further helps alleviate fears of contagion and may cause risk premiums to decline.

Recent events have not altered our message to shareholders.

The heightened volatility of the past six months and lingering uncertainties about the global economic outlook going forward have left many investors questioning their resolve—and their investments. Yet, it is precisely at such times that the market may present opportunities—as well as challenges—for prudent investors. For many investors, simply building and maintaining a well-diversified6 investment plan focused on clear financial objectives is the best long-term strategy.

5.	The Barclays U.S. Treasury Index is an unmanaged index of prices of U.S. Treasury bonds with maturities of one to 30 years. You cannot invest directly in an index.

4	Wells Fargo Advantage VT Index Asset Allocation Fund	Letter to Shareholders (Unaudited)

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our Web site at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

6.	Diversification does not assure or guarantee better performance and cannot eliminate the risk of investment losses.

Performance Highlights (Unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	5

INVESTMENT OBJECTIVE

The Fund seeks long-term total return, consisting of capital appreciation and current income.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Petros Bocray, CFA

Jeffrey P. Mellas, CAIA

FUND INCEPTION

April 15, 1994

TEN LARGEST HOLDINGS[1] (AS OF JUNE 30, 2012)
US Treasury Bond, 4.38%, 05/15/2040	2.94%
US Treasury Bond, 3.75%, 08/15/2041	2.89%
US Treasury Bond, 4.25%, 11/15/2040	2.86%
US Treasury Bond, 4.38%, 11/15/2039	2.85%
US Treasury Bond, 4.62%, 02/15/2040	2.80%
Apple Incorporated	2.54%
US Treasury Bond, 3.87%, 08/15/2040	2.40%
US Treasury Bond, 4.38%, 05/15/2041	2.39%
US Treasury Bond, 4.75%, 02/15/2041	2.22%
US Treasury Bond, 4.25%, 05/15/2039	2.06%

NEUTRAL ALLOCATION[2] (AS OF JUNE 30, 2012)

1.	The ten largest holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

2.	Portfolio allocations are subject to change. Cash and cash equivalents are not reflected in the calculations of the portfolio allocations. Neutral allocation is the target allocation of the Fund as stated in the Fund’s prospectus. Current target allocation is the current allocation of the Fund based on our Tactical Asset Allocation Model as of the date specified and is subject to change.

6	Wells Fargo Advantage VT Index Asset Allocation Fund	Performance Highlights (Unaudited)

CURRENT TARGET ALLOCATION[2] (AS OF JUNE 30, 2012)

EQUITY SECTOR DISTRIBUTION[3] (AS OF JUNE 30, 2012)

3.	Equity sector distribution is subject to change and is calculated based on the total long-term equity investments of the Fund.

Performance Highlights (Unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	7

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF JUNE 30, 2012)

						Expense Ratios[4]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	Gross	Net[5]
Class 2	04/15/1994	8.61	10.71	1.84	5.44	1.06%	1.00%
Index Asset Allocation Composite Index[6]		7.87	18.94	6.02	7.64
S&P 500 Index[7]		9.49	5.45	0.22	5.33
Barclays U.S. Treasury 20+ Year Index[8]		4.27	37.20	12.46	9.27

*	Returns for periods of less than one year are not annualized.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-866-765-0778. Performance figures of the Fund do not reflect fees charged pursuant to the terms of variable life insurance policies and variable annuity contracts.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund’s prospectus for additional information on these and other risks.

Please refer to the prospectus provided by your participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees and other charges that may be assessed by the participating insurance companies.

4.	Reflects the expense ratio as stated in the most recent prospectus.

5.	The Adviser has committed through April 30, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. Without this cap, the Fund’s returns would have been lower.

6.	The Index Asset Allocation Composite Index is weighted 60% in the S&P 500 Index and 40% in the Barclays U.S. Treasury 20+ Year Index. You cannot invest directly in an index.

7.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

8.	The Barclays U.S. Treasury 20+ Year Index is an unmanaged index composed of securities in the U.S. Treasury Index with maturities of 20 years or greater. You cannot invest directly in an index.

8	Wells Fargo Advantage VT Index Asset Allocation Fund	Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2012 to June 30, 2012.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any separate account charges assessed by participating insurance companies. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges assessed by participating insurance companies were included, your costs would have been higher.

	Beginning Account Value 01-01-2012	Ending Account Value 06-30-2012	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class 2
Actual	$1,000.00	$1,086.14	$5.19	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.89	$5.02	1.00%

1.	Expenses paid is equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of Investments—June 30, 2012 (Unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	9

Security Name	Shares	Value

Common Stocks: 57.21%

Consumer Discretionary: 6.32%

Auto Components: 0.14%
BorgWarner Incorporated «†	472	$30,958
Johnson Controls Incorporated	2,798	77,533
The Goodyear Tire & Rubber Company †	1,007	11,893

		120,384

Automobiles: 0.22%
Ford Motor Company	15,700	150,563
Harley-Davidson Incorporated	952	43,535

		194,098

Distributors: 0.04%
Genuine Parts Company «	642	38,681

Diversified Consumer Services: 0.05%
Apollo Group Incorporated Class A †	442	15,996
DeVry Incorporated	242	7,495
H&R Block Incorporated	1,208	19,304

		42,795

Hotels, Restaurants & Leisure: 1.10%
Carnival Corporation «	1,864	63,879
Chipotle Mexican Grill Incorporated «†	130	49,394
Darden Restaurants Incorporated «	529	26,783
International Game Technology	1,214	19,121
Marriott International Incorporated Class A «	1,089	42,689
McDonald’s Corporation	4,181	370,144
Starbucks Corporation	3,121	166,412
Starwood Hotels & Resorts Worldwide Incorporated	813	43,122
Wyndham Worldwide Corporation «	600	31,644
Wynn Resorts Limited	327	33,916
Yum! Brands Incorporated «	1,895	122,076

		969,180

Household Durables: 0.19%
D.R. Horton Incorporated «	1,153	21,192
Harman International Industries Incorporated	290	11,484
Leggett & Platt Incorporated	577	12,192
Lennar Corporation «	670	20,710
Newell Rubbermaid Incorporated	1,193	21,641
Pulte Homes Incorporated †	1,389	14,862
Stanley Black & Decker Incorporated	703	45,245
Whirlpool Corporation	318	19,449

		166,775

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of Investments—June 30, 2012 (Unaudited)

Security Name	Shares	Value

Internet & Catalog Retail: 0.59%
Amazon.com Incorporated †	1,483	$338,643
Expedia Incorporated «	371	17,834
Netflix Incorporated †	228	15,611
priceline.com Incorporated †	205	136,227
TripAdvisor Incorporated †	392	17,518

		525,833

Leisure Equipment & Products: 0.07%
Hasbro Incorporated	480	16,258
Mattel Incorporated	1,401	45,448

		61,706

Media: 1.95%
Cablevision Systems Corporation New York Group Class A	881	11,708
CBS Corporation Class B	2,666	87,391
Comcast Corporation Class A	11,092	354,611
DIRECTV Group Incorporated †	2,694	131,521
Discovery Communications Incorporated Class C «†	1,049	56,646
Gannett Company Incorporated «	966	14,229
Interpublic Group of Companies Incorporated	1,823	19,780
McGraw-Hill Companies Incorporated	1,151	51,795
News Corporation Class A	8,667	193,187
Omnicom Group Incorporated «	1,121	54,481
Scripps Networks Interactive Incorporated	381	21,664
Time Warner Cable Incorporated	1,286	105,581
Time Warner Incorporated	3,949	152,037
Viacom Incorporated Class B	2,171	102,080
Walt Disney Company	7,353	356,621
Washington Post Company Class B	20	7,476

		1,720,808

Multiline Retail: 0.46%
Big Lots Incorporated «†	262	10,687
Dollar Tree Incorporated †	954	51,325
Family Dollar Stores Incorporated	480	31,910
JCPenney Company Incorporated «	603	14,056
Kohl’s Corporation «	986	44,853
Macy’s Incorporated	1,699	58,361
Nordstrom Incorporated	659	32,746
Sears Holdings Corporation «†	157	9,373
Target Corporation	2,720	158,277

		411,588

Specialty Retail: 1.17%
Abercrombie & Fitch Company Class A «	340	11,608
AutoNation Incorporated «†	171	6,033
AutoZone Incorporated «†	109	40,022
Bed Bath & Beyond Incorporated †	956	59,081
Best Buy Company Incorporated	1,140	23,894

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—June 30, 2012 (Unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	11

Security Name	Shares	Value

Specialty Retail (continued)
CarMax Incorporated «†	939	$24,358
GameStop Corporation Class A	536	9,841
Gap Incorporated	1,369	37,456
Home Depot Incorporated «	6,297	333,678
Limited Brands Incorporated	994	42,275
Lowe’s Companies Incorporated	4,841	137,678
O’Reilly Automotive Incorporated †	519	43,477
Ross Stores Incorporated	928	57,972
Staples Incorporated «	2,835	36,997
Tiffany & Company «	521	27,587
TJX Companies Incorporated	3,048	130,851
Urban Outfitters Incorporated «†	459	12,664

		1,035,472

Textiles, Apparel & Luxury Goods: 0.34%
Coach Incorporated	1,182	69,123
Fossil Incorporated †	214	16,380
Nike Incorporated Class B	1,509	132,460
Ralph Lauren Corporation	267	37,396
VF Corporation	356	47,508

		302,867

Consumer Staples: 6.46%

Beverages: 1.56%
Beam Incorporated	648	40,494
Brown-Forman Corporation Class B	409	39,612
Coca-Cola Enterprises Incorporated	1,234	34,601
Constellation Brands Incorporated Class A †	668	18,076
Dr Pepper Snapple Group Incorporated «	871	38,106
Molson Coors Brewing Company	647	26,922
PepsiCo Incorporated	6,434	454,626
The Coca-Cola Company	9,281	725,681

		1,378,118

Food & Staples Retailing: 1.38%
Costco Wholesale Corporation	1,778	168,910
CVS Caremark Corporation	5,272	246,361
Kroger Company «	2,308	53,523
Safeway Incorporated «	989	17,950
Sysco Corporation «	2,409	71,812
Wal-Mart Stores Incorporated «	7,099	494,942
Walgreen Company	3,549	104,979
Whole Foods Market Incorporated	672	64,055

		1,222,532

Food Products: 1.05%
Archer Daniels Midland Company	2,709	79,970
Campbell Soup Company «	728	24,301

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of Investments—June 30, 2012 (Unaudited)

Security Name	Shares	Value

Food Products (continued)
ConAgra Foods Incorporated	1,709	$44,314
De Master Blenders1753 NV †	2,441	27,524
Dean Foods Company †	759	12,926
General Mills Incorporated «	2,663	102,632
H.J. Heinz Company «	1,316	71,564
Hillshire Brands Company	488	14,153
Hormel Foods Corporation «	564	17,157
JM Smucker Company	466	35,192
Kellogg Company	1,015	50,070
Kraft Foods Incorporated Class A	7,294	281,694
McCormick & Company Incorporated «	546	33,115
Mead Johnson & Company	839	67,548
The Hershey Company	626	45,091
Tyson Foods Incorporated Class A	1,188	22,370

		929,621

Household Products: 1.21%
Clorox Company «	535	38,766
Colgate-Palmolive Company	1,963	204,348
Kimberly-Clark Corporation	1,613	135,121
Procter & Gamble Company	11,272	690,410

		1,068,645

Personal Products: 0.09%
Avon Products Incorporated	1,776	28,789
Estee Lauder Companies Incorporated Class A	927	50,169

		78,958

Tobacco: 1.17%
Altria Group Incorporated	8,371	289,218
Lorillard Incorporated	537	70,857
Philip Morris International	7,017	612,303
Reynolds American Incorporated	1,364	61,203

		1,033,581

Energy: 6.18%

Energy Equipment & Services: 0.95%
Baker Hughes Incorporated	1,804	74,144
Cameron International Corporation †	1,013	43,265
Diamond Offshore Drilling Incorporated «	286	16,911
FMC Technologies Incorporated †	984	38,602
Halliburton Company	3,797	107,797
Helmerich & Payne Incorporated	442	19,218
Nabors Industries Limited †	1,194	17,194
National Oilwell Varco Incorporated	1,753	112,963
Noble Corporation	1,038	33,766
Rowan Companies plc †	511	16,521
Schlumberger Limited	5,486	356,096

		836,477

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—June 30, 2012 (Unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	13

Security Name	Shares	Value

Oil, Gas & Consumable Fuels: 5.23%
Alpha Natural Resources Incorporated †	906	$7,891
Anadarko Petroleum Corporation	2,055	136,041
Apache Corporation «	1,608	141,327
Cabot Oil & Gas Corporation	863	34,002
Chesapeake Energy Corporation «	2,725	50,685
Chevron Corporation	8,117	856,344
ConocoPhillips Company «	5,202	290,688
CONSOL Energy Incorporated «	936	28,305
Denbury Resources Incorporated †	1,607	24,282
Devon Energy Corporation	1,663	96,437
EOG Resources Incorporated	1,109	99,932
EQT Corporation	615	32,982
Exxon Mobil Corporation	19,237	1,646,110
Hess Corporation	1,251	54,356
Kinder Morgan Incorporated	2,077	66,921
Marathon Oil Corporation	2,902	74,204
Marathon Petroleum Corporation	1,402	62,978
Murphy Oil Corporation	799	40,182
Newfield Exploration Company †	555	16,267
Noble Energy Incorporated	732	62,088
Occidental Petroleum Corporation	3,336	286,129
Peabody Energy Corporation	1,121	27,487
Phillips 66 Incorporated †	2,572	85,493
Pioneer Natural Resources Company «	506	44,634
QEP Resources Incorporated	734	21,998
Range Resources Corporation	667	41,267
Southwestern Energy Company †	1,432	45,724
Spectra Energy Corporation	2,685	78,026
Sunoco Incorporated	436	20,710
Tesoro Petroleum Corporation †	577	14,402
The Williams Companies Incorporated	2,574	74,183
Valero Energy Corporation	2,275	54,941
WPX Energy Incorporated †	817	13,219

		4,630,235

Financials: 8.24%

Capital Markets: 1.05%
Ameriprise Financial Incorporated	899	46,982
Bank of New York Mellon Corporation	4,906	107,687
BlackRock Incorporated	527	89,495
Charles Schwab Corporation	4,452	57,564
E*TRADE Financial Corporation †	1,046	8,410
Federated Investors Incorporated Class B	381	8,325
Franklin Resources Incorporated «	584	64,818
Goldman Sachs Group Incorporated	2,024	194,021
Invesco Limited	1,844	41,674
Legg Mason Incorporated «	517	13,633
Morgan Stanley	6,265	91,406
Northern Trust Corporation	992	45,652

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of Investments—June 30, 2012 (Unaudited)

Security Name	Shares	Value

Capital Markets (continued)
State Street Corporation	2,010	$89,726
T. Rowe Price Group Incorporated «	1,049	66,045

		925,438

Commercial Banks: 1.69%
Branch Banking & Trust Corporation	2,874	88,663
Comerica Incorporated «	809	24,844
Fifth Third Bancorp	3,785	50,719
First Horizon National Corporation	1,039	8,987
Huntington Bancshares Incorporated	3,557	22,765
KeyCorp	3,921	30,349
M&T Bank Corporation «	521	43,019
PNC Financial Services Group Incorporated	2,175	132,914
Regions Financial Corporation	5,810	39,218
SunTrust Banks Incorporated	2,214	53,645
US Bancorp	7,792	250,591
Wells Fargo & Company (l)	21,860	730,998
Zions Bancorporation «	758	14,720

		1,491,432

Consumer Finance: 0.54%
American Express Company	4,119	239,767
Capital One Financial Corporation	2,387	130,473
Discover Financial Services	2,182	75,454
SLM Corporation	2,007	31,530

		477,224

Diversified Financial Services: 2.32%
Bank of America Corporation	44,333	362,644
Berkshire Hathaway Incorporated Class B †	7,234	602,809
Citigroup Incorporated	12,062	330,619
CME Group Incorporated	273	73,194
InterContinental Exchange Incorporated †	299	40,658
JPMorgan Chase & Company	15,660	559,532
Leucadia National Corporation	815	17,335
Moody’s Corporation «	813	29,715
NASDAQ Stock Market Incorporated	504	11,426
NYSE Euronext Incorporated	1,045	26,731

		2,054,663

Insurance: 1.36%
ACE Limited	1,393	103,263
AFLAC Incorporated	1,924	81,943
Allstate Corporation «	2,021	70,917
American International Group Incorporated †	2,631	84,429
AON plc	1,343	62,826
Assurant Incorporated	353	12,299
Chubb Corporation	1,110	80,830
Cincinnati Financial Corporation «	668	25,431

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—June 30, 2012 (Unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	15

Security Name	Shares	Value

Insurance (continued)
Genworth Financial Incorporated †	2,022	$11,445
Lincoln National Corporation	1,174	25,675
Loews Corporation	1,257	51,424
Marsh & McLennan Companies Incorporated	2,245	72,356
MetLife Incorporated	4,369	134,784
Principal Financial Group Incorporated	1,235	32,394
Prudential Financial Incorporated	1,929	93,421
The Hartford Financial Services Group Incorporated	1,814	31,981
The Progressive Corporation «	2,508	52,242
The Travelers Companies Incorporated	1,600	102,144
Torchmark Corporation «	405	20,473
UnumProvident Corporation	1,176	22,497
XL Group plc	1,282	26,973

		1,199,747

Real Estate Management & Development: 0.02%
CBRE Group Incorporated †	1,349	22,070

REITs: 1.23%
American Tower Corporation	1,623	113,464
Apartment Investment & Management Company Class A	545	14,731
AvalonBay Communities Incorporated	392	55,460
Boston Properties Incorporated	616	66,756
Equity Residential Corporation	1,237	77,139
HCP Incorporated	1,726	76,203
Health Care REIT Incorporated	879	51,246
Host Hotels & Resorts Incorporated «	2,955	46,748
Kimco Realty Corporation «	1,674	31,856
Plum Creek Timber Company	665	26,401
Prologis Incorporated	1,894	62,938
Public Storage Incorporated	586	84,624
Simon Property Group Incorporated	1,247	194,108
Ventas Incorporated «	1,189	75,050
Vornado Realty Trust	764	64,161
Weyerhaeuser Company	2,211	49,438

		1,090,323

Thrifts & Mortgage Finance: 0.03%
Hudson City Bancorp Incorporated	2,173	13,842
People’s United Financial Incorporated	1,464	16,997

		30,839

Health Care: 6.86%

Biotechnology: 0.82%
Alexion Pharmaceuticals Incorporated «†	790	78,447
Amgen Incorporated	3,199	233,655
Biogen Idec Incorporated †	985	142,214
Celgene Corporation †	1,812	116,258
Gilead Sciences Incorporated †	3,116	159,788

		730,362

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of Investments—June 30, 2012 (Unaudited)

Security Name	Shares	Value

Health Care Equipment & Supplies: 1.03%
Baxter International Incorporated	2,265	$120,385
Becton Dickinson & Company «	834	62,342
Boston Scientific Corporation †	5,880	33,340
C.R. Bard Incorporated	345	37,067
CareFusion Corporation †	913	23,446
Covidien plc	1,984	106,144
DENTSPLY International Incorporated «	583	22,043
Edwards Lifesciences Corporation †	471	48,654
Intuitive Surgical Incorporated «†	163	90,268
Medtronic Incorporated	4,281	165,803
St. Jude Medical Incorporated	1,291	51,524
Stryker Corporation	1,332	73,393
Varian Medical Systems Incorporated «†	459	27,893
Zimmer Holdings Incorporated «	725	46,661

		908,963

Health Care Providers & Services: 1.16%
Aetna Incorporated	1,429	55,402
AmerisourceBergen Corporation	1,032	40,609
Cardinal Health Incorporated	1,424	59,808
CIGNA Corporation	1,186	52,184
Coventry Health Care Incorporated	588	18,693
DaVita Incorporated «†	387	38,007
Express Scripts Holding Corporation †	3,313	184,965
Humana Incorporated	671	51,962
Laboratory Corporation of America Holdings «†	398	36,859
McKesson Corporation	968	90,750
Patterson Companies Incorporated «	361	12,444
Quest Diagnostics Incorporated «	653	39,115
Tenet Healthcare Corporation †	1,702	8,918
UnitedHealth Group Incorporated	4,268	249,678
WellPoint Incorporated	1,361	86,818

		1,026,212

Health Care Technology: 0.06%
Cerner Corporation «†	603	49,844

Life Sciences Tools & Services: 0.24%
Agilent Technologies Incorporated	1,430	56,113
Life Technologies Corporation †	735	33,068
PerkinElmer Incorporated	469	12,100
Thermo Fisher Scientific Incorporated	1,511	78,436
Waters Corporation «†	366	29,086

		208,803

Pharmaceuticals: 3.55%
Abbott Laboratories	6,472	417,250
Allergan Incorporated «	1,265	117,101
Bristol-Myers Squibb Company	6,949	249,817

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—June 30, 2012 (Unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	17

Security Name	Shares	Value

Pharmaceuticals (continued)
Eli Lilly & Company	4,201	$180,265
Forest Laboratories Incorporated †	1,093	38,244
Hospira Incorporated «†	680	23,786
Johnson & Johnson Services Incorporated	11,298	763,293
Merck & Company Incorporated	12,513	522,418
Mylan Laboratories Incorporated †	1,763	37,675
Perrigo Company	384	45,285
Pfizer Incorporated	30,805	708,515
Watson Pharmaceuticals Incorporated †	524	38,771

		3,142,420

Industrials: 5.94%

Aerospace & Defense: 1.42%
Boeing Company	3,082	228,993
General Dynamics Corporation	1,484	97,885
Goodrich Corporation	518	65,734
Honeywell International Incorporated	3,205	178,967
L-3 Communications Holdings Incorporated	401	29,678
Lockheed Martin Corporation «	1,095	95,353
Northrop Grumman Corporation	1,035	66,023
Precision Castparts Corporation	598	98,365
Raytheon Company	1,371	77,585
Rockwell Collins Incorporated «	597	29,462
United Technologies Corporation	3,749	283,162

		1,251,207

Air Freight & Logistics: 0.57%
C.H. Robinson Worldwide Incorporated «	669	39,157
Expeditors International of Washington Incorporated «	874	33,868
FedEx Corporation	1,297	118,818
United Parcel Service Incorporated Class B	3,947	310,866

		502,709

Airlines: 0.03%
Southwest Airlines Company «	3,158	29,117

Building Products: 0.02%
Masco Corporation	1,469	20,375

Commercial Services & Supplies: 0.29%
Avery Dennison Corporation «	426	11,647
Cintas Corporation	454	17,529
Dun & Bradstreet Corporation «	197	14,020
Equifax Incorporated	495	23,067
Iron Mountain Incorporated	704	23,204
Pitney Bowes Incorporated «	823	12,320
Republic Services Incorporated	1,295	34,266
Robert Half International Incorporated	588	16,799
RR Donnelley & Sons Company «	742	8,733

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of Investments—June 30, 2012 (Unaudited)

Security Name	Shares	Value

Commercial Services & Supplies (continued)
Stericycle Incorporated «†	350	$32,085
Waste Management Incorporated «	1,903	63,560

		257,230

Construction & Engineering: 0.09%
Fluor Corporation	696	34,341
Jacobs Engineering Group Incorporated †	531	20,104
Quanta Services Incorporated «†	876	21,085

		75,530

Electrical Equipment: 0.30%
Cooper Industries plc	655	44,658
Emerson Electric Company	3,018	140,578
Rockwell Automation Incorporated	587	38,777
Roper Industries Incorporated	401	39,531

		263,544

Industrial Conglomerates: 1.46%
3M Company	2,854	255,718
General Electric Company	43,587	908,353
Textron Incorporated «	1,153	28,675
Tyco International Limited	1,904	100,626

		1,293,372

Machinery: 1.16%
Caterpillar Incorporated	2,684	227,898
Cummins Incorporated	791	76,656
Danaher Corporation	2,366	123,221
Deere & Company «	1,636	132,303
Dover Corporation	756	40,529
Eaton Corporation	1,389	55,046
Flowserve Corporation «	225	25,819
Illinois Tool Works Incorporated «	1,964	103,876
Ingersoll-Rand plc	1,229	51,839
Joy Global Incorporated	435	24,678
Paccar Incorporated «	1,468	57,531
Pall Corporation «	476	26,090
Parker Hannifin Corporation	622	47,819
Snap-On Incorporated «	239	14,878
Xylem Incorporated	763	19,205

		1,027,388

Road & Rail: 0.49%
CSX Corporation	4,275	95,589
Norfolk Southern Corporation	1,340	96,172
Ryder System Incorporated	211	7,598
Union Pacific Corporation	1,959	233,728

		433,087

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—June 30, 2012 (Unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	19

Security Name	Shares	Value

Trading Companies & Distributors: 0.11%
Fastenal Company «	1,215	$48,977
W.W. Grainger Incorporated «	251	48,001

		96,978

Information Technology: 11.29%

Communications Equipment: 1.05%
Cisco Systems Incorporated	22,037	378,375
F5 Networks Incorporated «†	327	32,556
Harris Corporation «	468	19,586
JDS Uniphase Corporation †	952	10,472
Juniper Networks Incorporated †	2,179	35,539
Motorola Solutions Incorporated	1,201	57,780
QUALCOMM Incorporated	7,052	392,655

		926,963

Computers & Peripherals: 3.20%
Apple Incorporated †	3,847	2,246,648
Dell Incorporated †	6,116	76,572
EMC Corporation †	8,638	221,392
Hewlett-Packard Company	8,134	163,575
Lexmark International Incorporated «	293	7,788
NetApp Incorporated †	1,493	47,507
SanDisk Corporation †	1,002	36,553
Western Digital Corporation †	963	29,352

		2,829,387

Electronic Equipment, Instruments & Components: 0.24%
Amphenol Corporation Class A «	667	36,632
Corning Incorporated	6,243	80,722
FLIR Systems Incorporated	635	12,383
Jabil Circuit Incorporated «	748	15,207
Molex Incorporated	566	13,550
TE Connectivity Limited	1,759	56,130

		214,624

Internet Software & Services: 1.06%
Akamai Technologies Incorporated †	737	23,400
eBay Incorporated †	4,728	198,623
Google Incorporated Class A †	1,046	606,753
VeriSign Incorporated «†	650	28,321
Yahoo! Incorporated †	5,013	79,356

		936,453

IT Services: 2.22%
Accenture plc	2,651	159,299
Automatic Data Processing Incorporated	2,012	111,988
Cognizant Technology Solutions Corporation Class A †	1,253	75,180
Computer Sciences Corporation	639	15,860

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of Investments—June 30, 2012 (Unaudited)

Security Name	Shares	Value

IT Services (continued)
Fidelity National Information Services Incorporated	982	$33,467
Fiserv Incorporated «†	562	40,588
International Business Machines Corporation	4,745	928,027
MasterCard Incorporated	437	187,958
Paychex Incorporated	1,327	41,681
SAIC Incorporated «	1,138	13,793
Teradata Corporation †	694	49,975
Total System Services Incorporated	661	15,818
Visa Incorporated Class A «	2,049	253,318
Western Union Company	2,521	42,454

		1,969,406

Office Electronics: 0.05%
Xerox Corporation	5,545	43,639

Semiconductors & Semiconductor Equipment: 1.32%
Advanced Micro Devices Incorporated «†	2,423	13,884
Altera Corporation	1,327	44,906
Analog Devices Incorporated	1,227	46,221
Applied Materials Incorporated	5,273	60,429
Broadcom Corporation Class A	2,040	68,952
First Solar Incorporated «†	243	3,660
Intel Corporation	20,696	551,548
KLA-Tencor Corporation	689	33,933
Lam Research Corporation †	829	31,286
Linear Technology Corporation	947	29,670
LSI Corporation †	2,341	14,912
Microchip Technology Incorporated «	796	26,332
Micron Technology Incorporated †	4,071	25,688
NVIDIA Corporation †	2,546	35,186
Teradyne Incorporated «†	768	10,798
Texas Instruments Incorporated	4,708	135,073
Xilinx Incorporated	1,086	36,457

		1,168,935

Software: 2.15%
Adobe Systems Incorporated †	2,041	66,067
Autodesk Incorporated †	945	33,066
BMC Software Incorporated †	663	28,297
CA Incorporated	1,456	39,443
Citrix Systems Incorporated †	766	64,298
Electronic Arts Incorporated †	1,308	16,154
Intuit Incorporated	1,208	71,695
Microsoft Corporation	30,758	940,887
Oracle Corporation	15,964	474,131
Red Hat Incorporated †	794	44,845
Salesforce.com Incorporated «†	561	77,564
Symantec Corporation †	2,965	43,319

		1,899,766

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—June 30, 2012 (Unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	21

Security Name	Shares	Value

Materials: 1.95%

Chemicals: 1.34%
Air Products & Chemicals Incorporated	870	$70,235
Airgas Incorporated	285	23,943
CF Industries Holdings Incorporated	270	52,310
Dow Chemical Company «	4,917	154,886
E.I. du Pont de Nemours & Company	3,855	194,947
Eastman Chemical Company «	568	28,610
Ecolab Incorporated	1,202	82,373
FMC Corporation	564	30,163
International Flavors & Fragrances Incorporated «	333	18,248
Monsanto Company	2,195	181,702
Mosaic Company	1,225	67,081
PPG Industries Incorporated	627	66,537
Praxair Incorporated	1,229	133,629
Sherwin-Williams Company	353	46,720
Sigma-Aldrich Corporation «	497	36,743

		1,188,127

Construction Materials: 0.03%
Vulcan Materials Company	532	21,126

Containers & Packaging: 0.07%
Ball Corporation «	645	26,477
Bemis Company Incorporated	424	13,288
Owens-Illinois Incorporated †	679	13,016
Sealed Air Corporation	798	12,321

		65,102

Metals & Mining: 0.43%
Alcoa Incorporated «	4,388	38,395
Allegheny Technologies Incorporated	441	14,063
Cliffs Natural Resources Incorporated «	586	28,884
Freeport-McMoRan Copper & Gold Incorporated Class B	3,905	133,043
Newmont Mining Corporation	2,039	98,912
Nucor Corporation «	1,304	49,422
Titanium Metals Corporation	339	3,834
United States Steel Corporation «	593	12,216

		378,769

Paper & Forest Products: 0.08%
International Paper Company	1,798	51,980
MeadWestvaco Corporation	709	20,384

		72,364

Telecommunication Services: 1.84%

Diversified Telecommunication Services: 1.72%
AT&T Incorporated	24,119	860,084
CenturyTel Incorporated	2,556	100,936

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of Investments—June 30, 2012 (Unaudited)

Security Name	Shares	Value

Diversified Telecommunication Services (continued)
Frontier Communications Corporation «	4,107	$15,730
Verizon Communications Incorporated	11,688	519,415
Windstream Corporation «	2,420	23,377

		1,519,542

Wireless Telecommunication Services: 0.12%
Crown Castle International Corporation †	1,061	62,238
MetroPCS Communications Incorporated †	1,210	7,321
Sprint Nextel Corporation †	12,337	40,219

		109,778

Utilities: 2.13%

Electric Utilities: 1.27%
American Electric Power Company Incorporated	1,992	79,481
Consolidated Edison Incorporated «	1,205	74,939
Duke Energy Corporation	5,505	126,945
Edison International	1,340	61,908
Entergy Corporation	729	49,492
Exelon Corporation	3,507	131,933
FirstEnergy Corporation	1,720	84,607
Nextera Energy Incorporated	1,716	118,078
Northeast Utilities	1,290	50,065
Pepco Holdings Incorporated «	939	18,376
Pinnacle West Capital Corporation	450	23,283
PPL Corporation «	2,386	66,355
Progress Energy Incorporated	1,218	73,287
The Southern Company	3,574	165,476

		1,124,225

Gas Utilities: 0.06%
AGL Resources Incorporated	483	18,716
ONEOK Incorporated	855	36,175

		54,891

Independent Power Producers & Energy Traders: 0.06%
AES Corporation †	2,652	34,025
NRG Energy Incorporated †	937	16,266

		50,291

Multi-Utilities: 0.74%
Ameren Corporation	998	33,473
CenterPoint Energy Incorporated	1,758	36,338
CMS Energy Corporation	1,071	25,160
Dominion Resources Incorporated	2,351	126,954
DTE Energy Company	700	41,531
Integrys Energy Group Incorporated «	320	18,198
NiSource Incorporated «	1,169	28,933
PG&E Corporation	1,737	78,634

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—June 30, 2012 (Unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	23

Security Name			Shares	Value

Multi-Utilities (continued)
Public Service Enterprise Group Incorporated			2,081	$67,633
SCANA Corporation «			479	22,915
Sempra Energy			987	67,985
TECO Energy Incorporated			888	16,037
Wisconsin Energy Corporation			948	37,512
Xcel Energy Incorporated			2,003	56,905

				658,208

Total Common Stocks (Cost $40,682,378)				50,608,827

	Interest Rate	Maturity Date	Principal

U.S. Treasury Securities: 36.12%
U.S. Treasury Bond	3.13%	11/15/2041	$1,729,000	1,861,917
U.S. Treasury Bond	3.13	02/15/2042	828,000	891,006
U.S. Treasury Bond	3.50	02/15/2039	1,216,000	1,408,850
U.S. Treasury Bond	3.75	08/15/2041	2,115,000	2,554,854
U.S. Treasury Bond	3.88	08/15/2040	1,718,000	2,118,509
U.S. Treasury Bond	4.25	05/15/2039	1,391,000	1,819,602
U.S. Treasury Bond	4.25	11/15/2040	1,930,000	2,528,902
U.S. Treasury Bond	4.38	02/15/2038	688,000	914,395
U.S. Treasury Bond	4.38	11/15/2039	1,888,000	2,518,415
U.S. Treasury Bond	4.38	05/15/2040	1,951,000	2,603,670
U.S. Treasury Bond	4.38	05/15/2041	1,580,000	2,113,496
U.S. Treasury Bond	4.50	02/15/2036	1,026,000	1,379,970
U.S. Treasury Bond	4.50	05/15/2038	872,000	1,181,696
U.S. Treasury Bond	4.50	08/15/2039	1,324,000	1,798,985
U.S. Treasury Bond	4.63	02/15/2040	1,785,000	2,473,062
U.S. Treasury Bond	4.75	02/15/2037	545,000	760,701
U.S. Treasury Bond	4.75	02/15/2041	1,390,000	1,966,632
U.S. Treasury Bond	5.00	05/15/2037	728,000	1,052,074

Total U.S. Treasury Securities (Cost $25,249,910)				31,946,736

		Expiration Date	Shares
Warrants: 0.00%

Utilities: 0.00%

Gas Utilities: 0.00%
Kinder Morgan Incorporated (Utilities, Gas Utilities) †		2/15/2017	2,047	4,422

Total Warrants (Cost $3,141)				4,422

			Principal

Other: 0.12%
Gryphon Funding Limited Pass-Through Entity (a)(i)(v)			$389,097	105,056

Total Other (Cost $48,165)				105,056

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of Investments—June 30, 2012 (Unaudited)

Security Name			Shares	Value

Short-Term Investments: 11.02%

Investment Companies: 11.02%

	Yield

Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.15%		2,142,172	$2,142,172
Wells Fargo Securities Lending Cash Investments, LLC (l)(v)(u)(r)	0.19		5,284,238	5,284,238

				7,426,410

		Maturity Date	Principal

U.S. Treasury Securities: 2.62%
U.S. Treasury Bill #(z)	0.01	08/02/2012	$840,000	839,962
U.S. Treasury Bill #(z)	0.01	08/23/2012	1,480,000	1,479,904

				2,319,866

Total Short-Term Investments (Cost $9,746,224)				9,746,276

Total Investments in Securities
(Cost $75,729,818) *	104.47%	92,411,317
Other Assets and Liabilities, Net	(4.47)	(3,955,262)

Total Net Assets	100.00%	$88,456,055

«	All or a portion of this security is on loan.

†	Non-income earning security

(l)	Investment in an affiliate

(v)	Security represents investment of cash collateral received from securities on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.

*	Cost for federal income tax purposes is $78,316,409 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$18,169,892
Gross unrealized depreciation	(4,074,984)

Net unrealized appreciation	$14,094,908

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities—June 30, 2012 (Unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	25

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$84,253,909
In affiliated securities, at value (see cost below)	8,157,408

Total investments, at value (see cost below)	92,411,317
Receivable for investments sold	337,606
Receivable for Fund shares sold	19,334
Receivable for dividends and interest	338,434
Receivable for daily variation margin on open futures contracts	859,375
Receivable for securities lending income	4,668
Prepaid expenses and other assets	6,121

Total assets	93,976,855

Liabilities
Payable for Fund shares redeemed	83,591
Payable upon receipt of securities loaned	5,332,403
Advisory fee payable	30,286
Distribution fees payable	17,807
Due to other related parties	9,194
Accrued expenses and other liabilities	47,519

Total liabilities	5,520,800

Total net assets	$88,456,055

NET ASSETS CONSIST OF
Paid-in capital	$99,503,176
Undistributed net investment income	50,574
Accumulated net realized losses on investments	(28,445,937)
Net unrealized gains on investments	17,348,242

Total net assets	$88,456,055

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets – Class 2	$88,456,055
Shares outstanding – Class 2	6,782,376
Net asset value per share – Class 2	$13.04

Investments in unaffiliated securities, at cost	$67,369,047

Investments in affiliated securities, at cost	$8,360,771

Total investments, at cost	$75,729,818

Securities on loan, at value	$5,210,840

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage VT Index Asset Allocation Fund	Statement of Operation—Six Months Ended June 30, 2012 (Unaudited)

Investment income
Dividends	$578,746
Interest	527,122
Securities lending income, net	9,621
Income from affiliated securities	3,933

Total investment income	1,119,422

Expenses
Advisory fee	244,836
Administration fees
Fund level	22,258
Class 2	35,612
Distribution fees
Class 2	111,289
Custody and accounting fees	20,778
Professional fees	16,496
Shareholder report expenses	30,954
Trustees’ fees and expenses	6,179
Other fees and expenses	7,518

Total expenses	495,920
Less: Fee waivers and/or expense reimbursements	(50,764)

Net expenses	445,156

Net investment income	674,266

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	1,959,117
Affiliated securities	9,565
Futures transactions	1,370,515

Net realized gains on investments	3,339,197

Net change in unrealized gains (losses) on:
Unaffiliated securities	3,209,876
Affiliated securities	128,156
Futures transactions	177,773

Net change in unrealized gains (losses) on investments	3,515,805

Net realized and unrealized gains (losses) on investments	6,855,002

Net increase in net assets resulting from operations	$7,529,268

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage VT Index Asset Allocation Fund	27

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011

Operations
Net investment income		$674,266		$1,618,433
Net realized gains on investments		3,339,197		257,523
Net change in unrealized gains (losses) on investments		3,515,805		4,099,372

Net increase in net assets resulting from operations		7,529,268		5,975,328

Distributions to shareholders from
Net investment income – Class 2		(623,692)		(2,862,036)

Capital share transactions	Shares		Shares
Proceeds from shares sold – Class 2	142,253	1,825,455	112,473	1,333,493
Reinvestment of distributions – Class 2	48,209	623,692	242,703	2,862,036
Payment for shares redeemed – Class 2	(804,452)	(10,300,957)	(1,742,779)	(20,852,107)

Net decrease in net assets resulting from capital share transactions		(7,851,810)		(16,656,578)

Total decrease in net assets		(946,234)		(13,543,286)

Net assets
Beginning of period		89,402,289		102,945,575

End of period		$88,456,055		$89,402,289

Undistributed net investment income		$50,574		$0

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Advantage VT Index Asset Allocation Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class 2[1]		2011	2010	2009	2008	2007
Net asset value, beginning of period	$12.09	$11.72	$10.53	$9.31	$14.64	$14.13
Net investment income	0.10	0.21	0.20	0.19	0.30	0.34
Net realized and unrealized gains (losses) on investments	0.94	0.54	1.18	1.22	(4.32)	0.73

Total from investment operations	1.04	0.75	1.38	1.41	(4.02)	1.07
Distributions to shareholders from
Net investment income	(0.09)	(0.38)	(0.19)	(0.19)	(0.30)	(0.33)
Net realized gains	0.00	0.00	0.00	0.00	(1.01)	(0.23)

Total distributions to shareholders	(0.09)	(0.38)	(0.19)	(0.19)	(1.31)	(0.56)
Net asset value, end of period	$13.04	$12.09	$11.72	$10.53	$9.31	$14.64
Total return	8.61%	6.48%	13.29%	15.46%	(29.11)%	7.60%
Ratios to average net assets (annualized)
Gross expenses	1.11%	1.06%	1.10%	1.07%	1.07%	1.02%
Net expenses	1.00%	0.99%	1.00%	1.00%	1.00%	1.00%
Net investment income	1.51%	1.70%	1.76%	2.01%	2.37%	2.26%
Supplemental data
Portfolio turnover rate	4%	17%	25%	43%	21%	25%
Net assets, end of period (000’s omitted)	$88,456	$89,402	$102,946	$113,271	$125,958	$254,054

1.	After the close of business on July 16, 2010, existing shares of the Fund were renamed Class 2 shares.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	29

1. ORGANIZATION

Wells Fargo Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage VT Index Asset Allocation Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Valuation Procedures.

Fixed income securities with original maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

30	Wells Fargo Advantage VT Index Asset Allocation Fund	Notes to Financial Statements (Unaudited)

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Futures contracts

The Fund may be subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	31

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However, any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than be considered all short-term as under previous law. In addition, the Fund may elect to defer any portion of a post-October capital loss or qualified late-year ordinary loss to the first day of the following taxable year. A post-October capital loss is the greatest of the net capital loss, net short-term capital loss or net long-term capital loss for the portion of the taxable year after October 31. A qualified late-year ordinary loss is the net loss comprised of (a) net gain or loss from the sale or other disposition of certain capital assets for the portion of the taxable year after October 31, and (b) other ordinary income or loss for the portion of the taxable year after December 31.

As of December 31, 2011, the Fund had net capital loss carryforwards, which are available to offset future net realized capital gains, in the amount of $23,800,005 with $20,075,438 expiring in 2016 and $3,724,567 expiring in 2017.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

32	Wells Fargo Advantage VT Index Asset Allocation Fund	Notes to Financial Statements (Unaudited)

As of June 30, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$50,608,827	$0	$0	$50,608,827
Warrants	0	4,422	0	4,422
U.S. Treasury securities	31,946,736	0	0	31,946,736
Other	0	0	105,056	105,056
Short-term investments
Investment companies	2,142,172	5,284,238	0	7,426,410
U.S. Treasury securities	2,319,866	0	0	2,319,866
	$87,017,601	$5,288,660	$105,056	$92,411,317

Further details on the major security types listed above can be found in the Portfolio of Investments.

As of June 30, 2012, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts+	$666,743	$0	$0	$666,743

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended June 30, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase. For the six months ended June 30, 2012, the advisory fee was equivalent to an annual rate of 0.55% of the Fund’s average daily net assets.

Funds Management has retained the services of a sub-adviser to provide daily portfolio management to the Fund. The fee for sub-advisory services is borne by Funds Management. Wells Capital Management, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.15% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and for Class 2 shares a class level administration fee of 0.08% of its average daily net assets.

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain the net operating expense ratio for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through April 30, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.00% for Class 2.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	33

Distribution fees

The Trust has adopted a Distribution Plan for Class 2 shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class 2 shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.25% of the average daily net assets.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2012 were as follows:

Purchases at Cost		Sales Proceeds
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$3,000,774	$759,357	$4,451,274	$5,145,108

6. DERIVATIVE TRANSACTIONS

During the six months ended June 30, 2012, the Fund entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At June 30, 2012, the Fund had long and short futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Contract Value at June 30, 2012	Unrealized Gains (Losses)
September 2012	70 Long	S&P 500 Index	$23,737,000	$814,761
September 2012	3 Long	30-Year U.S. Treasury Bonds	443,906	(572)
September 2012	144 Short	30-Year U.S. Treasury Bonds	21,307,500	(147,446)

The Fund had average contract amounts of $24,694,062 and $22,012,288 in long and short futures contracts, respectively, during the six months ended June 30, 2012.

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2012 was as follows for the Fund:

	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Net assets – Net unrealized gains on investments	$0	*	Net assets – Net unrealized gains on investments	$148,018	*
Equity contracts	Net assets – Net unrealized gains on investments	814,761	*	Net assets – Net unrealized gains on investments	0	*
		$814,761			$148,018

*	Amount represents cumulative unrealized gains/losses on futures contracts. Only the variation margin as of June 30, 2012 is reported separately on the Statement of Assets and Liabilities.

34	Wells Fargo Advantage VT Index Asset Allocation Fund	Notes to Financial Statements (Unaudited)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2012 was as follows for the Fund:

	Amount of Realized Gains (Losses) on Derivatives	Change in Unrealized Gains (Losses) on Derivatives
Equity contracts	$2,005,399	$379,735
Interest rate contracts	(634,884)	(201,962)
	$1,370,515	$177,773

7. BANK BORROWINGS

The Trust and Wells Fargo Funds Trust (excluding the money market funds) are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended June 30, 2012, the Fund paid $85 in commitment fees.

For the six months ended June 30, 2012, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

Other Information (Unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	35

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargoadvantagefunds.com, or visiting the SEC Web site at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at wellsfargoadvantagefunds.com or by visiting the SEC Web site at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

36	Wells Fargo Advantage VT Index Asset Allocation Fund	Other Information (Unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 138 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service*	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other Information (Unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	37

Name and Year of Birth	Position Held and Length of Service*	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Nancy Wiser (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at wellsfargoadvantagefunds.com.

38	Wells Fargo Advantage VT Index Asset Allocation Fund	Other Information (Unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in person meeting held on March 29-30, 2012 (the “Meeting”), the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage VT Index Asset Allocation Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“Wells Capital Management”) for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

In providing information to the Board, Funds Management and Wells Capital Management were guided by a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf at the start of the Board’s annual contract renewal process earlier in 2012. In approving the Advisory Agreements, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee likely attributed different weights to various factors.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Fund by Funds Management and its affiliates.

The Board’s decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of information provided to it. In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and Wells Capital Management about various topics, including Funds Management’s oversight of service providers. The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Board in concluding that the nature, extent and quality of the investment advisory services provided to the Fund by Funds Management and Wells Capital Management supported the re-approval of the Advisory Agreements. Although the Board considered the continuation of the Advisory Agreements for the Fund as part of the larger process of considering the continuation of the advisory agreements for all of the funds in the complex, its decision to continue the Advisory Agreements for the Fund was ultimately made on a fund-by-fund basis.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2011. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the “Universe”) that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund, and in comparison to the Fund’s

Other Information (Unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	39

benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe. The Board noted that the performance of the Fund was higher than or in range of the median performance of the Universe for all periods under review, except for the five-year period. The Board also noted that the performance of the Fund was higher than or in range of its benchmark, the Lipper VUF Mixed-Asset Target Allocation Moderate Funds Index, for the periods under review.

The Board received and considered information regarding the Fund’s contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an “Expense Group”) that was determined by Lipper to be similar to the Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in the Fund’s Expense Group. The Board noted that the net operating expense ratios of the Fund were in range of the Fund’s Expense Group’s median net operating expense ratios.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements for the Fund.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”), both on a stand-alone basis and on a combined basis with the Fund’s administration fee rate. The Board took into account the separate administrative and other services covered by the administration fee rate. The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to Wells Capital Management for investment sub-advisory services (the “Sub-Advisory Agreement Rate”). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rate and considered the Advisory Agreement Rate after taking the waivers/caps into account (the “Net Advisory Rate”).

The Board received and considered information comparing the Advisory Agreement Rate and Net Advisory Rate, combined with the administration fee rates, with those of other funds in the Fund’s Expense Group median. The Board noted that the Advisory Agreement Rate and Net Advisory Rate for the Fund were in range of the median rates for the Fund’s Expense Group.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and Wells Capital Management to other types of clients. In this regard, the Board received information about differences between the services, and the compliance, reporting, and other legal burdens and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.

The Board determined that the Advisory Agreement Rate for the Fund, both with and without the administration fee rate and before and after waivers, was reasonable in light of the Fund’s Expense Group information, the net expense ratio commitments, the services covered by the Advisory Agreements and other information provided. The Board also reviewed and considered the Sub-Advisory Agreement Rate and concluded that the Sub-Advisory Agreement Rate was reasonable in light of the services covered by the Sub-Advisory Agreement and other information provided.

Profitability

The Board received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Fund. It considered that the information provided to it was necessarily estimated, and that the profitability information provided to it, especially on a fund-by-fund basis, did not necessarily provide a precise tool for evaluating the appropriateness of the Fund’s Advisory Agreement Rate in isolation. It noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on, among other things, the size and type of fund. The Board concluded that the profitability reported by Funds Management was not unreasonable.

40	Wells Fargo Advantage VT Index Asset Allocation Fund	Other Information (Unaudited)

The Board did not consider separate profitability information with respect to Wells Capital Management, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee and/or administration fee structure, which operate generally to reduce the expenses of the Fund (as a percentage of Fund assets) as the Fund grows in size. It considered that, as a fund shrinks in size, breakpoints conversely result in increasing fee levels. The Board noted that it would have on-going opportunities to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward sharing economies of scale, if any, with the Fund. However, the Board acknowledged the inherent limitations of any analysis of economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board’s understanding that economies of scale are realized, if at all, across a variety of products and services, not just with respect to a single fund.

Other benefits to Funds Management and Wells Capital Management

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Fund and benefits potentially derived from an increase in Funds Management’s and Wells Capital Management’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

Other factors and broader review

The Board also considered the markets for distribution of the Fund’s shares, including the channels through which the Fund’s shares are offered and sold. The Board noted that the Fund is part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15 of the 1940 Act and also reviews and assesses information about the quality of the services that the Fund receives throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

List of Abbreviations	Wells Fargo Advantage VT Index Asset Allocation Fund	41

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FGLMC	— Federal Government Loan Mortgage Company
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Agreement
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPA	— Standby Purchase Agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate Trading of Registered Interest and Principal Securities
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

This page is intentionally left blank.

FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at wellsfargoadvantagefunds.com . Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

210663 08-12 SVT2/SAR136 06-12

Wells Fargo Advantage

VT International Equity Fund

Semi-Annual Report

June 30, 2012

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of June 30, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $207 billion in assets under management, as of June 30, 2012.

Equity Funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Equity Value Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
Capital Growth Fund	Growth Fund	Small Cap Opportunities Fund
Common Stock Fund	Index Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Equity Fund	Small Company Growth Fund
Discovery Fund†	International Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified International Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified Small Cap Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Emerging Markets Local Bond Fund	Municipal Bond Fund	Total Return Bond Fund
Government Securities Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Income Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
High Yield Bond Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Income Plus Fund
Asset Allocation Funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of semi-annual report.

2	Wells Fargo Advantage VT International Equity Fund	Letter to Shareholders (Unaudited)

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

The period was marked by continued concerns about the possible global economic effects of the ongoing European sovereign debt crisis that began in Greece and later spread to the larger economies of Italy and Spain.

In contrast to worrisome data from the eurozone, U.S. economic data remained moderately positive.

Dear Valued Shareholder:

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage VT International Equity Fund for the six-month period that ended June 30, 2012. The period was marked by continued concerns about the possible global economic effects of the ongoing European sovereign debt crisis that began in Greece and later spread to the larger economies of Italy and Spain. Widespread support from central banks helped push developed market indexes to gains despite considerable intra-period volatility.

Macroeconomic optimism faded as global growth slowed and worries rose.

Prior to and throughout the reporting period, concerns about the eurozone sovereign debt situation returned to center stage and dominated stock markets around the globe. Investors became increasingly concerned that Greece would default on its debt, a scenario that only seemed more likely as eurozone leaders began to openly discuss a “voluntary” haircut on Greek debt for private investors. Because many eurozone banks owned Greek debt and many U.S. banks had financial ties to eurozone banks, investors worried about the effects of such an event on the financial systems and on the global economy.

The Greek credit crisis was seemingly addressed in March 2012 when the Greek government came to an agreement with its creditors, allowing the country to write down the principal on most of its bonds in exchange for increased financial austerity. The Greek agreement, combined with unprecedented support for eurozone banks by the European Central Bank, seemed to calm investor concerns, at least temporarily.

By the end of the reporting period, however, the agreement seemed on the verge of unraveling. Legislative elections in May left no single party with enough seats to form a government, and none of the parties was able to form a ruling coalition. A pro-bailout party won the subsequent June elections, but the Greek economy remained so weak that investors questioned whether the country would be able to meet its economic targets from the March agreement. Even more worrisome, in May 2012, Spain nationalized Bankia, putting more than $19 billion into the bank after it suffered heavy losses from property loans. The move refocused investor attention on Spain’s weak economy and depressed property sector, and Spanish bonds sold off. Moreover, news reports indicated that Greeks and Spaniards were pulling money from their country’s banks in favor of German and Swiss banks. By mid-June, analysts were openly discussing the possibility of a crisis within the European banking system.

The U.S. economy reported relatively solid news.

In contrast to worrisome data from the eurozone, U.S. economic data remained moderately positive. Reported real gross domestic product (GDP) growth came in at an annualized rate of 3.0% in the fourth quarter of 2011 compared with the prior quarter. Real GDP growth decelerated to a 1.9% annualized rate in the first quarter of 2012 but remained solidly in positive territory. In addition, the major banks appeared to have taken steps toward repairing their balance sheets; in March, the Federal Reserve (Fed) announced that 15 of the 19 major banks had passed a “stress test” in which the Fed attempted to gauge whether the banks could survive a severe recession that included a 50% drop in the stock market and a 21% percent decline in housing prices.

Letter to Shareholders (Unaudited)	Wells Fargo Advantage VT International Equity Fund	3

The main piece of negative economic data was the unemployment rate, which remained at relatively high levels, beginning the period at 8.3% and ending it at 8.2%. Toward the end of the period, data indicated that the U.S. economy was adding fewer jobs than expected, leading to concerns that the country’s economic growth was slowing.

Major stock indexes posted positive returns.

Even though investor worries about the sovereign debt crisis within the eurozone caused considerable stock market volatility, the combination of central bank support and relatively strong U.S. economic numbers pushed major stock market indexes into the black, both for developed markets and for major emerging markets. Within the U.S., large-cap stocks modestly outperformed small-cap stocks, and growth stocks edged past value stocks.

We use time-tested investment strategies, even as many variables are at work in the market.

The full effect of the credit crisis remains unknown. Elevated unemployment and debt defaults continue to pressure consumers and businesses alike. In our experience, strict adherence to time-tested investment strategies has its rewards. As a whole, Wells Fargo Advantage Funds represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, we believe it helps in managing risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our Web site at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

4	Wells Fargo Advantage VT International Equity Fund	Performance Highlights (Unaudited)

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Jeffrey Everett, CFA

Dale A. Winner, CFA

FUND INCEPTION

August 17, 1998

TEN LARGEST EQUITY HOLDINGS[1] (AS OF JUNE 30, 2012)
Canon Incorporated	2.23%
China Mobile Limited	2.16%
Hennes & Mauritz AB Class B	2.16%
China Resources Power Holdings Company	2.11%
Bayer AG	2.10%
Novartis AG	2.06%
Smiths Group plc	1.95%
Volvo AB Class B	1.95%
E. ON AG	1.94%
Siemens AG	1.94%

SECTOR DISTRIBUTION[2] (AS OF JUNE 30, 2012)

1.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

2.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

Performance Highlights (Unaudited)	Wells Fargo Advantage VT International Equity Fund	5

AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF JUNE 30, 2012)

						Expense Ratios[4]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	Gross	Net[5]
Class 1	08/17/1998	0.42	(15.51)	(6.32)	4.21	0.98%	0.70%
Class 2	07/31/2002	0.42	(15.63)	(6.52)	3.97	1.23%	0.95%
MSCI ACWI Ex. USA Index (Net)[6],[8]		2.77	(14.57)	(4.62)	6.74
MSCI EAFE Free Index (Net)[7], [8]		2.96	(13.83)	(6.10)	5.14

*	Returns for periods of less than one year are not annualized.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-866-765-0778. Performance figures of the Fund do not reflect fees charged pursuant to the terms of variable life insurance policies and variable annuity contracts.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to active trading risk and smaller company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please refer to the prospectus provided by your participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees and other charges that may be assessed by the participating insurance companies.

3.	Performance shown for Class 2 shares prior to its inception reflects the performance of Class 1 shares, adjusted to reflect the higher expenses applicable to Class 2 shares. Historical performance shown for all classes of the Fund prior to July 19, 2010 is based on the performance of the Fund’s predecessor, Evergreen VA International Equity Fund. Effective July 16, 2010, the Fund changed its name from Wells Fargo Advantage VT International Core Fund to Wells Fargo Advantage VT International Equity Fund.

4.	Reflects the expense ratios as stated in the most recent prospectuses.

5.	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.69% for Class 1 and 0.94% for Class 2. Without this cap, the Fund’s returns would have been lower.

6.	The Morgan Stanley Capital International All Country World Ex. USA Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets excluding the United States. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

7.	The Morgan Stanley Capital International Europe, Australasia, and Far East (“MSCI EAFE Free”) Free Index (Net) is an unmanaged group of securities widely regarded by investors to be representative of the stock markets of Europe, Australasia, and the Far East. MSCI Free Indexes (Net) are constructed to reflect investment opportunities for global investors to account for local market restrictions on stock ownership by international investors. You cannot invest directly in an index.

8.	The Fund has changed its benchmark from the MSCI EAFE Index to the MSCI ACWI Ex. USA Index because the Fund’s adviser believes that the MSCI ACWI Ex. USA Index is a more appropriate index in light of the Fund’s increased ability to invest in emerging markets.

6	Wells Fargo Advantage VT International Equity Fund	Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2012 to June 30, 2012.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any separate account charges assessed by participating insurance companies. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges assessed by participating insurance companies were included, your costs would have been higher.

	Beginning Account Value 01-01-2012	Ending Account Value 06-30-2012	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class 1
Actual	$1,000.00	$1,004.19	$3.44	0.69%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.43	$3.47	0.69%
Class 2
Actual	$1,000.00	$1,004.18	$4.68	0.94%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	$4.72	0.94%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of Investments—June 30, 2012 (Unaudited)	Wells Fargo Advantage VT International Equity Fund	7

Security Name	Shares	Value

Common Stocks: 93.72%

Argentina: 0.05%
IRSA Inversiones y Representaciones SA ADR (Financials, Real Estate Management & Development)	21,579	$152,995

Australia: 0.76%
BHP Billiton Limited (Materials, Metals & Mining)	72,014	2,345,662

Bermuda: 2.27%
Cosan Limited Class A (Consumer Staples, Food Products)	165,832	2,104,408
Jardine Matheson Holdings Limited (Industrials, Industrial Conglomerates)	71,200	3,468,173
Ports Design Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods) (i)	1,341,466	1,403,399

		6,975,980

Canada: 3.84%
Barrick Gold Corporation (Materials, Metals & Mining)	71,932	2,709,549
Cenovus Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)	85,713	2,725,673
Suncor Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)	53,871	1,557,767
Valeant Pharmaceuticals International Incorporated (Health Care, Pharmaceuticals) †	107,112	4,797,546

		11,790,535

Cayman Islands: 1.45%
Hengdeli Holdings Limited (Consumer Discretionary, Specialty Retail)	13,949,103	4,456,381

China: 0.96%
Industrial & Commercial Bank of China Class H (Financials, Commercial Banks)	3,951,000	2,214,885
LDK Solar Company Limited ADR (Information Technology, Electronic Equipment, Instruments & Components) †«	389,366	743,689

		2,958,574

Denmark: 1.27%
A.P. Moller-Maersk AS Class B (Industrials, Marine)	594	3,895,169

Finland: 1.72%
Metso Oyj (Industrials, Machinery)	153,670	5,298,406

France: 1.51%
Total SA (Energy, Oil, Gas & Consumable Fuels)	102,843	4,628,847

Germany: 10.14%
Allianz AG (Financials, Insurance)	40,093	4,032,745
Bayer AG (Health Care, Pharmaceuticals)	89,439	6,444,908
E.ON AG (Utilities, Electric Utilities)	275,491	5,953,116
Metro AG (Consumer Staples, Food & Staples Retailing)	202,910	5,916,874
SAP AG (Information Technology, Software)	48,198	2,854,063
Siemens AG (Industrials, Industrial Conglomerates)	71,087	5,973,231

		31,174,937

Hong Kong: 5.76%
China Everbright Limited (Financials, Diversified Financial Services)	3,194,000	4,564,219
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	604,000	6,630,404

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage VT International Equity Fund	Portfolio of Investments—June 30, 2012 (Unaudited)

Security Name	Shares	Value

Hong Kong (continued)
China Resources Power Holdings Company (Utilities, Independent Power Producers & Energy Traders)	3,142,000	$6,490,151

		17,684,774

Italy: 3.02%
ENI SpA (Energy, Oil, Gas & Consumable Fuels)	218,436	4,640,704
Intesa Sanpaolo SpA (Financials, Commercial Banks) «	3,263,496	4,644,758

		9,285,462

Japan: 17.72%
Asahi Glass Company Limited (Industrials, Building Products) «	764,000	5,154,096
Canon Incorporated (Information Technology, Office Electronics) «	171,900	6,860,618
Capcom Company Limited (Information Technology, Software)	257,200	5,382,729
FamilyMart Company Limited (Consumer Staples, Food & Staples Retailing)	99,400	4,549,434
Itochu Corporation (Industrials, Trading Companies & Distributors)	326,200	3,428,576
Mitsubishi UFJ Financial Group Incorporated (Financials, Commercial Banks)	1,114,300	5,338,472
Mitsui OSK Lines Limited (Industrials, Marine)	1,423,000	5,129,718
Nissan Motor Company Limited (Consumer Discretionary, Automobiles)	497,400	4,723,176
Nitto Denko Corporation (Materials, Chemicals)	125,382	5,371,955
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	120,700	4,871,719
USS Company Limited (Consumer Discretionary, Specialty Retail)	33,810	3,648,154

		54,458,647

Netherlands: 1.65%
Akzo Nobel NV (Materials, Chemicals)	107,932	5,079,770

Norway: 2.87%
Marine Harvest (Consumer Staples, Food Products) †«	5,106,877	3,635,058
Statoil ASA (Energy, Oil, Gas & Consumable Fuels)	217,265	5,181,448

		8,816,506

Philippines: 1.12%
Philippine Long Distance Telephone Company (Telecommunication Services, Wireless Telecommunication Services)	54,395	3,448,746

Russia: 1.13%
Mobile Telesystems ADR (Telecommunication Services, Wireless Telecommunication Services)	114,593	1,971,000
Sberbank of Russia (Financials, Commercial Banks)	563,271	1,506,672

		3,477,672

Singapore: 2.60%
DBS Group Holdings Limited (Financials, Commercial Banks)	526,000	5,810,032
Indofood Agri Resources Limited (Consumer Staples, Food Products) †	1,897,246	2,174,640

		7,984,672

South Korea: 3.58%
Hana Financial Group Incorporated (Financials, Commercial Banks)	73,820	2,359,890
Samsung Electronics Company Limited GDR (Information Technology, Semiconductors & Semiconductor Equipment) 144A	7,640	4,005,605
Samsung Electronics Company Limited GDR (London Exchange) (Information Technology, Semiconductors & Semiconductor Equipment) 144A	1,013	541,588

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—June 30, 2012 (Unaudited)	Wells Fargo Advantage VT International Equity Fund	9

Security Name	Shares	Value

South Korea (continued)
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	37,269	$4,078,496

		10,985,579

Sweden: 4.10%
Hennes & Mauritz AB Class B (Consumer Discretionary, Specialty Retail)	184,631	6,627,129
Volvo AB Class B (Consumer Discretionary, Automobiles)	522,898	5,978,555

		12,605,684

Switzerland: 8.61%
ABB Limited (Industrials, Electrical Equipment)	228,952	3,738,374
Compagnie Financiere Richemont SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	48,857	2,682,726
Julius Baer Group Limited (Financials, Capital Markets)	145,115	5,261,385
Novartis AG (Health Care, Pharmaceuticals)	113,263	6,332,683
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	10,024	3,961,900
Zurich Financial Services AG (Financials, Insurance)	19,810	4,479,516

		26,456,584

Taiwan: 1.76%
High Tech Computer Corporation (Information Technology, Communications Equipment)	232,000	3,063,102
Taiwan Semiconductor Manufacturing Company Limited ADR (Information Technology, Semiconductors & Semiconductor Equipment) «	168,188	2,347,904

		5,411,006

Thailand: 0.09%
Bumrungrad Hospital Public Company Limited (Health Care, Health Care Providers & Services)	131,300	289,389

United Kingdom: 15.74%
BP plc (Energy, Oil, Gas & Consumable Fuels)	804,635	5,373,512
Capita Group plc (Industrials, Commercial Services & Supplies)	527,310	5,418,440
Chemring Group plc (Industrials, Aerospace & Defense)	1,122,008	4,830,684
Debenhams plc (Consumer Discretionary, Multiline Retail)	1,809,979	2,457,683
Man Group plc (Financials, Capital Markets)	2,605,765	3,117,978
Reckitt Benckiser Group (Consumer Staples, Household Products)	112,009	5,920,457
Smiths Group plc (Industrials, Industrial Conglomerates)	377,590	5,996,644
Vodafone Group plc ADR (Telecommunication Services, Wireless Telecommunication Services)	163,100	4,596,158
William Morrison Supermarkets plc (Consumer Staples, Food & Staples Retailing)	1,317,621	5,498,140
Wolseley plc (Industrials, Trading Companies & Distributors)	138,014	5,144,151

		48,353,847

Total Common Stocks (Cost $313,308,624)		288,015,824

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage VT International Equity Fund	Portfolio of Investments—June 30, 2012 (Unaudited)

Security Name	Yield	Shares	Value

Short-Term Investments: 10.31%

Investment Companies: 10.31%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.15%	15,108,241	$15,108,241
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)	0.19	16,562,415	16,562,415

Total Short-Term Investments (Cost $31,670,656)			31,670,656

Total Investments in Securities
(Cost $344,979,280) *	104.03%	319,686,480
Other Assets and Liabilities, Net	(4.03)	(12,373,718)

Total Net Assets	100.00%	$307,312,762

(i)	Illiquid security

†	Non-income earning security

«	All or a portion of this security is on loan.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $346,139,018 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$4,489,658
Gross unrealized depreciation	(30,942,196)

Net unrealized depreciation	$(26,452,538)

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities—June 30, 2012 (Unaudited)	Wells Fargo Advantage VT International Equity Fund	11

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$288,015,824
In affiliated securities, at value (see cost below)	31,670,656

Total investments, at value (see cost below)	319,686,480
Foreign currency, at value (see cost below)	3,315,386
Receivable for Fund shares sold	207,526
Receivable for dividends	1,759,726
Receivable for securities lending income	40,853

Total assets	325,009,971

Liabilities
Payable for investments purchased	781,865
Payable for Fund shares redeemed	79,537
Payable upon receipt of securities loaned	16,562,415
Advisory fee payable	120,495
Distribution fees payable	54,346
Due to other related parties	32,697
Accrued expenses and other liabilities	65,854

Total liabilities	17,697,209

Total net assets	$307,312,762

NET ASSETS CONSIST OF
Paid-in capital	$282,676,015
Undistributed net investment income	9,869,527
Accumulated net realized gains on investments	39,982,070
Net unrealized losses on investments	(25,214,850)

Total net assets	$307,312,762

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets – Class 1	$41,583,518
Shares outstanding – Class 1	8,676,335
Net asset value per share – Class 1	$4.79
Net assets – Class 2	$265,729,244
Shares outstanding – Class 2	55,383,724
Net asset value per share – Class 2	$4.80

Investments in unaffiliated securities, at cost	$313,308,624

Investments in affiliated securities, at cost	$31,670,656

Total investments, at cost	$344,979,280

Securities on loan, at value	$15,653,243

Foreign currency, at cost	$3,286,290

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage VT International Equity Fund	Statement of Operations—Six Months Ended June 30, 2012 (Unaudited)

Investment income
Dividends*	$6,273,188
Securities lending income, net	429,111
Income from affiliated securities	11,541

Total investment income	6,713,840

Expenses
Advisory fee	1,126,895
Administration fees
Fund level	75,126
Class 1	18,205
Class 2	101,997
Distribution fees
Class 2	318,742
Custody and accounting fees	34,622
Professional fees	24,274
Shareholder report expenses	35,519
Trustees’ fees and expenses	6,102
Other fees and expenses	20,537

Total expenses	1,762,019
Less: Fee waivers and/or expense reimbursements	(406,533)

Net expenses	1,355,486

Net investment income	5,358,354

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	24,184,308
Net change in unrealized gains (losses) on investments	(30,245,626)

Net realized and unrealized gains (losses) on investments	(6,061,318)

Net decrease in net assets resulting from operations	$(702,964)

* Net of foreign dividend withholding taxes of	$640,373

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage VT International Equity Fund	13

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011

Operations
Net investment income		$5,358,354		$5,097,236
Net realized gains on investments		24,184,308		22,276,161
Net change in unrealized gains (losses) on investments		(30,245,626)		(65,432,308)

Net decrease in net assets resulting from operations		(702,964)		(38,058,911)

Distributions to shareholders from
Net investment income
Class 1		0		(366,876)
Class 2		0		(233,091)
Net realized gains
Class 1		0		(2,581,647)
Class 2		0		(9,844,118)

Total distributions to shareholders		0		(13,025,732)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class 1	175,541	884,188	745,197	4,050,134
Class 2	9,953,333	50,145,871	13,140,189	69,270,290

		51,030,059		73,320,424

Reinvestment of distributions
Class 1	0	0	533,187	2,948,523
Class 2	0	0	1,815,713	10,077,209

		0		13,025,732

Payment for shares redeemed
Class 1	(1,146,324)	(5,713,408)	(3,400,121)	(18,259,790)
Class 2	(2,194,691)	(11,010,202)	(5,339,924)	(29,300,042)

		(16,723,610)		(47,559,832)

Net increase in net assets resulting from capital share transactions		34,306,449		38,786,324

Total increase (decrease) in net assets		33,603,485		(12,298,319)

Net assets
Beginning of period		273,709,277		286,007,596

End of period		$307,312,762		$273,709,277

Undistributed net investment income		$9,869,527		$4,511,173

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage VT International Equity Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class 1		2011	2010[1]	2009[1]	2008[1]	2007[1]
Net asset value, beginning of period	$4.77	$5.75	$5.15	$4.64	$8.14	$7.82
Net investment income	0.09 [2]	0.11 [2]	0.05 [2]	0.11 [2]	0.20 [2]	0.16
Net realized and unrealized gains (losses) on investments	(0.07)	(0.80)	0.78	0.55	(3.52)	1.02

Total from investment operations	0.02	(0.69)	0.83	0.66	(3.32)	1.18
Distributions to shareholders from
Net investment income	0.00	(0.04)	(0.05)	(0.15)	0.00	(0.20)
Net realized gains	0.00	(0.25)	(0.18)	0.00	(0.18)	(0.66)

Total distributions to shareholders	0.00	(0.29)	(0.23)	(0.15)	(0.18)	(0.86)
Net asset value, end of period	$4.79	$4.77	$5.75	$5.15	$4.64	$8.14
Total return	0.42%	(12.79)%	16.79%	15.95%	(41.49)%	15.00%
Ratios to average net assets (annualized)
Gross expenses	0.96%	0.97%	0.85%	0.68%	0.67%	0.63%
Net expenses	0.69%	0.69%	0.66%	0.68%	0.67%	0.63%
Net investment income	3.66%	2.06%	1.04%	2.31%	3.02%	2.01%
Supplemental data
Portfolio turnover rate	113%	66%	60%	205%	127%	58%
Net assets, end of period (000’s omitted)	$41,584	$46,017	$67,659	$69,407	$71,286	$190,766

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen VA International Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class 1 of Evergreen VA International Fund. The per share information has been adjusted to give effect to this transaction.

2.	Calculated based upon average shares outstanding

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage VT International Equity Fund	15

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class 2		2011	2010[1]	2009[1]	2008[1]	2007[1]
Net asset value, beginning of period	$4.78	$5.74	$5.15	$4.64	$8.15	$7.84
Net investment income	0.08	0.09 [2]	0.06 [2]	0.04 [2]	0.18 [2]	0.14
Net realized and unrealized gains (losses) on investments	(0.06)	(0.79)	0.75	0.62	(3.51)	1.01

Total from investment operations	0.02	(0.70)	0.81	0.66	(3.33)	1.15
Distributions to shareholders from
Net investment income	0.00	(0.01)	(0.04)	(0.15)	0.00	(0.18)
Net realized gains	0.00	(0.25)	(0.18)	0.00	(0.18)	(0.66)

Total distributions to shareholders	0.00	(0.26)	(0.22)	(0.15)	(0.18)	(0.84)
Net asset value, end of period	$4.80	$4.78	$5.74	$5.15	$4.64	$8.15
Total return	0.42%	(12.91)%	16.50%	15.47%	(41.60)%	14.73%
Ratios to average net assets (annualized)
Gross expenses	1.21%	1.22%	0.97%	0.89%	0.92%	0.88%
Net expenses	0.94%	0.94%	0.89%	0.89%	0.92%	0.88%
Net investment income	3.55%	1.75%	1.22%	0.70%	2.74%	1.75%
Supplemental data
Portfolio turnover rate	113%	66%	60%	205%	127%	58%
Net assets, end of period (000’s omitted)	$265,729	$227,692	$218,348	$891,137	$56,692	$118,843

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen VA International Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class 2 of Evergreen VA International Fund. The per share information has been adjusted to give effect to this transaction.

2.	Calculated based upon average shares outstanding

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage VT International Equity Fund	Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage VT International Equity Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. As a result of the fair value pricing procedures, these securities which are normally categorized as Level 1 in the fair value hierarchy will represent a transfer from a Level 1 to a Level 2 security and will be categorized as Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. On June 30, 2012, fair value pricing was used in pricing foreign securities.

Investments in open-end mutual funds and non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage VT International Equity Fund	17

used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Forward foreign currency contracts

The Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

18	Wells Fargo Advantage VT International Equity Fund	Notes to Financial Statements (Unaudited)

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However, any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than be considered all short-term as under previous law. In addition, the Fund may elect to defer any portion of a post-October capital loss or qualified late-year ordinary loss to the first day of the following taxable year. A post-October capital loss is the greatest of the net capital loss, net short-term capital loss or net long-term capital loss for the portion of the taxable year after October 31. A qualified late-year ordinary loss is the net loss comprised of (a) net gain or loss from the sale or other disposition of certain capital assets for the portion of the taxable year after October 31, and (b) other ordinary income or loss for the portion of the taxable year after December 31.

As of December 31, 2011, the Fund had net capital loss carryforwards, which were available to offset future net realized capital gains, in the amount of $4,003,584 expiring in 2017.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution fees.

4. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage VT International Equity Fund	19
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$23,996,079	$264,019,745	$0	$288,015,824
Short-term investments
Investment companies	15,108,241	16,562,415	0	31,670,656
	$39,104,320	$280,582,160	$0	$319,686,480

Further details on the major security types listed above can be found in the Portfolio of Investments.

5. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.75% and declining to 0.60% as the average daily net assets of the Fund increase. For the six months ended June 30, 2012, the advisory fee was equivalent to an annual rate of 0.75% of the Fund’s average daily net assets.

Funds Management has retained the services of a sub-adviser to provide daily portfolio management to the Fund. The fee for sub-advisory services is borne by Funds Management. Wells Capital Management, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.40% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee of 0.08% of the average daily net assets of each class.

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.69% for Class 1 and 0.94% for Class 2.

Distribution fees

The Trust has adopted a Distribution Plan for Class 2 shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class 2 shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.25% of its average daily net assets.

20	Wells Fargo Advantage VT International Equity Fund	Notes to Financial Statements (Unaudited)

6. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short-term securities, for the six months ended June 30, 2012 were $344,147,036 and $313,347,440, respectively.

7. DERIVATIVE TRANSACTIONS

During the six months ended June 30, 2012, the Fund entered into forward foreign currency exchange contracts for economic hedging purposes.

As of June 30, 2012, the Fund did not have any open forward foreign currency contracts but had average contract amounts of $1,116,396 and $1,958,852 in forward foreign currency contracts to buy and forward foreign currency contracts to sell, respectively, during the six months ended June 30, 2012.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the appropriate financial statements.

8. BANK BORROWINGS

The Trust and Wells Fargo Funds Trust (excluding the money market funds) are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended June 30, 2012, the Fund paid $331 in commitment fees.

For the six months ended June 30, 2012, there were no borrowings by the Fund under the agreement.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210 Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

11. SUBSEQUENT DISTRIBUTIONS

On July 12, 2012, the Fund declared distributions from net investment income and long-term capital gains to shareholders of record on July 11, 2012. The per share amounts payable on July 13, 2012 were as follows:

	Net Investment Income	Long-term Capital Gains
Class 1	$0.08160	$0.33068
Class 2	0.06631	0.33068

These distributions are not reflected in the accompanying financial statements.

Other Information (Unaudited)	Wells Fargo Advantage VT International Equity Fund	21

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargoadvantagefunds.com, or visiting the SEC Web site at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at wellsfargoadvantagefunds.com or by visiting the SEC Web site at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

22	Wells Fargo Advantage VT International Equity Fund	Other Information (Unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 138 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service*	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other Information (Unaudited)	Wells Fargo Advantage VT International Equity Fund	23

Name and Year of Birth	Position Held and Length of Service*	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Nancy Wiser (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at wellsfargoadvantagefunds.com.

24	Wells Fargo Advantage VT International Equity Fund	Other Information (Unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in person meeting held on March 29-30, 2012 (the “Meeting”), the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage VT International Equity Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“Wells Capital Management”) for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

In providing information to the Board, Funds Management and Wells Capital Management were guided by a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf at the start of the Board’s annual contract renewal process earlier in 2012. In approving the Advisory Agreements, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee likely attributed different weights to various factors.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Fund by Funds Management and its affiliates.

The Board’s decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of information provided to it. In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and Wells Capital Management about various topics, including Funds Management’s oversight of service providers. The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Board in concluding that the nature, extent and quality of the investment advisory services provided to the Fund by Funds Management and Wells Capital Management supported the re-approval of the Advisory Agreements. Although the Board considered the continuation of the Advisory Agreements for the Fund as part of the larger process of considering the continuation of the advisory agreements for all of the funds in the complex, its decision to continue the Advisory Agreements for the Fund was ultimately made on a fund-by-fund basis.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2011. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the “Universe”) that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund, and in comparison to the Fund’s

Other Information (Unaudited)	Wells Fargo Advantage VT International Equity Fund	25

benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe.

The Board noted that the performance of the Fund was higher than or in range of the median performance of the Universe for the periods under review, except for the three-year and five-year periods. The Board also noted that the performance of the Fund was higher than or in range of its benchmark, the Lipper VUF International Core Funds Index, for the periods under review, except for the three-year period. Funds Management explained the factors contributing to the Fund’s underperformance results. The Board was satisfied that Funds Management was taking appropriate actions with respect to the Fund’s investment performance and will continue to monitor the Fund’s investment performance.

The Board received and considered information regarding the Fund’s contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an “Expense Group”) that was determined by Lipper to be similar to the Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in the Fund’s Expense Group. The Board noted that the net operating expense ratios of the Fund were lower than the Fund’s Expense Group’s median net operating expense ratios.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements for the Fund.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”), both on a stand-alone basis and on a combined basis with the Fund’s administration fee rate. The Board took into account the separate administrative and other services covered by the administration fee rate. The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to Wells Capital Management for investment sub-advisory services (the “Sub-Advisory Agreement Rate”). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rate and considered the Advisory Agreement Rate after taking the waivers/caps into account (the “Net Advisory Rate”).

The Board received and considered information comparing the Advisory Agreement Rate and Net Advisory Rate, combined with the administration fee rates, with those of other funds in the Fund’s Expense Group median. The Board noted that the Advisory Agreement Rate for the Fund was in range of the median rate for the Fund’s Expense Group, and the Net Advisory Rate for the Fund was lower than the median rate for the Fund’s Expense Group.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and Wells Capital Management to other types of clients. In this regard, the Board received information about differences between the services, and the compliance, reporting, and other legal burdens and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.

The Board determined that the Advisory Agreement Rate for the Fund, both with and without the administration fee rate and before and after waivers, was reasonable in light of the Fund’s Expense Group information, the net expense ratio commitments, the services covered by the Advisory Agreements and other information provided. The Board also reviewed and considered the Sub-Advisory Agreement Rate and concluded that the Sub-Advisory Agreement Rate was reasonable in light of the services covered by the Sub-Advisory Agreement and other information provided.

Profitability

The Board received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Fund. It considered that the information provided to it was necessarily estimated, and that the profitability information provided to it, especially on a fund-by-fund basis, did not necessarily provide a precise tool for evaluating the appropriateness of the Fund’s Advisory Agreement Rate in isolation. It noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on, among other things, the size and type of fund. The Board concluded that the profitability reported by Funds Management was not unreasonable.

26	Wells Fargo Advantage VT International Equity Fund	Other Information (Unaudited)

The Board did not consider separate profitability information with respect to Wells Capital Management, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee and/or administration fee structure, which operate generally to reduce the expenses of the Fund (as a percentage of Fund assets) as the Fund grows in size. It considered that, as a fund shrinks in size, breakpoints conversely result in increasing fee levels. The Board noted that it would have on-going opportunities to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward sharing economies of scale, if any, with the Fund. However, the Board acknowledged the inherent limitations of any analysis of economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board’s understanding that economies of scale are realized, if at all, across a variety of products and services, not just with respect to a single fund.

Other benefits to Funds Management and Wells Capital Management

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Fund and benefits potentially derived from an increase in Funds Management’s and Wells Capital Management’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

Other factors and broader review

The Board also considered the markets for distribution of the Fund’s shares, including the channels through which the Fund’s shares are offered and sold. The Board noted that the Fund is part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15 of the 1940 Act and also reviews and assesses information about the quality of the services that the Fund receives throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

List of Abbreviations	Wells Fargo Advantage VT International Equity Fund	27

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FGLMC	— Federal Government Loan Mortgage Company
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Agreement
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPA	— Standby Purchase Agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate Trading of Registered Interest and Principal Securities
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

This page is intentionally left blank.

This page is intentionally left blank.

This page is intentionally left blank.

FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at wellsfargoadvantagefunds.com . Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

210664 08-12 SVT3/SAR140 06-12

Wells Fargo Advantage VT Intrinsic Value Fund

Semi-Annual Report

June 30, 2012

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of June 30, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $207 billion in assets under management, as of June 30, 2012.

Equity Funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Equity Value Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
Capital Growth Fund	Growth Fund	Small Cap Opportunities Fund
Common Stock Fund	Index Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Equity Fund	Small Company Growth Fund
Discovery Fund†	International Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified International Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified Small Cap Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Emerging Markets Local Bond Fund	Municipal Bond Fund	Total Return Bond Fund
Government Securities Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Income Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
High Yield Bond Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Income Plus Fund
Asset Allocation Funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of semi-annual report.

2	Wells Fargo Advantage VT Intrinsic Value Fund	Letter to Shareholders (Unaudited)

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

The period was marked by continued concerns about the possible global economic effects of the ongoing European sovereign debt crisis that began in Greece and later spread to the larger economies of Italy and Spain.

In contrast to worrisome data from the eurozone, U.S. economic data remained moderately positive.

Dear Valued Shareholder:

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage VT Intrinsic Value Fund for the six-month period that ended June 30, 2012. The period was marked by continued concerns about the possible global economic effects of the ongoing European sovereign debt crisis that began in Greece and later spread to the larger economies of Italy and Spain. Widespread support from central banks helped push developed market indexes to gains despite considerable intra-period volatility.

Macroeconomic optimism faded as global growth slowed and worries rose.

Prior to and throughout the reporting period, concerns about the eurozone sovereign debt situation returned to center stage and dominated stock markets around the globe. Investors became increasingly concerned that Greece would default on its debt, a scenario that only seemed more likely as eurozone leaders began to openly discuss a “voluntary” haircut on Greek debt for private investors. Because many eurozone banks owned Greek debt and many U.S. banks had financial ties to eurozone banks, investors worried about the effects of such an event on the financial systems and on the global economy.

The Greek credit crisis was seemingly addressed in March 2012 when the Greek government came to an agreement with its creditors, allowing the country to write down the principal on most of its bonds in exchange for increased financial austerity. The Greek agreement, combined with unprecedented support for eurozone banks by the European Central Bank, seemed to calm investor concerns, at least temporarily.

By the end of the reporting period, however, the agreement seemed on the verge of unraveling. Legislative elections in May left no single party with enough seats to form a government, and none of the parties was able to form a ruling coalition. A pro-bailout party won the subsequent June elections, but the Greek economy remained so weak that investors questioned whether the country would be able to meet its economic targets from the March agreement. Even more worrisome, in May 2012, Spain nationalized Bankia, putting more than $19 billion into the bank after it suffered heavy losses from property loans. The move refocused investor attention on Spain’s weak economy and depressed property sector, and Spanish bonds sold off. Moreover, news reports indicated that Greeks and Spaniards were pulling money from their country’s banks in favor of German and Swiss banks. By mid-June, analysts were openly discussing the possibility of a crisis within the European banking system.

The U.S. economy reported relatively solid news.

In contrast to worrisome data from the eurozone, U.S. economic data remained moderately positive. Reported real gross domestic product (GDP) growth came in at an annualized rate of 3.0% in the fourth quarter of 2011 compared with the prior quarter. Real GDP growth decelerated to a 1.9% annualized rate in the first quarter of 2012 but remained solidly in positive territory. In addition, the major banks appeared to have taken steps toward repairing their balance sheets; in March, the Federal Reserve (Fed) announced that 15 of the 19 major banks had passed a “stress test” in which the Fed attempted to gauge whether the banks could survive a severe recession that included a 50% drop in the stock market and a 21% percent decline in housing prices.

Letter to Shareholders (Unaudited)	Wells Fargo Advantage VT Intrinsic Value Fund	3

The main piece of negative economic data was the unemployment rate, which remained at relatively high levels, beginning the period at 8.3% and ending it at 8.2%. Toward the end of the period, data indicated that the U.S. economy was adding fewer jobs than expected, leading to concerns that the country’s economic growth was slowing.

Major stock indexes posted positive returns.

Even though investor worries about the sovereign debt crisis within the eurozone caused considerable stock market volatility, the combination of central bank support and relatively strong U.S. economic numbers pushed major stock market indexes into the black, both for developed markets and for major emerging markets. Within the U.S., large-cap stocks modestly outperformed small-cap stocks, and growth stocks edged past value stocks.

We use time-tested investment strategies, even as many variables are at work in the market.

The full effect of the credit crisis remains unknown. Elevated unemployment and debt defaults continue to pressure consumers and businesses alike. In our experience, strict adherence to time-tested investment strategies has its rewards. As a whole, Wells Fargo Advantage Funds represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, we believe it helps in managing risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our Web site at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

4	Wells Fargo Advantage VT Intrinsic Value Fund	Performance Highlights (Unaudited)

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Metropolitan West Capital Management, LLC

PORTFOLIO MANAGERS

Gary Lisenbee

Jeffrey Peck

FUND INCEPTION

May 6, 1996

TEN LARGEST EQUITY HOLDINGS[1] (AS OF JUNE 30, 2012)
Home Depot Incorporated	3.37%
Diageo plc ADR	3.09%
The Hershey Company	3.08%
Abbott Laboratories	3.08%
Apple Incorporated	2.87%
EMC Corporation	2.87%
International Business Machines Corporation	2.85%
Time Warner Incorporated	2.76%
Nextera Energy Incorporated	2.75%
Intuit Incorporated	2.74%

SECTOR DISTRIBUTION[2] (AS OF JUNE 30, 2012)

1.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

2.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

Performance Highlights (Unaudited)	Wells Fargo Advantage VT Intrinsic Value Fund	5

AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF JUNE 30, 2012)

						Expense Ratios[4]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	Gross	Net[5]
Class 2	05/06/1996	10.71	1.19	(2.21)	3.55	1.18%	1.01%
Russell 1000® Value Index[6]		8.68	3.01	(2.19)	5.28

*	Returns for periods of less than one year are not annualized.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-866-765-0778. Performance figures of the Fund do not reflect fees charged pursuant to the terms of variable life insurance policies and variable annuity contracts.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please refer to the prospectus provided by your participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees and other charges that may be assessed by the participating insurance companies.

3.	Historical performance shown for Class 2 of the Fund prior to July 19, 2010 is based on the performance of the Fund’s predecessor, Wells Fargo Advantage VT Equity Income Fund.

4.	Reflects the expense ratio as stated in the most recent prospectus.

5.	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.00% for Class 2. Without this cap, the Fund’s returns would have been lower.

6.	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

6	Wells Fargo Advantage VT Intrinsic Value Fund	Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2012 to June 30, 2012.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any separate account charges assessed by participating insurance companies. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges assessed by participating insurance companies were included, your costs would have been higher.

	Beginning Account Value 01-01-2012	Ending Account Value 06-30-2012	Expenses Paid During the Period¹	Net Annual Expense Ratio
Class 2
Actual	$1,000.00	$1,107.09	$5.24	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.89	$5.02	1.00%

1.	Expenses paid is equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of Investments—June 30, 2012 (Unaudited)	Wells Fargo Advantage VT Intrinsic Value Fund	7

Security Name	Shares	Value

Common Stocks: 96.54%

Consumer Discretionary: 8.01%

Auto Components: 1.89%
TRW Automotive Holdings Corporation †	24,000	$882,240

Media: 2.76%
Time Warner Incorporated	33,500	1,289,750

Specialty Retail: 3.36%
Home Depot Incorporated	29,700	1,573,803

Consumer Staples: 14.28%

Beverages: 5.45%
Diageo plc ADR	14,000	1,442,980
PepsiCo Incorporated	15,600	1,102,296

		2,545,276

Food & Staples Retailing: 1.40%
Safeway Incorporated «	36,000	653,400

Food Products: 7.43%
H.J. Heinz Company «	19,300	1,049,534
The Hershey Company	20,000	1,440,600
Unilever NV	29,500	983,825

		3,473,959

Energy: 7.69%

Energy Equipment & Services: 1.94%
Schlumberger Limited	14,000	908,740

Oil, Gas & Consumable Fuels: 5.75%
Hess Corporation	22,500	977,625
Occidental Petroleum Corporation	11,000	943,470
QEP Resources Incorporated	25,500	764,235

		2,685,330

Financials: 15.02%

Capital Markets: 6.49%
Charles Schwab Corporation	71,200	920,616
Franklin Resources Incorporated «	8,700	965,613
Northern Trust Corporation	24,900	1,145,898

		3,032,127

Commercial Banks: 6.24%
M&T Bank Corporation «	11,400	941,298
SunTrust Banks Incorporated	43,500	1,054,005
Zions Bancorporation «	47,500	922,450

		2,917,753

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage VT Intrinsic Value Fund	Portfolio of Investments—June 30, 2012 (Unaudited)

Security Name	Shares	Value

Diversified Financial Services: 2.29%
JPMorgan Chase & Company	30,000	$1,071,900

Health Care: 10.56%

Health Care Equipment & Supplies: 2.16%
Baxter International Incorporated	19,000	1,009,850

Health Care Providers & Services: 1.65%
CIGNA Corporation	17,500	770,000

Pharmaceuticals: 6.75%
Abbott Laboratories	22,300	1,437,681
Eli Lilly & Company	23,500	1,008,385
Hospira Incorporated †«	20,300	710,094

		3,156,160

Industrials: 12.24%

Aerospace & Defense: 6.18%
Boeing Company	15,800	1,173,940
Huntington Ingalls Industries Incorporated †	13,000	523,120
Northrop Grumman Corporation «	18,700	1,192,873

		2,889,933

Air Freight & Logistics: 1.99%
United Parcel Service Incorporated Class B	11,800	929,368

Machinery: 4.07%
Deere & Company «	13,000	1,051,310
SPX Corporation	13,000	849,160

		1,900,470

Information Technology: 20.13%

Communications Equipment: 2.07%
QUALCOMM Incorporated	17,400	968,832

Computers & Peripherals: 5.74%
Apple Incorporated †	2,300	1,343,200
EMC Corporation †	52,300	1,340,449

		2,683,649

Internet Software & Services: 2.25%
eBay Incorporated †	25,000	1,050,250

IT Services: 2.85%
International Business Machines Corporation	6,800	1,329,944

Semiconductors & Semiconductor Equipment: 1.75%
Texas Instruments Incorporated	28,500	817,665

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—June 30, 2012 (Unaudited)	Wells Fargo Advantage VT Intrinsic Value Fund	9

Security Name		Shares	Value

Software: 5.47%
Intuit Incorporated		21,600	$1,281,960
Oracle Corporation		43,000	1,277,100

			2,559,060

Materials: 1.95%

Chemicals: 1.95%
Dow Chemical Company «		29,000	913,500

Telecommunication Services: 2.17%

Wireless Telecommunication Services: 2.17%
Vodafone Group plc ADR		35,900	1,011,662

Utilities: 4.49%

Electric Utilities: 2.75%
Nextera Energy Incorporated		18,700	1,286,747

Gas Utilities: 1.74%
Questar Corporation		39,000	813,531

Total Common Stocks (Cost $38,231,763)			45,124,899

		Principal
Other: 0.02%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)		$31,505	8,506

Total Other (Cost $3,890)			8,506

	Yield	Shares
Short-Term Investments: 15.23%

Investment Companies: 15.23%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.15%	1,603,694	1,603,694
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)	0.19	5,514,160	5,514,160

Total Short-Term Investments (Cost $7,117,854)			7,117,854

Total Investments in Securities
(Cost $45,353,507) *	111.79%	52,251,259
Other Assets and Liabilities, Net	(11.79)	(5,510,881)

Total Net Assets	100.00%	$46,740,378

†	Non-income earning security

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $45,418,001 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$8,262,331
Gross unrealized depreciation	(1,429,073)

Net unrealized appreciation	$6,833,258

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage VT Intrinsic Value Fund	Statement of Assets and Liabilities—June 30, 2012 (Unaudited)

Assets
Investments
In unaffiliated securities (including securities on loan), at value	$45,133,405
In affiliated securities, at value	7,117,854

Total investments, at value (see cost below)	52,251,259
Receivable for investments sold	11,582
Receivable for Fund shares sold	2,495
Receivable for dividends	92,091
Receivable for securities lending income	926
Prepaid expenses and other assets	16

Total assets	52,358,369

Liabilities
Payable for Fund shares redeemed	26,184
Payable upon receipt of securities loaned	5,518,050
Advisory fee payable	15,038
Distribution fees payable	9,597
Due to other related parties	4,989
Accrued expenses and other liabilities	44,133

Total liabilities	5,617,991

Total net assets	$46,740,378

NET ASSETS CONSIST OF
Paid-in capital	$47,399,969
Undistributed net investment income	884,338
Accumulated net realized losses on investments	(8,441,681)
Net unrealized gains on investments	6,897,752

Total net assets	$46,740,378

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets – Class 2	$46,740,378
Shares outstanding – Class 2	3,399,330
Net asset value per share – Class 2	$13.75

Investments in unaffiliated securities, at cost	$38,235,653

Investments in affiliated securities, at cost	$7,117,854

Total investments, at cost	$45,353,507

Securities on loan, at value	$5,394,634

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of Operations—Six Months Ended June 30, 2012 (Unaudited)	Wells Fargo Advantage VT Intrinsic Value Fund	11

Investment income
Dividends*	$479,016
Securities lending income, net	5,234
Income from affiliated securities	1,177

Total investment income	485,427

Expenses
Advisory fee	131,197
Administration fees
Fund level	11,927
Class 2	19,083
Distribution fees
Class 2	59,635
Custody and accounting fees	4,457
Professional fees	20,536
Shareholder report expenses	17,077
Trustees’ fees and expenses	5,622
Other fees and expenses	1,249

Total expenses	270,783
Less: Fee waivers and/or expense reimbursements	(32,243)

Net expenses	238,540

Net investment income	246,887

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	2,389,572
Net change in unrealized gains (losses) on investments	2,243,147

Net realized and unrealized gains (losses) on investments	4,632,719

Net increase in net assets resulting from operations	$4,879,606

* Net of foreign dividend withholding taxes of	$3,134

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage VT Intrinsic Value Fund	Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011

Operations
Net investment income		$246,887		$637,465
Net realized gains on investments		2,389,572		1,243,561
Net change in unrealized gains (losses) on investments		2,243,147		(2,810,230)

Net increase (decrease) in net assets resulting from operations		4,879,606		(929,204)

Distributions to shareholders from
Net investment income – Class 2		0		(287,742)

Capital share transactions	Shares		Shares
Proceeds from shares sold – Class 2	73,751	996,777	404,649	5,353,142
Reinvestment of distributions – Class 2	0	0	21,619	287,742
Payment for shares redeemed – Class 2	(400,749)	(5,420,550)	(1,311,539)	(16,971,260)

Net decrease in net assets resulting from capital share transactions		(4,423,773)		(11,330,376)

Total increase (decrease) in net assets		455,833		(12,547,322)

Net assets
Beginning of period		46,284,545		58,831,867

End of period		$46,740,378		$46,284,545

Undistributed net investment income		$884,338		$637,451

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage VT Intrinsic Value Fund	13

(For a share outstanding throughout each period)

Class 2[2]	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
		2011	2010[1]	2009[1]	2008[1]	2007[1]
Net asset value, beginning of period	$12.42	$12.76	$11.31	$9.88	$18.74	$19.75
Net investment income	0.09	0.18	0.16	0.19	0.30	0.30
Net realized and unrealized gains (losses) on investments	1.24	(0.45)	1.39	1.44	(6.46)	0.33

Total from investment operations	1.33	(0.27)	1.55	1.63	(6.16)	0.63
Distributions to shareholders from
Net investment income	0.00	(0.07)	(0.10)	(0.20)	(0.28)	(0.30)
Net realized gains	0.00	0.00	0.00	0.00	(2.42)	(1.34)

Total distributions to shareholders	0.00	(0.07)	(0.10)	(0.20)	(2.70)	(1.64)
Net asset value, end of period	$13.75	$12.42	$12.76	$11.31	$ 9.88	$18.74
Total return	10.71%	(2.15)%	13.83%	16.86%	(36.47)%	2.80%
Ratios to average net assets (annualized)
Gross expenses	1.14%	1.17%	1.10%	1.18%	1.15%	1.05%
Net expenses	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income	1.03%	1.17%	1.29%	1.94%	1.95%	1.49%
Supplemental data
Portfolio turnover rate	10%	26%	72%	16%	9%	20%
Net assets, end of period (000’s omitted)	$46,740	$46,285	$58,832	$54,441	$43,452	$94,097

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Wells Fargo Advantage VT Equity Income Fund and Wells Fargo Advantage VT C&B Large Cap Value Fund. Wells Fargo Advantage VT Equity Income Fund became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Wells Fargo Advantage VT Equity Income Fund.

2.	After the close of business on July 16, 2010, existing shares of Wells Fargo Advantage VT Equity Income Fund were renamed Class 2 shares.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage VT Intrinsic Value Fund	Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage VT Intrinsic Value Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Valuation Procedures.

Investments in open-end mutual funds and non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage VT Intrinsic Value Fund	15

by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However, any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than be considered all short-term as under previous law. In addition, the Fund may elect to defer any portion of a post-October capital loss or qualified late-year ordinary loss to the first day of the following taxable year. A post-October capital loss is the greatest of the net capital loss, net short-term capital loss or net long-term capital loss for the portion of the taxable year after October 31. A qualified late-year ordinary loss is the net loss comprised of (a) net gain or loss from the sale or other disposition of certain capital assets for the portion of the taxable year after October 31, and (b) other ordinary income or loss for the portion of the taxable year after December 31.

As of December 31, 2011, the Fund had net capital loss carryforwards, which are available to offset future net realized capital gains, in the amount of $10,766,757 with $2,708,874 expiring in 2015, $4,073,329 expiring in 2016 and $3,984,554 expiring in 2017.

16	Wells Fargo Advantage VT Intrinsic Value Fund	Notes to Financial Statements (Unaudited)

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$45,124,899	$0	$0	$45,124,899
Other	0	0	8,506	8,506
Short-term investments
Investment companies	1,603,694	5,514,160	0	7,117,854
	$46,728,593	$5,514,160	$8,506	$52,251,259

Further details on the major security types listed above can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended June 30, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase. For the six months ended June 30, 2012, the advisory fee was equivalent to an annual rate of 0.55% of the Fund’s average daily net assets.

Funds Management has retained the services of a sub-adviser to provide daily portfolio management to the Fund. The fee for sub-advisory services is borne by Funds Management. Metropolitan West Capital Management, LLC, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.25% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and, for Class 2 shares, a class level administration fee of 0.08% of its average daily net assets.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage VT Intrinsic Value Fund	17

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain the net operating expense ratio for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.00% for Class 2.

Distribution fees

The Trust has adopted a Distribution Plan for Class 2 shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class 2 shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.25% of the average daily net assets.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short-term securities, for the six months ended June 30, 2012 were $4,608,038 and $8,654,615, respectively.

6. BANK BORROWINGS

The Trust and Wells Fargo Funds Trust (excluding the money market funds) are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended June 30, 2012, the Fund paid $45 in commitment fees.

For the six months ended June 30, 2012, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210 Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

9. SUBSEQUENT DISTRIBUTION

On July 12, 2012, the Fund declared distributions from net investment income to Class 2 shareholders of record on July 11, 2012. The per share amount of $0.18787 is payable on July 13, 2012. This distribution is not reflected in the accompanying financial statements.

18	Wells Fargo Advantage VT Intrinsic Value Fund	Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargoadvantagefunds.com, or visiting the SEC Web site at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at wellsfargoadvantagefunds.com or by visiting the SEC Web site at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other Information (Unaudited)	Wells Fargo Advantage VT Intrinsic Value Fund	19

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 138 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service*	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

20	Wells Fargo Advantage VT Intrinsic Value Fund	Other Information (Unaudited)

Name and Year of Birth	Position Held and Length of Service*	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Nancy Wiser (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at wellsfargoadvantagefunds.com.

Other Information (Unaudited)	Wells Fargo Advantage VT Intrinsic Value Fund	21

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in person meeting held on March 29-30, 2012 (the “Meeting”), the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage VT Intrinsic Value Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Metropolitan West Capital Management, LLC (“MetWest”) for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with MetWest are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and MetWest and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

In providing information to the Board, Funds Management and MetWest were guided by a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf at the start of the Board’s annual contract renewal process earlier in 2012. In approving the Advisory Agreements, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee likely attributed different weights to various factors.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and MetWest under the Advisory Agreements. The Board also received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and MetWest, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and MetWest. In addition, the Board took into account the administrative services provided to the Fund by Funds Management and its affiliates.

The Board’s decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of information provided to it. In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and MetWest about various topics, including Funds Management’s oversight of service providers. The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Board in concluding that the nature, extent and quality of the investment advisory services provided to the Fund by Funds Management and MetWest supported the re-approval of the Advisory Agreements. Although the Board considered the continuation of the Advisory Agreements for the Fund as part of the larger process of considering the continuation of the advisory agreements for all of the funds in the complex, its decision to continue the Advisory Agreements for the Fund was ultimately made on a fund-by-fund basis.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2011. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the “Universe”) that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund, and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The

22	Wells Fargo Advantage VT Intrinsic Value Fund	Other Information (Unaudited)

Board received a description of the methodology used by Lipper to select the mutual funds in the Universe. The Board noted that the performance of the Fund was lower than the median performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was lower than its benchmark, the Lipper VUF Equity Income Funds Index, for the periods under review. Funds Management explained factors contributing to the Fund’s underperformance results. The Board was satisfied that Funds Management was taking appropriate actions with respect to the Fund’s investment performance and will continue to monitor the Fund’s investment performance.

The Board received and considered information regarding the Fund’s contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an “Expense Group”) that was determined by Lipper to be similar to the Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in the Fund’s Expense Group. The Board noted that the net operating expense ratio of the Fund was equal to the Fund’s Expense Group’s median net operating expense ratio.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements for the Fund.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”), both on a stand-alone basis and on a combined basis with the Fund’s administration fee rate. The Board took into account the separate administrative and other services covered by the administration fee rate. The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to MetWest for investment sub-advisory services (the “Sub-Advisory Agreement Rate”). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rate and considered the Advisory Agreement Rate after taking the waivers/caps into account (the “Net Advisory Rate”).

The Board received and considered information comparing the Advisory Agreement Rate and Net Advisory Rate, combined with the administration fee rates, with those of other funds in the Fund’s Expense Group median. The Board noted that the Advisory Agreement Rate and Net Advisory Rate for the Fund were in range of the median rates for the Fund’s Expense Group.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and MetWest to other types of clients. In this regard, the Board received information about differences between the services, and the compliance, reporting, and other legal burdens and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.

The Board determined that the Advisory Agreement Rate for the Fund, both with and without the administration fee rate and before and after waivers, was reasonable in light of the Fund’s Expense Group information, the net expense ratio commitments, the services covered by the Advisory Agreements and other information provided. The Board also reviewed and considered the Sub-Advisory Agreement Rate and concluded that the Sub-Advisory Agreement Rate was reasonable in light of the services covered by the Sub-Advisory Agreement and other information provided.

Profitability

The Board received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Fund. It considered that the information provided to it was necessarily estimated, and that the profitability information provided to it, especially on a fund-by-fund basis, did not necessarily provide a precise tool for evaluating the appropriateness of the Fund’s Advisory Agreement Rate in isolation. It noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on, among other things, the size and type of fund. The Board concluded that the profitability reported by Funds Management was not unreasonable.

Other Information (Unaudited)	Wells Fargo Advantage VT Intrinsic Value Fund	23

The Board did not consider separate profitability information with respect to MetWest, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee and/or administration fee structure, which operate generally to reduce the expenses of the Fund (as a percentage of Fund assets) as the Fund grows in size. It considered that, as a fund shrinks in size, breakpoints conversely result in increasing fee levels. The Board noted that it would have on-going opportunities to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward sharing economies of scale, if any, with the Fund. However, the Board acknowledged the inherent limitations of any analysis of economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board’s understanding that economies of scale are realized, if at all, across a variety of products and services, not just with respect to a single fund.

Other benefits to Funds Management and MetWest

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including MetWest, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and MetWest with the Fund and benefits potentially derived from an increase in Funds Management’s and MetWest’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including MetWest).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

Other factors and broader review

The Board also considered the markets for distribution of the Fund’s shares, including the channels through which the Fund’s shares are offered and sold. The Board noted that the Fund is part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and MetWest annually as part of the re-approval process under Section 15 of the 1940 Act and also reviews and assesses information about the quality of the services that the Fund receives throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

24	Wells Fargo Advantage VT Intrinsic Value Fund	List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FGLMC	— Federal Government Loan Mortgage Company
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Agreement
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPA	— Standby Purchase Agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate Trading of Registered Interest and Principal Securities
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

This page is intentionally left blank.

This page is intentionally left blank.

FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at wellsfargoadvantagefunds.com . Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

210665 08-12 SVT4/SAR139 06-12

Wells Fargo Advantage VT Omega Growth Fund

Semi-Annual Report

June 30, 2012

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of June 30, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $207 billion in assets under management, as of June 30, 2012.

Equity Funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Equity Value Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
Capital Growth Fund	Growth Fund	Small Cap Opportunities Fund
Common Stock Fund	Index Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Equity Fund	Small Company Growth Fund
Discovery Fund†	International Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified International Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified Small Cap Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Emerging Markets Local Bond Fund	Municipal Bond Fund	Total Return Bond Fund
Government Securities Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Income Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
High Yield Bond Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Income Plus Fund
Asset Allocation Funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of semi-annual report.

2	Wells Fargo Advantage VT Omega Growth Fund	Letter to Shareholders (Unaudited)

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

The period was marked by continued concerns about the possible global economic effects of the ongoing European sovereign debt crisis that began in Greece and later spread to the larger economies of Italy and Spain.

In contrast to worrisome data from the eurozone, U.S. economic data remained moderately positive.

Dear Valued Shareholder:

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage VT Omega Growth Fund for the six-month period that ended June 30, 2012. The period was marked by continued concerns about the possible global economic effects of the ongoing European sovereign debt crisis that began in Greece and later spread to the larger economies of Italy and Spain. Widespread support from central banks helped push developed market indexes to gains despite considerable intra-period volatility.

Macroeconomic optimism faded as global growth slowed and worries rose.

Prior to and throughout the reporting period, concerns about the eurozone sovereign debt situation returned to center stage and dominated stock markets around the globe. Investors became increasingly concerned that Greece would default on its debt, a scenario that only seemed more likely as eurozone leaders began to openly discuss a “voluntary” haircut on Greek debt for private investors. Because many eurozone banks owned Greek debt and many U.S. banks had financial ties to eurozone banks, investors worried about the effects of such an event on the financial systems and on the global economy.

The Greek credit crisis was seemingly addressed in March 2012 when the Greek government came to an agreement with its creditors, allowing the country to write down the principal on most of its bonds in exchange for increased financial austerity. The Greek agreement, combined with unprecedented support for eurozone banks by the European Central Bank, seemed to calm investor concerns, at least temporarily.

By the end of the reporting period, however, the agreement seemed on the verge of unraveling. Legislative elections in May left no single party with enough seats to form a government, and none of the parties was able to form a ruling coalition. A pro-bailout party won the subsequent June elections, but the Greek economy remained so weak that investors questioned whether the country would be able to meet its economic targets from the March agreement. Even more worrisome, in May 2012, Spain nationalized Bankia, putting more than $19 billion into the bank after it suffered heavy losses from property loans. The move refocused investor attention on Spain’s weak economy and depressed property sector, and Spanish bonds sold off. Moreover, news reports indicated that Greeks and Spaniards were pulling money from their country’s banks in favor of German and Swiss banks. By mid-June, analysts were openly discussing the possibility of a crisis within the European banking system.

The U.S. economy reported relatively solid news.

In contrast to worrisome data from the eurozone, U.S. economic data remained moderately positive. Reported real gross domestic product (GDP) growth came in at an annualized rate of 3.0% in the fourth quarter of 2011 compared with the prior quarter. Real GDP growth decelerated to a 1.9% annualized rate in the first quarter of 2012 but remained solidly in positive territory. In addition, the major banks appeared to have taken steps toward repairing their balance sheets; in March, the Federal Reserve (Fed) announced that 15 of the 19 major banks had passed a “stress test” in which the Fed attempted to gauge whether the banks could survive a severe recession that included a 50% drop in the stock market and a 21% percent decline in housing prices.

Letter to Shareholders (Unaudited)	Wells Fargo Advantage VT Omega Growth Fund	3

The main piece of negative economic data was the unemployment rate, which remained at relatively high levels, beginning the period at 8.3% and ending it at 8.2%. Toward the end of the period, data indicated that the U.S. economy was adding fewer jobs than expected, leading to concerns that the country’s economic growth was slowing.

Major stock indexes posted positive returns.

Even though investor worries about the sovereign debt crisis within the eurozone caused considerable stock market volatility, the combination of central bank support and relatively strong U.S. economic numbers pushed major stock market indexes into the black, both for developed markets and for major emerging markets. Within the U.S., large-cap stocks modestly outperformed small-cap stocks, and growth stocks edged past value stocks.

We use time-tested investment strategies, even as many variables are at work in the market.

The full effect of the credit crisis remains unknown. Elevated unemployment and debt defaults continue to pressure consumers and businesses alike. In our experience, strict adherence to time-tested investment strategies has its rewards. As a whole, Wells Fargo Advantage Funds represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, we believe it helps in managing risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our Web site at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

4	Wells Fargo Advantage VT Omega Growth Fund	Performance Highlights (Unaudited)

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Thomas J. Pence, CFA

Michael T. Smith, CFA

FUND INCEPTION

March 6, 1997

TEN LARGEST EQUITY HOLDINGS[1] (AS OF JUNE 30, 2012)
Apple Incorporated	8.65%
Google Incorporated Class A	3.00%
Dollar General Corporation	2.57%
Visa Incorporated Class A	2.52%
eBay Incorporated	2.33%
Monsanto Company	2.22%
Airgas Incorporated	2.12%
TransDigm Group Incorporated	1.95%
Kansas City Southern	1.91%
Crown Castle International Corporation	1.84%

SECTOR DISTRIBUTION[2] (AS OF JUNE 30, 2012)

1.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

2.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

Performance Highlights (Unaudited)	Wells Fargo Advantage VT Omega Growth Fund	5

AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF JUNE 30, 2012)

						Expense Ratios[4]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	Gross	Net[5]
Class 1	03/06/1997	13.04	0.29	6.39	8.22	0.80%	0.75%
Class 2	07/31/2002	12.86	0.06	6.11	7.95	1.05%	1.00%
Russell 3000® Growth Index[6]		9.98	5.05	2.79	6.13

*	Returns for periods of less than one year are not annualized.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-866-765-0778. Performance figures of the Fund do not reflect fees charged pursuant to the terms of variable life insurance policies and variable annuity contracts.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to smaller company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please refer to the prospectus provided by your participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees and other charges that may be assessed by the participating insurance companies.

3.	Performance shown for Class 2 shares prior to its inception reflects the performance of Class 1 shares, adjusted to reflect the higher expenses applicable to Class 2 shares. Historical performance shown for all classes of the Fund prior to July 19, 2010 is based on the performance of the Fund’s predecessor, Evergreen VA Omega Fund.

4.	Reflects the expense ratios as stated in the most recent prospectuses.

5.	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown above. Without this cap, the Fund’s returns would have been lower.

6.

The Russell 3000® Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000® Growth Index or the Russell 2000® Growth Index. You cannot invest directly in an index.

6	Wells Fargo Advantage VT Omega Growth Fund	Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2012 to June 30, 2012.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any separate account charges assessed by participating insurance companies. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges assessed by participating insurance companies were included, your costs would have been higher.

	Beginning Account Value 01-01-2012	Ending Account Value 06-30-2012	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class 1
Actual	$1,000.00	$1,130.43	$3.97	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	$3.77	0.75%
Class 2
Actual	$1,000.00	$1,128.56	$5.29	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.89	$5.02	1.00%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of Investments—June 30, 2012 (Unaudited)	Wells Fargo Advantage VT Omega Growth Fund	7

Security Name	Shares	Value

Common Stocks: 98.77%

Consumer Discretionary: 16.74%

Auto Components: 1.97%
BorgWarner Incorporated «†	17,675	$1,159,303
Delphi Automotive plc ADR †	41,320	1,053,660

		2,212,963

Hotels, Restaurants & Leisure : 1.70%
Starbucks Corporation	35,747	1,906,030

Internet & Catalog Retail: 1.66%
Priceline.com Incorporated †	2,800	1,860,656

Media: 2.74%
CBS Corporation Class B	37,950	1,244,001
Discovery Communications Incorporated †	36,630	1,834,797

		3,078,798

Multiline Retail: 2.56%
Dollar General Corporation †	52,995	2,882,398

Specialty Retail: 3.99%
GNC Holdings Incorporated Class A	31,800	1,246,560
Limited Brands Incorporated	41,355	1,758,828
Ulta Salon, Cosmetics & Fragrance Incorporated	15,800	1,475,404

		4,480,792

Textiles, Apparel & Luxury Goods: 2.12%
lululemon athletica incorporated «†	19,785	1,179,780
Under Armour Incorporated †	12,800	1,198,565

		2,378,345

Consumer Staples: 4.70%

Beverages: 1.27%
Monster Beverage Corporation †	20,040	1,426,848

Food & Staples Retailing: 1.67%
Whole Foods Market Incorporated	19,700	1,877,804

Food Products: 1.76%
Mead Johnson & Company	17,050	1,372,696
The Hershey Company	8,446	605,088

		1,977,784

Energy: 5.02%

Energy Equipment & Services: 1.69%
Ensco International plc ADR	16,670	782,990
Schlumberger Limited	17,140	1,112,557

		1,895,547

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage VT Omega Growth Fund	Portfolio of Investments—June 30, 2012 (Unaudited)

Security Name	Shares	Value

Oil, Gas & Consumable Fuels: 3.33%
Pioneer Natural Resources Company «	15,775	$1,391,513
Plains Exploration & Production Company †	18,200	640,276
The Williams Companies Incorporated	59,170	1,705,279

		3,737,068

Financials: 4.65%

Consumer Finance: 3.58%
Capital One Financial Corporation	21,715	1,186,942
Visa Incorporated Class A	22,890	2,829,891

		4,016,833

Real Estate Management & Development: 1.07%
CBRE Group Incorporated †	73,690	1,205,568

Health Care: 14.12%

Biotechnology: 4.71%
Alexion Pharmaceuticals Incorporated †	20,492	2,034,856
BioMarin Pharmaceutical Incorporated «†	37,125	1,469,408
Gilead Sciences Incorporated †	34,780	1,783,518

		5,287,782

Health Care Equipment & Supplies: 1.48%
Intuitive Surgical Incorporated «†	3,000	1,661,370

Health Care Providers & Services: 1.16%
Humana Incorporated	16,835	1,303,702

Health Care Technology: 1.71%
Cerner Corporation «†	23,250	1,921,845

Pharmaceuticals: 5.06%
Abbott Laboratories	22,175	1,429,622
Allergan Incorporated «	18,400	1,703,288
Novo Nordisk A/S ADR	8,660	1,258,644
Shire plc ADR	14,875	1,285,051

		5,676,605

Industrials: 14.07%

Aerospace & Defense: 3.73%
Precision Castparts Corporation	12,200	2,006,778
TransDigm Group Incorporated †	16,280	2,186,404

		4,193,182

Airlines: 1.47%
Copa Holdings SA	20,000	1,649,599

Electrical Equipment: 0.74%
Rockwell Automation Incorporated	12,490	825,089

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—June 30, 2012 (Unaudited)	Wells Fargo Advantage VT Omega Growth Fund	9

Security Name	Shares	Value

Machinery: 3.07%
Caterpillar Incorporated	13,055	$1,108,500
Chart Industries Incorporated «†	17,960	1,234,930
Cummins Incorporated	11,364	1,101,285

		3,444,715

Road & Rail: 2.87%
Hertz Global Holdings Incorporated «†	84,300	1,079,040
Kansas City Southern	30,875	2,147,665

		3,226,705

Trading Companies & Distributors: 2.19%
W.W. Grainger Incorporated «	6,187	1,183,202
WESCO International Incorporated «†	22,095	1,271,567

		2,454,769

Information Technology: 31.68%

Communications Equipment : 1.48%
QUALCOMM Incorporated	29,870	1,663,162

Computers & Peripherals: 8.65%
Apple Incorporated †	16,630	9,711,920

Internet Software & Services: 7.93%
eBay Incorporated †	62,250	2,615,123
ExactTarget Incorporated «†	28,296	618,551
F5 Networks Incorporated †	11,500	1,144,940
Google Incorporated Class A †	5,800	3,364,406
MercadoLibre Incorporated	15,300	1,159,740

		8,902,760

IT Services: 4.18%
Cognizant Technology Solutions Corporation Class A †	26,445	1,586,700
Gartner Incorporated †	39,909	1,718,082
Teradata Incorporated †	19,300	1,389,793

		4,694,575

Semiconductors & Semiconductor Equipment: 2.19%
ARM Holdings plc ADR	44,625	1,061,629
Broadcom Corporation Class A	41,200	1,392,560

		2,454,189

Software: 7.25%
Autodesk Incorporated †	41,695	1,458,908
BroadSoft Incorporated «†	35,690	1,033,582
Check Point Software Technologies Limited «†	20,957	1,039,258
Citrix Systems Incorporated †	17,370	1,458,038
CommVault Systems Incorporated †	19,400	961,658
Red Hat Incorporated †	11,200	632,576

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage VT Omega Growth Fund	Portfolio of Investments—June 30, 2012 (Unaudited)

Security Name		Shares	Value

Software (continued)
TIBCO Software Incorporated †		52,190	$1,561,525

			8,145,545

Materials: 4.34%

Chemicals: 4.34%
Airgas Incorporated		28,400	2,385,884
Monsanto Company		30,115	2,492,920

			4,878,804

Telecommunication Services: 3.45%

Wireless Telecommunication Services: 3.45%
Crown Castle International Corporation †		35,245	2,067,472
SBA Communications Corporation Class A †		31,660	1,806,203

			3,873,675

Total Common Stocks (Cost $90,730,682)			110,907,427

		Principal
Other: 0.05%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)		$180,390	48,705

Total Other (Cost $22,330)			48,705

	Yield	Shares
Short-Term Investments: 13.40%

Investment Companies: 13.40%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.15%	1,694,461	1,694,461
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)	0.19	13,355,020	13,355,020

Total Short-Term Investments (Cost $15,049,481)			15,049,481

Total Investments in Securities
(Cost $105,802,493) *	112.22%	126,005,613
Other Assets and Liabilities, Net	(12.22)	(13,719,416)

Total Net Assets	100.00%	$112,286,197

«	All or a portion of this security is on loan.

†	Non-income earning security

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $105,953,987 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$23,084,511
Gross unrealized depreciation	(3,032,885)

Net unrealized appreciation	$20,051,626

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities—June 30, 2012 (Unaudited)	Wells Fargo Advantage VT Omega Growth Fund	11

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$110,956,132
In affiliated securities, at value (see cost below)	15,049,481

Total investments, at value (see cost below)	126,005,613
Receivable for investments sold	1,580,743
Receivable for Fund shares sold	31,648
Receivable for dividends	29,809
Receivable for securities lending income	1,900
Prepaid expenses and other assets	800

Total assets	127,650,513

Liabilities
Payable for investments purchased	1,803,653
Payable for Fund shares redeemed	50,630
Payable upon receipt of securities loaned	13,377,350
Advisory fee payable	47,689
Distribution fees payable	13,334
Due to other related parties	12,564
Accrued expenses and other liabilities	59,096

Total liabilities	15,364,316

Total net assets	$112,286,197

NET ASSETS CONSIST OF
Paid-in capital	$87,547,477
Undistributed net investment loss	(171,133)
Accumulated net realized gains on investments	4,706,733
Net unrealized gains on investments	20,203,120

Total net assets	$112,286,197

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets – Class 1	$48,692,480
Shares outstanding – Class 1	1,892,034
Net asset value per share – Class 1	$25.74
Net assets – Class 2	$63,593,717
Shares outstanding – Class 2	2,506,955
Net asset value per share – Class 2	$25.37

Investments in unaffiliated securities, at cost	$90,753,012

Investments in affiliated securities, at cost	$15,049,481

Total investments, at cost	$105,802,493

Securities on loan, at value	$13,088,859

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage VT Omega Growth Fund	Statement of Operations—Six Months Ended June 30, 2012 (Unaudited)

Investment income
Dividends *	$351,132
Securities lending income, net	9,463
Income from affiliated securities	920

Total investment income	361,515

Expenses
Advisory fee	325,341
Administration fees
Fund level	29,576
Class 1	19,637
Class 2	27,686
Distribution fees
Class 2	86,518
Custody and accounting fees	8,492
Professional fees	20,719
Shareholder report expenses	32,176
Trustees’ fees and expenses	6,894
Other fees and expenses	2,205

Total expenses	559,244
Less: Fee waivers and/or expense reimbursements	(29,079)

Net expenses	530,165

Net investment loss	(168,650)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	7,101,975
Net change in unrealized gains (losses) on investments	7,668,677

Net realized and unrealized gains (losses) on investments	14,770,652

Net increase in net assets resulting from operations	$14,602,002

* Net of foreign dividend withholding taxes of	$552

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage VT Omega Growth Fund	13

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011

Operations
Net investment loss		$(168,650)		$(537,404)
Net realized gains on investments		7,101,975		10,208,867
Net change in unrealized gains (losses) on investments		7,668,677		(16,548,843)

Net increase (decrease) in net assets resulting from operations		14,602,002		(6,877,380)

Distributions to shareholders from
Net realized gains
Class 1		0		(478,304)
Class 2		0		(638,543)

Total distributions to shareholders		0		(1,116,847)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class 1	179,302	4,644,253	475,258	11,982,674
Class 2	48,411	1,230,938	258,675	6,051,791

		5,875,191		18,034,465

Reinvestment of distributions
Class 1	0	0	18,928	478,304
Class 2	0	0	25,582	638,543

		0		1,116,847

Payment for shares redeemed
Class 1	(275,972)	(7,096,943)	(741,540)	(17,562,839)
Class 2	(511,486)	(13,143,427)	(782,129)	(19,014,915)

		(20,240,370)		(36,577,754)

Net decrease in net assets resulting from capital share transactions		(14,365,179)		(17,426,442)

Total increase (decrease) in net assets		236,823		(25,420,669)

Net assets
Beginning of period		112,049,374		137,470,043

End of period		$112,286,197		$112,049,374

Undistributed net investment loss		$(171,133)		$(2,483)

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage VT Omega Growth Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class 1		2011	2010[1]	2009[1]	2008[1]	2007[1]
Net asset value, beginning of period	$22.78	$24.26	$20.42	$14.43	$19.82	$17.80
Net investment income (loss)	(0.01)	(0.06)	0.03	0.13	0.23	0.08
Net realized and unrealized gains (losses) on investments	2.97	(1.21)	3.98	6.09	(5.62)	2.05

Total from investment operations	2.96	(1.27)	4.01	6.22	(5.39)	2.13
Distributions to shareholders from
Net investment income	0.00	0.00	(0.17)	(0.23)	0.00	(0.11)
Net realized gains	0.00	(0.21)	0.00	0.00	0.00	0.00

Total distributions to shareholders	0.00	(0.21)	(0.17)	(0.23)	0.00	(0.11)
Net asset value, end of period	$25.74	$22.78	$24.26	$20.42	$14.43	$19.82
Total return	13.04%	(5.36)%	19.79%	43.97%	(27.19)%	11.96%
Ratios to average net assets (annualized)
Gross expenses	0.80%	0.80%	0.75%	0.76%	0.72%	0.71%
Net expenses	0.75%	0.75%	0.74%	0.76%	0.72%	0.71%
Net investment income (loss)	(0.14)%	(0.27)%	0.01%	0.86%	1.11%	0.32%
Supplemental data
Portfolio turnover rate	56%	110%	160%	28%	46%	31%
Net assets, end of period (000’s omitted)	$48,692	$45,293	$54,246	$59,807	$35,952	$67,773

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen VA Omega Fund and Wells Fargo Advantage VT Large Company Growth Fund. Evergreen VA Omega Fund became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class 1 of Evergreen VA Omega Fund.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage VT Omega Growth Fund	15

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class 2		2011	2010[1]	2009[1]	2008[1]	2007[1]
Net asset value, beginning of period	$22.48	$24.00	$20.19	$14.25	$19.63	$17.62
Net investment income (loss)	(0.07)	(0.14)	(0.07)[2]	0.11	0.15	0.01
Net realized and unrealized gains (losses) on investments	2.96	(1.17)	3.99	6.00	(5.53)	2.05

Total from investment operations	2.89	(1.31)	3.92	6.11	(5.38)	2.06
Distributions to shareholders from
Net investment income	0.00	0.00	(0.11)	(0.17)	0.00	(0.05)
Net realized gains	0.00	(0.21)	0.00	0.00	0.00	0.00

Total distributions to shareholders	0.00	(0.21)	(0.11)	(0.17)	0.00	(0.05)
Net asset value, end of period	$25.37	$22.48	$24.00	$20.19	$14.25	$19.63
Total return	12.86%	(5.54)%	19.48%	43.58%	(27.41)%	11.74%
Ratios to average net assets (annualized)
Gross expenses	1.05%	1.05%	1.01%	1.00%	0.97%	0.96%
Net expenses	1.00%	1.00%	1.00%	1.00%	0.97%	0.96%
Net investment income (loss)	(0.39)%	(0.52)%	(0.34)%	0.63%	0.86%	0.07%
Supplemental data
Portfolio turnover rate	56%	110%	160%	28%	46%	31%
Net assets, end of period (000’s omitted)	$63,594	$66,756	$83,224	$33,196	$22,910	$38,137

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen VA Omega Fund and Wells Fargo Advantage VT Large Company Growth Fund. Evergreen VA Omega Fund became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class 2 of Evergreen VA Omega Fund.

2.	Calculated based upon average shares outstanding

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage VT Omega Growth Fund	Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage VT Omega Growth Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Valuation Procedures.

Investments in open-end mutual funds and non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage VT Omega Growth Fund	17

by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Dividend income is recognized on the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However, any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than be considered all short-term as under previous law. In addition, the Fund may elect to defer any portion of a post-October capital loss or qualified late-year ordinary loss to the first day of the following taxable year. A post-October capital loss is the greatest of the net capital loss, net short-term capital loss or net long-term capital loss for the portion of the taxable year after October 31. A qualified late-year ordinary loss is the net loss comprised of (a) net gain or loss from the sale or other disposition of capital assets for the portion of the taxable year after October 31, and (b) other ordinary income or loss for the portion of the taxable year after December 31.

At December 31, 2011, net capital loss carryforwards, which were available to offset future net realized capital gains, were as follows:

Pre-enactment Capital Loss Expiration
2012	2013	2015	2016	2017
$1,078,104	$1,615,063	$4,132,177	$2,303,740	$771,379

18	Wells Fargo Advantage VT Omega Growth Fund	Notes to Financial Statements (Unaudited)

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$110,907,427	$0	$0	$110,907,427
Other	0	0	48,705	48,705
Short-term investments
Investment companies	1,694,461	13,355,020	0	15,049,481
	$112,601,888	$13,355,020	$48,705	$126,005,613

Further details on the major security types listed above can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended June 30, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase. For the six months ended June 30, 2012, the advisory fee was equivalent to an annual rate of 0.55% of the Fund’s average daily net assets.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage VT Omega Growth Fund	19

Funds Management has retained the services of a sub-adviser to provide daily portfolio management to the Fund. The fee for sub-advisory services is borne by Funds Management. Wells Capital Management, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.15% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee of 0.08% of the average daily net assets of each class.

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.75% for Class 1 and 1.00% for Class 2.

Distribution fees

The Trust has adopted a Distribution Plan for Class 2 shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class 2 shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.25% of its average daily net assets.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short-term securities, for the six months ended June 30, 2012 were $64,991,135 and $78,285,013, respectively.

6. BANK BORROWINGS

The Trust and Wells Fargo Funds Trust (excluding the money market funds) are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended June 30, 2012, the Fund paid $111 in commitment fees.

For the six months ended June 30, 2012, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

20	Wells Fargo Advantage VT Omega Growth Fund	Notes to Financial Statements (Unaudited)

9. SUBSEQUENT DISTRIBUTIONS

On July 12, 2012, the Fund declared distributions from short-term capital gains and long-term capital gains to shareholders of record on July 11, 2012. The per share amounts payable on July 13, 2012 were as follows:

	Short-term Capital Gains	Long-term Capital Gains
Class 1	$0.5535	$1.20933
Class 2	0.5535	1.20933

These distributions are not reflected in the accompanying financial statements.

Other Information (Unaudited)	Wells Fargo Advantage VT Omega Growth Fund	21

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargoadvantagefunds.com, or visiting the SEC Web site at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at wellsfargoadvantagefunds.com or by visiting the SEC Web site at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

22	Wells Fargo Advantage VT Omega Growth Fund	Other Information (Unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 138 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service*	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other Information (Unaudited)	Wells Fargo Advantage VT Omega Growth Fund	23

Name and Year of Birth	Position Held and Length of Service*	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Nancy Wiser (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at wellsfargoadvantagefunds.com.

24	Wells Fargo Advantage VT Omega Growth Fund	Other Information (Unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in person meeting held on March 29-30, 2012 (the “Meeting”), the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage VT Omega Growth Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“Wells Capital Management”) for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

In providing information to the Board, Funds Management and Wells Capital Management were guided by a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf at the start of the Board’s annual contract renewal process earlier in 2012. In approving the Advisory Agreements, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee likely attributed different weights to various factors.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Fund by Funds Management and its affiliates.

The Board’s decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of information provided to it. In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and Wells Capital Management about various topics, including Funds Management’s oversight of service providers. The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Board in concluding that the nature, extent and quality of the investment advisory services provided to the Fund by Funds Management and Wells Capital Management supported the re-approval of the Advisory Agreements. Although the Board considered the continuation of the Advisory Agreements for the Fund as part of the larger process of considering the continuation of the advisory agreements for all of the funds in the complex, its decision to continue the Advisory Agreements for the Fund was ultimately made on a fund-by-fund basis.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2011. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the “Universe”) that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund, and in comparison to the Fund’s

Other Information (Unaudited)	Wells Fargo Advantage VT Omega Growth Fund	25

benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe. The Board noted that the performance of the Fund was higher than or in range of the median performance of the Universe for all periods under review, except for the one-year performance period. The Board also noted that the performance of the Fund was higher than its benchmark, the Lipper VUF Multi-Cap Growth Funds Index, for the periods under review, except for the one-year period.

The Board received and considered information regarding the Fund’s contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an “Expense Group”) that was determined by Lipper to be similar to the Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in the Fund’s Expense Group. The Board noted that the net operating expense ratio of the Fund was lower than the Fund’s Expense Group’s median net operating expense ratio.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements for the Fund.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”), both on a stand-alone basis and on a combined basis with the Fund’s administration fee rate. The Board took into account the separate administrative and other services covered by the administration fee rate. The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to Wells Capital Management for investment sub-advisory services (the “Sub-Advisory Agreement Rate”). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rate and considered the Advisory Agreement Rate after taking the waivers/caps into account (the “Net Advisory Rate”).

The Board received and considered information comparing the Advisory Agreement Rate and Net Advisory Rate, combined with the administration fee rates, with those of other funds in the Fund’s Expense Group median. The Board noted that the Advisory Agreement Rate and Net Advisory Rate for the Fund were lower than or in range of the median rates for the Fund’s Expense Group.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and Wells Capital Management to other types of clients. In this regard, the Board received information about differences between the services, and the compliance, reporting, and other legal burdens and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.

The Board determined that the Advisory Agreement Rate for the Fund, both with and without the administration fee rate and before and after waivers, was reasonable in light of the Fund’s Expense Group information, the net expense ratio commitments, the services covered by the Advisory Agreements and other information provided. The Board also reviewed and considered the Sub-Advisory Agreement Rate and concluded that the Sub-Advisory Agreement Rate was reasonable in light of the services covered by the Sub-Advisory Agreement and other information provided.

Profitability

The Board received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Fund. It considered that the information provided to it was necessarily estimated, and that the profitability information provided to it, especially on a fund-by-fund basis, did not necessarily provide a precise tool for evaluating the appropriateness of the Fund’s Advisory Agreement Rate in isolation. It noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on, among other things, the size and type of fund. The Board concluded that the profitability reported by Funds Management was not unreasonable.

26	Wells Fargo Advantage VT Omega Growth Fund	Other Information (Unaudited)

The Board did not consider separate profitability information with respect to Wells Capital Management, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee and/or administration fee structure, which operate generally to reduce the expenses of the Fund (as a percentage of Fund assets) as the Fund grows in size. It considered that, as a fund shrinks in size, breakpoints conversely result in increasing fee levels. The Board noted that it would have on-going opportunities to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward sharing economies of scale, if any, with the Fund. However, the Board acknowledged the inherent limitations of any analysis of economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board’s understanding that economies of scale are realized, if at all, across a variety of products and services, not just with respect to a single fund.

Other benefits to Funds Management and Wells Capital Management

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Fund and benefits potentially derived from an increase in Funds Management’s and Wells Capital Management’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

Other factors and broader review

The Board also considered the markets for distribution of the Fund’s shares, including the channels through which the Fund’s shares are offered and sold. The Board noted that the Fund is part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15 of the 1940 Act and also reviews and assesses information about the quality of the services that the Fund receives throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

List of Abbreviations	Wells Fargo Advantage VT Omega Growth Fund	27

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FGLMC	— Federal Government Loan Mortgage Company
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Agreement
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPA	— Standby Purchase Agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate Trading of Registered Interest and Principal Securities
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

This page is intentionally left blank.

This page is intentionally left blank.

This page is intentionally left blank.

FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at wellsfargoadvantagefunds.com . Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

210666 08-12 SVT5/SAR142 06-12

Wells Fargo Advantage VT Opportunity FundSM

Semi-Annual Report

June 30, 2012

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of June 30, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $207 billion in assets under management, as of June 30, 2012.

Equity Funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Equity Value Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
Capital Growth Fund	Growth Fund	Small Cap Opportunities Fund
Common Stock Fund	Index Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Equity Fund	Small Company Growth Fund
Discovery Fund†	International Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified International Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified Small Cap Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Emerging Markets Local Bond Fund	Municipal Bond Fund	Total Return Bond Fund
Government Securities Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Income Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
High Yield Bond Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Income Plus Fund
Asset Allocation Funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of semi-annual report.

2	Wells Fargo Advantage VT Opportunity Fund	Letter to Shareholders (Unaudited)

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

The period was marked by continued concerns about the possible global economic effects of the ongoing European sovereign debt crisis that began in Greece and later spread to the larger economies of Italy and Spain.

In contrast to worrisome data from the eurozone, U.S. economic data remained moderately positive.

Dear Valued Shareholder:

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage VT Opportunity Fund for the six-month period that ended June 30, 2012. The period was marked by continued concerns about the possible global economic effects of the ongoing European sovereign debt crisis that began in Greece and later spread to the larger economies of Italy and Spain. Widespread support from central banks helped push developed market indexes to gains despite considerable intra-period volatility.

Macroeconomic optimism faded as global growth slowed and worries rose.

Prior to and throughout the reporting period, concerns about the eurozone sovereign debt situation returned to center stage and dominated stock markets around the globe. Investors became increasingly concerned that Greece would default on its debt, a scenario that only seemed more likely as eurozone leaders began to openly discuss a “voluntary” haircut on Greek debt for private investors. Because many eurozone banks owned Greek debt and many U.S. banks had financial ties to eurozone banks, investors worried about the effects of such an event on the financial systems and on the global economy.

The Greek credit crisis was seemingly addressed in March 2012 when the Greek government came to an agreement with its creditors, allowing the country to write down the principal on most of its bonds in exchange for increased financial austerity. The Greek agreement, combined with unprecedented support for eurozone banks by the European Central Bank, seemed to calm investor concerns, at least temporarily.

By the end of the reporting period, however, the agreement seemed on the verge of unraveling. Legislative elections in May left no single party with enough seats to form a government, and none of the parties was able to form a ruling coalition. A pro-bailout party won the subsequent June elections, but the Greek economy remained so weak that investors questioned whether the country would be able to meet its economic targets from the March agreement. Even more worrisome, in May 2012, Spain nationalized Bankia, putting more than $19 billion into the bank after it suffered heavy losses from property loans. The move refocused investor attention on Spain’s weak economy and depressed property sector, and Spanish bonds sold off. Moreover, news reports indicated that Greeks and Spaniards were pulling money from their country’s banks in favor of German and Swiss banks. By mid-June, analysts were openly discussing the possibility of a crisis within the European banking system.

The U.S. economy reported relatively solid news.

In contrast to worrisome data from the eurozone, U.S. economic data remained moderately positive. Reported real gross domestic product (GDP) growth came in at an annualized rate of 3.0% in the fourth quarter of 2011 compared with the prior quarter. Real GDP growth decelerated to a 1.9% annualized rate in the first quarter of 2012 but remained solidly in positive territory. In addition, the major banks appeared to have taken steps toward repairing their balance sheets; in March, the Federal Reserve (Fed) announced that 15 of the 19 major banks had passed a “stress test” in which the Fed attempted to gauge whether the banks could survive a severe recession that included a 50% drop in the stock market and a 21% percent decline in housing prices.

Letter to Shareholders (Unaudited)	Wells Fargo Advantage VT Opportunity Fund	3

The main piece of negative economic data was the unemployment rate, which remained at relatively high levels, beginning the period at 8.3% and ending it at 8.2%. Toward the end of the period, data indicated that the U.S. economy was adding fewer jobs than expected, leading to concerns that the country’s economic growth was slowing.

Major stock indexes posted positive returns.

Even though investor worries about the sovereign debt crisis within the eurozone caused considerable stock market volatility, the combination of central bank support and relatively strong U.S. economic numbers pushed major stock market indexes into the black, both for developed markets and for major emerging markets. Within the U.S., large-cap stocks modestly outperformed small-cap stocks, and growth stocks edged past value stocks.

We use time-tested investment strategies, even as many variables are at work in the market.

The full effect of the credit crisis remains unknown. Elevated unemployment and debt defaults continue to pressure consumers and businesses alike. In our experience, strict adherence to time-tested investment strategies has its rewards. As a whole, Wells Fargo Advantage Funds represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, we believe it helps in managing risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our Web site at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

4	Wells Fargo Advantage VT Opportunity Fund	Performance Highlights (Unaudited)

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Ann M. Miletti

Thomas D. Wooden, CFA

FUND INCEPTION

May 8, 1992

TEN LARGEST EQUITY HOLDINGS[1] (AS OF JUNE 30, 2012)
Praxair Incorporated	1.99%
Fifth Third Bancorp	1.94%
Health Management Associates Incorporated Class A	1.63%
Covance Incorporated	1.58%
ACE Limited	1.56%
McDermott International Incorporated	1.53%
Kroger Company	1.51%
Republic Services Incorporated	1.50%
Avago Technologies Limited	1.49%
Discovery Communications Incorporated	1.48%

SECTOR DISTRIBUTION[2] (AS OF JUNE 30, 2012)

1.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

2.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

Performance Highlights (Unaudited)	Wells Fargo Advantage VT Opportunity Fund	5

AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF JUNE 30, 2012)

						Expense Ratios[4]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	Gross	Net[5]
Class 1	08/26/2011	6.03	(6.36)	1.16	7.08	0.82%	0.75%
Class 2	05/08/1992	5.93	(6.56)	1.12	7.05	1.07%	1.00%
Russell Midcap® Index[6]		7.97	(1.65)	1.06	8.45

*	Returns for periods of less than one year are not annualized.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-866-765-0778. Performance figures of the Fund do not reflect fees charged pursuant to the terms of variable life insurance policies and variable annuity contracts.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please refer to the prospectus provided by your participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees and other charges that may be assessed by the participating insurance companies.

3.	Historical performance shown for Class 1 shares prior to their inception reflects the performance of Class 2 shares, and includes the higher expenses applicable to Class 2 shares. If these expenses had not been included, returns would be higher.

4.	Reflects the expense ratios as stated in the most recent prospectuses.

5.	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown above. Without this cap, the Fund’s returns would have been lower.

6.

The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. You cannot invest directly in an index.

6	Wells Fargo Advantage VT Opportunity Fund	Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2012 to June 30, 2012.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any separate account charges assessed by participating insurance companies. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges assessed by participating insurance companies were included, your costs would have been higher.

	Beginning Account Value 01-01-2012	Ending Account Value 06-30-2012	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class 1
Actual	$1,000.00	$1,060.35	$3.84	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	$3.77	0.75%
Class 2
Actual	$1,000.00	$1,059.26	$5.12	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.89	$5.02	1.00%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of Investments—June 30, 2012 (Unaudited)	Wells Fargo Advantage VT Opportunity Fund	7

Security Name	Shares	Value

Common Stocks: 95.37%

Consumer Discretionary: 19.55%

Diversified Consumer Services: 1.36%
K12 Incorporated †«	135,651	$3,160,668

Hotels, Restaurants & Leisure: 1.39%
Carnival Corporation «	93,955	3,219,838

Household Durables: 1.73%
Harman International Industries Incorporated	26,780	1,060,488
Whirlpool Corporation	48,095	2,941,490

		4,001,978

Internet & Catalog Retail: 1.21%
Liberty Interactive Corporation Series A †	157,204	2,796,659

Media: 5.79%
Cablevision Systems Corporation New York Group Class A «	174,341	2,316,992
Comcast Corporation Class A	57,674	1,810,964
Discovery Communications Incorporated †	68,364	3,424,353
Liberty Global Incorporated Class A †	52,412	2,601,208
Omnicom Group Incorporated	67,326	3,272,044

		13,425,561

Multiline Retail: 4.39%
Family Dollar Stores Incorporated	28,878	1,919,809
Kohl’s Corporation	67,536	3,072,213
Macy’s Incorporated	55,397	1,902,887
Nordstrom Incorporated	65,699	3,264,583

		10,159,492

Specialty Retail: 3.68%
Abercrombie & Fitch Company Class A	75,150	2,565,621
CarMax Incorporated †	104,545	2,711,897
Dick’s Sporting Goods Incorporated	18,038	865,824
Express Incorporated †	131,317	2,386,030

		8,529,372

Consumer Staples: 4.19%

Food & Staples Retailing: 1.51%
Kroger Company	150,605	3,492,530

Food Products: 1.36%
General Mills Incorporated	81,866	3,155,116

Household Products: 1.32%
Church & Dwight Company Incorporated	55,062	3,054,289

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage VT Opportunity Fund	Portfolio of Investments—June 30, 2012 (Unaudited)

Security Name	Shares	Value

Energy: 9.98%

Energy Equipment & Services: 5.09%
McDermott International Incorporated †	317,688	$3,539,044
National Oilwell Varco Incorporated	47,041	3,031,322
Superior Energy Services Incorporated †	128,363	2,596,783
Weatherford International Limited †	207,293	2,618,111

		11,785,260

Oil, Gas & Consumable Fuels: 4.89%
Cabot Oil & Gas Corporation	84,957	3,347,306
Denbury Resources Incorporated †	175,997	2,659,315
Newfield Exploration Company †	99,414	2,913,824
Peabody Energy Corporation	98,578	2,417,133

		11,337,578

Financials: 14.73%

Capital Markets: 2.67%
Invesco Limited	133,121	3,008,535
TD Ameritrade Holding Corporation	186,930	3,177,810

		6,186,345

Commercial Banks: 3.97%
Branch Banking & Trust Corporation	77,043	2,376,777
City National Corporation «	47,925	2,328,197
Fifth Third Bancorp	335,119	4,490,595

		9,195,569

Diversified Financial Services: 1.15%
InterContinental Exchange Incorporated †	19,599	2,665,072

Insurance: 4.46%
ACE Limited	48,648	3,606,276
Reinsurance Group of America Incorporated	47,790	2,542,906
RenaissanceRe Holdings Limited	40,292	3,062,595
Willis Group Holdings plc	30,833	1,125,096

		10,336,873

REITs: 2.48%
American Tower Corporation	41,206	2,880,711
BioMed Realty Trust Incorporated	153,816	2,873,283

		5,753,994

Health Care: 11.34%

Health Care Equipment & Supplies: 4.18%
C.R. Bard Incorporated	30,103	3,234,266
Covidien plc	58,889	3,150,562
Zimmer Holdings Incorporated	51,370	3,306,173

		9,691,001

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—June 30, 2012 (Unaudited)	Wells Fargo Advantage VT Opportunity Fund	9

Security Name	Shares	Value

Health Care Providers & Services: 1.63%
Health Management Associates Incorporated Class A †	481,037	$3,776,140

Life Sciences Tools & Services: 5.53%
Agilent Technologies Incorporated	74,164	2,910,195
Covance Incorporated †	76,425	3,656,936
Thermo Fisher Scientific Incorporated	64,435	3,344,821
Waters Corporation †	36,435	2,895,489

		12,807,441

Industrials: 12.60%

Aerospace & Defense: 1.29%
BE Aerospace Incorporated †	68,535	2,992,238

Airlines: 1.13%
Delta Air Lines Incorporated †	128,912	1,411,586
United Continental Holdings Incorporated †«	49,046	1,193,289

		2,604,875

Commercial Services & Supplies: 1.50%
Republic Services Incorporated	131,418	3,477,320

Construction & Engineering: 1.08%
Quanta Services Incorporated †	104,317	2,510,910

Electrical Equipment: 3.87%
AMETEK Incorporated	53,217	2,656,060
Babcock & Wilcox Company †	73,931	1,811,310
Regal-Beloit Corporation	48,681	3,030,879
Rockwell Automation Incorporated	22,220	1,467,853

		8,966,102

Machinery: 1.11%
Dover Corporation	48,019	2,574,299

Road & Rail: 2.62%
Hertz Global Holdings Incorporated †«	234,549	3,002,227
J.B. Hunt Transport Services Incorporated «	51,573	3,073,751

		6,075,978

Information Technology: 16.38%

Communications Equipment: 1.24%
Riverbed Technology Incorporated †	177,595	2,868,159

Computers & Peripherals: 1.35%
NetApp Incorporated †	98,180	3,124,088

Electronic Equipment, Instruments & Components: 1.44%
Amphenol Corporation Class A	60,968	3,348,363

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage VT Opportunity Fund	Portfolio of Investments—June 30, 2012 (Unaudited)

Security Name		Shares	Value

IT Services: 4.84%
Alliance Data Systems Corporation †		18,276	$2,467,260
Cognizant Technology Solutions Corporation Class A †		49,549	2,972,940
Global Payments Incorporated		70,183	3,034,011
MasterCard Incorporated		6,402	2,753,564

			11,227,775

Semiconductors & Semiconductor Equipment: 5.05%
Altera Corporation		76,814	2,599,386
ARM Holdings plc		304,393	2,411,589
Avago Technologies Limited		96,262	3,455,806
ON Semiconductor Corporation †		454,500	3,226,950

			11,693,731

Software: 2.46%
Autodesk Incorporated †		72,344	2,531,317
Red Hat Incorporated †		55,996	3,162,654

			5,693,971

Materials: 6.60%

Chemicals: 1.99%
Praxair Incorporated		42,412	4,611,457

Containers & Packaging: 4.04%
Bemis Company Incorporated		100,257	3,142,054
Crown Holdings Incorporated †		89,844	3,098,720
Owens-Illinois Incorporated †		162,387	3,112,959

			9,353,733

Metals & Mining: 0.57%
Agnico-Eagle Mines Limited «		32,668	1,321,746

Total Common Stocks (Cost $206,594,479)			220,975,521

		Principal
Other: 0.22%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)		$1,923,649	519,385

Total Other (Cost $238,121)			519,385

	Yield	Shares
Short-Term Investments: 9.18%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.15%	9,908,981	9,908,981
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)	0.19	11,350,704	11,350,704

Total Short-Term Investments (Cost $21,259,685)			21,259,685

Total Investments in Securities
(Cost $228,092,285) *	104.77%	242,754,591
Other Assets and Liabilities, Net	(4.77)	(11,058,244)

Total Net Assets	100.00%	$231,696,347

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—June 30, 2012 (Unaudited)	Wells Fargo Advantage VT Opportunity Fund	11

†	Non-income earning security

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $231,030,438 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$22,649,679
Gross unrealized depreciation	(10,925,526)

Net unrealized appreciation	$11,724,153

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage VT Opportunity Fund	Statement of Assets and Liabilities—June 30, 2012 (Unaudited)

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$221,494,906
In affiliated securities, at value (see cost below)	21,259,685

Total investments, at value (see cost below)	242,754,591
Receivable for investments sold	2,294,782
Receivable for Fund shares sold	18,448
Receivable for dividends	189,604
Receivable for securities lending income	12,559

Total assets	245,269,984

Liabilities
Payable for investments purchased	848,010
Payable for Fund shares redeemed	904,610
Payable upon receipt of securities loaned	11,588,825
Advisory fee payable	115,833
Distribution fees payable	40,638
Due to other related parties	22,234
Accrued expenses and other liabilities	53,487

Total liabilities	13,573,637

Total net assets	$231,696,347

NET ASSETS CONSIST OF
Paid-in capital	$260,210,067
Undistributed net investment income	565,383
Accumulated net realized losses on investments	(43,741,409)
Net unrealized gains on investments	14,662,306

Total net assets	$231,696,347

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets – Class 1	$40,464,842
Shares outstanding – Class 1	2,193,134
Net asset value per share – Class 1	$18.45
Net assets – Class 2	$191,231,505
Shares outstanding – Class 2	10,386,462
Net asset value per share – Class 2	$18.41

Investments in unaffiliated securities, at cost	$206,832,600

Investments in affiliated securities, at cost	$21,259,685

Total investments, at cost	$228,092,285

Securities on loan, at value	$11,339,873

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of Operations—Six Months Ended June 30, 2012 (Unaudited)	Wells Fargo Advantage VT Opportunity Fund	13

Investment income
Dividends*	$1,391,346
Securities lending income, net	27,833
Income from affiliated securities	3,972

Total investment income	1,423,151

Expenses
Advisory fee	807,705
Administration fees
Fund level	62,131
Class 1	17,197
Class 2	82,213
Distribution fees
Class 2	256,916
Custody and accounting fees	13,493
Professional fees	21,339
Shareholder report expenses	37,999
Trustees’ fees and expenses	7,912
Other fees and expenses	3,748

Total expenses	1,310,653
Less: Fee waivers and/or expense reimbursements	(121,769)

Net expenses	1,188,884

Net investment income	234,267

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	12,256,506
Net change in unrealized gains (losses) on investments	2,432,308

Net realized and unrealized gains (losses) on investments	14,688,814

Net increase in net assets resulting from operations	$14,923,081

* Net of foreign dividend withholding taxes of	$1,251

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage VT Opportunity Fund	Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011

Operations
Net investment income		$234,267			$415,644
Net realized gains on investments		12,256,506			12,647,751
Net change in unrealized gains (losses) on investments		2,432,308			(16,138,693)

Net increase (decrease) in net assets resulting from operations		14,923,081			(3,075,298)

Distributions to shareholders from
Net investment income – Class 2		0			(228,148)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class 1	15,818	301,213	78,783	[1]	1,305,075 [1]
Class 2	222,941	4,255,515	721,399		13,833,446

		4,556,728			15,138,521

Reinvestment of distributions
Class 2	0	0	11,742		228,148

Payment for shares redeemed
Class 1	(243,233)	(4,606,995)	(201,134)[1]		(3,415,950)[1]
Class 2	(1,429,436)	(26,828,190)	(2,739,789)		(49,078,548)

		(31,435,185)			(52,494,498)

Net asset value of shares issued in acquisition
Class 1	0	0	2,542,900	[1]	42,011,395
Class 2	0	0	4,464,853		73,764,505

		0			115,775,900

Net increase (decrease) in net assets resulting from capital share transactions		(26,878,457)			78,648,071

Total increase (decrease) in net assets		(11,955,376)			75,344,625

Net assets
Beginning of period		243,651,723			168,307,098

End of period		$231,696,347			$243,651,723

Undistributed net investment income		$565,383			$331,116

1.	Class commenced operations on August 26, 2011.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage VT Opportunity Fund	15

(For a share outstanding throughout each period)

Class 1	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011[1]
Net asset value, beginning of period	$17.40	$16.52
Net investment income	0.04	0.04
Net realized and unrealized gains (losses) on investments	1.01	0.84

Total from investment operations	1.05	0.88
Net asset value, end of period	$18.45	$17.40
Total return[2]	6.03%	5.33%
Ratios to average net assets (annualized)
Gross expenses	0.85%	0.83%
Net expenses	0.75%	0.75%
Net investment income	0.40%	0.61%
Supplemental data
Portfolio turnover rate	23%	35%
Net assets, end of period (000’s omitted)	$40,465	$42,116

1.	For the period from August 26, 2011 (commencement of class operations) to December 31, 2011.

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage VT Opportunity Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class 2[1]		2011	2010	2009	2008	2007
Net asset value, beginning of period	$17.38	$18.42	$15.01	$10.16	$22.03	$24.02
Net investment income	0.02	0.03	0.02	0.11	0.12	0.21
Net realized and unrealized gains (losses) on investments	1.01	(1.04)	3.51	4.74	(7.30)	1.60

Total from investment operations	1.03	(1.01)	3.53	4.85	(7.18)	1.81
Distributions to shareholders from
Net investment income	0.00	(0.03)	(0.12)	0.00	(0.37)	(0.16)
Net realized gains	0.00	0.00	0.00	0.00	(4.32)	(3.64)

Total distributions to shareholders	0.00	(0.03)	(0.12)	0.00	(4.69)	(3.80)
Net asset value, end of period	$18.41	$17.38	$18.42	$15.01	$10.16	$22.03
Total return[2]	5.93%	(5.52)%	23.76%	47.74%	(40.10)%	6.63%
Ratios to average net assets (annualized)
Gross expenses	1.10%	1.07%	1.18%	1.32%	1.21%	1.19%
Net expenses	1.00%	1.04%	1.07%	1.07%	1.07%	1.07%
Net investment income	0.15%	0.18%	0.08%	0.39%	0.47%	0.74%
Supplemental data
Portfolio turnover rate	23%	35%	40%	50%	70%	64%
Net assets, end of period (000’s omitted)	$191,232	$201,535	$168,307	$154,782	$378,197	$779,286

1.	After the close of business on July 16, 2010, existing shares of the Fund were renamed Class 2 shares.

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage VT Opportunity Fund	17

1. ORGANIZATION

Wells Fargo Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage VT Opportunity Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. As a result of the fair value pricing procedures, these securities which are normally categorized as Level 1 in the fair value hierarchy will represent a transfer from a Level 1 to a Level 2 security and will be categorized as Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. On June 30, 2012, fair value pricing was used in pricing foreign securities.

Investments in open-end mutual funds and non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service

18	Wells Fargo Advantage VT Opportunity Fund	Notes to Financial Statements (Unaudited)

or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Dividend income is recognized on the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage VT Opportunity Fund	19

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However, any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than be considered all short-term as under previous law. In addition, the Fund may elect to defer any portion of a post-October capital loss or qualified late-year ordinary loss to the first day of the following taxable year. A post-October capital loss is the greatest of the net capital loss, net short-term capital loss or net long-term capital loss for the portion of the taxable year after October 31. A qualified late-year ordinary loss is the net loss comprised of (a) net gain or loss from the sale or other disposition of certain capital assets for the portion of the taxable year after October 31, and (b) other ordinary income or loss for the portion of the taxable year after December 31.

At December 31, 2011, net capital loss carryforwards, which were available to offset future net realized capital gains, were as follows:

Pre-enactment Capital Loss Expiration			Post-enactment Capital Losses
2015	2016	2017	Short-term	Long-term
$1,442,700	$360,675	$47,818,946	$2,181,517	$286,150

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

20	Wells Fargo Advantage VT Opportunity Fund	Notes to Financial Statements (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$218,563,932	$2,411,589	$0	$220,975,521
Other	0	0	519,385	519,385
Short-term investments
Investment companies	9,908,981	11,350,704	0	21,259,685
	$228,472,913	$13,762,293	$519,385	$242,754,591

Further details on the major security types listed above can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended June 30, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.65% and declining to 0.55% as the average daily net assets of the Fund increase. For the six months ended June 30, 2012, the advisory fee was equivalent to an annual rate of 0.65% of the Fund’s average daily net assets.

Funds Management has retained the services of a sub-adviser to provide daily portfolio management to the Fund. The fee for sub-advisory services is borne by Funds Management. Wells Capital Management, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee of 0.08% which is calculated based on the average daily net assets of each class.

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.75% for Class 1 and 1.00% for Class 2.

Distribution fees

The Trust has adopted a Distribution Plan for Class 2 shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class 2 shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.25% of its average daily net assets.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short-term securities, for the six months ended June 30, 2012 were $54,390,686 and $85,345,739, respectively.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage VT Opportunity Fund	21

6. ACQUISITION

After the close of business on August 26, 2011, the Fund acquired the net assets of Wells Fargo Advantage VT Core Equity Fund. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. Shareholders holding Class 1 and Class 2 shares of Wells Fargo Advantage VT Core Equity Fund received Class 1 and Class 2 shares, respectively, of the Fund in the reorganization. The acquisition was accomplished by a tax-free exchange of all of the shares of Wells Fargo Advantage VT Core Equity Fund for 7,007,753 shares of the Fund valued at $115,775,900 at an exchange ratio of 0.77 and 0.76 for Class 1 and Class 2 shares, respectively. The investment portfolio of Wells Fargo Advantage VT Core Equity Fund with a fair value of $115,698,003, identified cost of $130,800,975 and unrealized losses of $15,102,972 at August 26, 2011 were the principal assets acquired by the Fund. The aggregate net assets of Wells Fargo Advantage VT Core Equity Fund and the Fund immediately prior to the acquisition were $115,775,900 and $138,830,614, respectively. The aggregate net assets of the Fund immediately after the acquisition were $254,606,514. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Wells Fargo Advantage VT Core Equity Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed January 1, 2011, the beginning of the annual reporting period for the Fund, the pro forma results of operations for the year ended December 31, 2011 would have been:

Net investment income	$1,159,297
Net realized and unrealized losses on investments	$(2,976,757)
Net decrease in net assets resulting from operations	$(1,817,460)

7. BANK BORROWINGS

The Trust and Wells Fargo Funds Trust (excluding the money market funds) are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended June 30, 2012, the Fund paid $237 in commitment fees.

For the six months ended June 30, 2012, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

22	Wells Fargo Advantage VT Opportunity Fund	Notes to Financial Statements (Unaudited)

10. SUBSEQUENT DISTRIBUTIONS

On July 12, 2012, the Fund declared distributions from net investment income and long-term capital gains to shareholders of record on July 11, 2012. The per share amounts payable on July 13, 2012 were as follows:

	Net Investment Income	Long-term Capital Gains
Class 1	$0.07073	$0.00662
Class 2	0.01805	0.00662

These distributions are not reflected in the accompanying financial statements.

Other Information (Unaudited)	Wells Fargo Advantage VT Opportunity Fund	23

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargoadvantagefunds.com, or visiting the SEC Web site at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at wellsfargoadvantagefunds.com or by visiting the SEC Web site at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

24	Wells Fargo Advantage VT Opportunity Fund	Other Information (Unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 138 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service*	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other Information (Unaudited)	Wells Fargo Advantage VT Opportunity Fund	25

Name and Year of Birth	Position Held and Length of Service*	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Nancy Wiser (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at wellsfargoadvantagefunds.com.

26	Wells Fargo Advantage VT Opportunity Fund	Other Information (Unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in person meeting held on March 29-30, 2012 (the “Meeting”), the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage VT Opportunity FundSM (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“Wells Capital Management”) for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

In providing information to the Board, Funds Management and Wells Capital Management were guided by a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf at the start of the Board’s annual contract renewal process earlier in 2012. In approving the Advisory Agreements, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee likely attributed different weights to various factors.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Fund by Funds Management and its affiliates.

The Board’s decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of information provided to it. In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and Wells Capital Management about various topics, including Funds Management’s oversight of service providers. The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Board in concluding that the nature, extent and quality of the investment advisory services provided to the Fund by Funds Management and Wells Capital Management supported the re-approval of the Advisory Agreements. Although the Board considered the continuation of the Advisory Agreements for the Fund as part of the larger process of considering the continuation of the advisory agreements for all of the funds in the complex, its decision to continue the Advisory Agreements for the Fund was ultimately made on a fund-by-fund basis.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2011. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the “Universe”) that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund, and in comparison to the Fund’s

Other Information (Unaudited)	Wells Fargo Advantage VT Opportunity Fund	27

benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe. The Board noted that the performance of the Fund was higher than the median performance of the Universe for all periods under review, except for the one-year period. The Board also noted that the performance of the Fund was higher than its benchmark, the Lipper VUF Multi-Cap Core Funds Index, for the periods under review, except for the one-year period. As part of its review, the Board received an analysis of, and discussed factors contributing to, the recent performance of the Fund. The Board was satisfied that the Fund’s investment performance was being appropriately monitored and that Funds Management and Wells Capital Management were taking appropriate actions with respect to the Fund’s investment performance.

The Board received and considered information regarding the Fund’s contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an “Expense Group”) that was determined by Lipper to be similar to the Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in the Fund’s Expense Group. The Board noted that the net operating expense ratio of the Fund was in range of the Fund’s Expense Group’s median net operating expense ratio.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements for the Fund.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”), both on a stand-alone basis and on a combined basis with the Fund’s administration fee rate. The Board took into account the separate administrative and other services covered by the administration fee rate. The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to Wells Capital Management for investment sub-advisory services (the “Sub-Advisory Agreement Rate”). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rate and considered the Advisory Agreement Rate after taking the waivers/caps into account (the “Net Advisory Rate”).

The Board received and considered information comparing the Advisory Agreement Rate and Net Advisory Rate, combined with the administration fee rates, with those of other funds in the Fund’s Expense Group median. The Board noted that the Advisory Agreement Rate and Net Advisory Rate for the Fund were in range of the median rates for the Fund’s Expense Group.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and Wells Capital Management to other types of clients. In this regard, the Board received information about differences between the services, and the compliance, reporting, and other legal burdens and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.

The Board determined that the Advisory Agreement Rate for the Fund, both with and without the administration fee rate and before and after waivers, was reasonable in light of the Fund’s Expense Group information, the net expense ratio commitments, the services covered by the Advisory Agreements and other information provided. The Board also reviewed and considered the Sub-Advisory Agreement Rate and concluded that the Sub-Advisory Agreement Rate was reasonable in light of the services covered by the Sub-Advisory Agreement and other information provided.

Profitability

The Board received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Fund. It considered that the information provided to it was necessarily estimated, and that the profitability information provided to it, especially on a fund-by-fund basis, did not necessarily provide a precise tool for evaluating the appropriateness of the Fund’s Advisory Agreement Rate in

28	Wells Fargo Advantage VT Opportunity Fund	Other Information (Unaudited)

isolation. It noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on, among other things, the size and type of fund. The Board concluded that the profitability reported by Funds Management was not unreasonable.

The Board did not consider separate profitability information with respect to Wells Capital Management, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee and/or administration fee structure, which operate generally to reduce the expenses of the Fund (as a percentage of Fund assets) as the Fund grows in size. It considered that, as a fund shrinks in size, breakpoints conversely result in increasing fee levels. The Board noted that it would have on-going opportunities to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward sharing economies of scale, if any, with the Fund. However, the Board acknowledged the inherent limitations of any analysis of economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board’s understanding that economies of scale are realized, if at all, across a variety of products and services, not just with respect to a single fund.

Other benefits to Funds Management and Wells Capital Management

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Fund and benefits potentially derived from an increase in Funds Management’s and Wells Capital Management’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

Other factors and broader review

The Board also considered the markets for distribution of the Fund’s shares, including the channels through which the Fund’s shares are offered and sold. The Board noted that the Fund is part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15 of the 1940 Act and also reviews and assesses information about the quality of the services that the Fund receives throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

List of Abbreviations	Wells Fargo Advantage VT Opportunity Fund	29

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FGLMC	— Federal Government Loan Mortgage Company
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Agreement
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPA	— Standby Purchase Agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate Trading of Registered Interest and Principal Securities
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

This page is intentionally left blank.

FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at wellsfargoadvantagefunds.com . Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

210667 08-12 SVT6/SAR143 06-12

Wells Fargo Advantage VT Small Cap Growth Fund

Semi-Annual Report

June 30, 2012

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of June 30, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $207 billion in assets under management, as of June 30, 2012.

Equity Funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Equity Value Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
Capital Growth Fund	Growth Fund	Small Cap Opportunities Fund
Common Stock Fund	Index Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Equity Fund	Small Company Growth Fund
Discovery Fund†	International Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified International Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified Small Cap Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Emerging Markets Local Bond Fund	Municipal Bond Fund	Total Return Bond Fund
Government Securities Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Income Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
High Yield Bond Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Income Plus Fund
Asset Allocation Funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of semi-annual report.

2	Wells Fargo Advantage VT Small Cap Growth Fund	Letter to Shareholders (Unaudited)

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

The period was marked by continued concerns about the possible global economic effects of the ongoing European sovereign debt crisis that began in Greece and later spread to the larger economies of Italy and Spain.

In contrast to worrisome data from the eurozone, U.S. economic data remained moderately positive.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage VT Small Cap Growth Fund for the six-month period that ended June 30, 2012. The period was marked by continued concerns about the possible global economic effects of the ongoing European sovereign debt crisis that began in Greece and later spread to the larger economies of Italy and Spain. Widespread support from central banks helped push developed market indexes to gains despite considerable intra-period volatility.

Macroeconomic optimism faded as global growth slowed and worries rose.

Prior to and throughout the reporting period, concerns about the eurozone sovereign debt situation returned to center stage and dominated stock markets around the globe. Investors became increasingly concerned that Greece would default on its debt, a scenario that only seemed more likely as eurozone leaders began to openly discuss a “voluntary” haircut on Greek debt for private investors. Because many eurozone banks owned Greek debt and many U.S. banks had financial ties to eurozone banks, investors worried about the effects of such an event on the financial systems and on the global economy.

The Greek credit crisis was seemingly addressed in March 2012 when the Greek government came to an agreement with its creditors, allowing the country to write down the principal on most of its bonds in exchange for increased financial austerity. The Greek agreement, combined with unprecedented support for eurozone banks by the European Central Bank, seemed to calm investor concerns, at least temporarily.

By the end of the reporting period, however, the agreement seemed on the verge of unraveling. Legislative elections in May left no single party with enough seats to form a government, and none of the parties was able to form a ruling coalition. A pro-bailout party won the subsequent June elections, but the Greek economy remained so weak that investors questioned whether the country would be able to meet its economic targets from the March agreement. Even more worrisome, in May 2012, Spain nationalized Bankia, putting more than $19 billion into the bank after it suffered heavy losses from property loans. The move refocused investor attention on Spain’s weak economy and depressed property sector, and Spanish bonds sold off. Moreover, news reports indicated that Greeks and Spaniards were pulling money from their country’s banks in favor of German and Swiss banks. By mid-June, analysts were openly discussing the possibility of a crisis within the European banking system.

The U.S. economy reported relatively solid news.

In contrast to worrisome data from the eurozone, U.S. economic data remained moderately positive. Reported real gross domestic product (GDP) growth came in at an annualized rate of 3.0% in the fourth quarter of 2011 compared with the prior quarter. Real GDP growth decelerated to a 1.9% annualized rate in the first quarter of 2012 but remained solidly in positive territory. In addition, the major banks appeared to have taken steps toward repairing their balance sheets; in March, the Federal Reserve (Fed) announced that 15 of the 19 major banks had passed a “stress test” in which the Fed attempted to gauge whether the banks could survive a severe recession that included a 50% drop in the stock market and a 21% percent decline in housing prices.

Letter to Shareholders (Unaudited)	Wells Fargo Advantage VT Small Cap Growth Fund	3

The main piece of negative economic data was the unemployment rate, which remained at relatively high levels, beginning the period at 8.3% and ending it at 8.2%. Toward the end of the period, data indicated that the U.S. economy was adding fewer jobs than expected, leading to concerns that the country’s economic growth was slowing.

Major stock indexes posted positive returns.

Even though investor worries about the sovereign debt crisis within the eurozone caused considerable stock market volatility, the combination of central bank support and relatively strong U.S. economic numbers pushed major stock market indexes into the black, both for developed markets and for major emerging markets. Within the U.S., large-cap stocks modestly outperformed small-cap stocks, and growth stocks edged past value stocks.

We use time-tested investment strategies, even as many variables are at work in the market.

The full effect of the credit crisis remains unknown. Elevated unemployment and debt defaults continue to pressure consumers and businesses alike. In our experience, strict adherence to time-tested investment strategies has its rewards. As a whole, Wells Fargo Advantage Funds represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, we believe it helps in managing risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our Web site at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

4	Wells Fargo Advantage VT Small Cap Growth Fund	Performance Highlights (Unaudited)

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Joseph M. Eberhardy, CFA, CFP

Thomas C. Ognar, CFA

Bruce C. Olson, CFA

FUND INCEPTION

May 1, 1995

TEN LARGEST EQUITY HOLDINGS[1] (AS OF JUNE 30, 2012)
Akorn Incorporated	4.03%
Endologix Incorporated	2.68%
Align Technology Incorporated	2.53%
Life Time Fitness Incorporated	2.38%
Wright Express Corporation	2.20%
Volcano Corporation	2.17%
Financial Engines Incorporated	2.15%
Chart Industries Incorporated	2.00%
Titan Machinery Incorporated	1.99%
NxStage Medical Incorporated	1.98%

SECTOR DISTRIBUTION[2] (AS OF JUNE 30, 2012)

1.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

2.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

Performance Highlights (Unaudited)	Wells Fargo Advantage VT Small Cap Growth Fund	5

AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF JUNE 30, 2012)

						Expense Ratios[4]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	Gross	Net[5]
Class 1	07/16/2010	8.04	(1.65)	2.87	8.49	0.96%	0.96%
Class 2	05/01/1995	7.94	(1.89)	2.77	8.44	1.21%	1.21%
Russell 2000® Growth Index[6]		8.81	(2.71)	1.99	7.39

*	Returns for periods of less than one year are not annualized.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-866-765-0778. Performance figures of the Fund do not reflect fees charged pursuant to the terms of variable life insurance policies and variable annuity contracts.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. Consult the Fund’s prospectus for additional information on these and other risks.

Please refer to the prospectus provided by your participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees and other charges that may be assessed by the participating insurance companies.

3.	Historical performance shown for Class 1 shares prior to their inception reflects the performance of Class 2 shares, and includes the higher expenses applicable to Class 2 shares. If these expenses had not been included, returns would be higher.

4.	Reflects the expense ratios as stated in the most recent prospectuses.

5.	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.95% for Class 1 and 1.20% for Class 2. Without this cap, the Fund’s returns would have been lower.

6.	Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

6	Wells Fargo Advantage VT Small Cap Growth Fund	Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2012 to June 30, 2012.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any separate account charges assessed by participating insurance companies. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges assessed by participating insurance companies were included, your costs would have been higher.

	Beginning Account Value 01-01-2012	Ending Account Value 06-30-2012	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class 1
Actual	$1,000.00	$1,080.42	$4.91	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.14	$4.77	0.95%
Class 2
Actual	$1,000.00	$1,079.43	$6.20	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	$6.02	1.20%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of Investments—June 30, 2012 (Unaudited)	Wells Fargo Advantage VT Small Cap Growth Fund	7

Security Name	Shares	Value

Common Stocks: 97.91%

Consumer Discretionary: 17.73%

Hotels, Restaurants & Leisure: 6.24%
BJ’s Restaurants Incorporated «†	112,180	$4,262,840
Bravo Brio Restaurant Group Incorporated †	66,066	1,177,957
Ignite Restaurant Group Incorporated †	5,251	95,096
Life Time Fitness Incorporated «†	118,400	5,506,784
Scientific Games Corporation Class A †	152,600	1,304,730
Shuffle Master Incorporated †	149,242	2,059,540

		14,406,947

Household Durables: 0.35%
SodaStream International Limited «†	19,900	815,303

Internet & Catalog Retail: 3.12%
CafePress Incorporated †	38,363	570,841
HomeAway Incorporated «†	120,654	2,623,018
Shutterfly Incorporated †	130,953	4,018,948

		7,212,807

Media: 1.35%
IMAX Corporation «†	130,100	3,126,303

Specialty Retail: 5.00%
Asbury Automotive Group Incorporated †	66,700	1,580,123
DSW Incorporated Class A «	52,200	2,839,680
Hibbett Sports Incorporated «†	38,700	2,233,377
Mattress Firm Holding Corporation «†	24,848	753,143
Ulta Salon Cosmetics & Fragrance Incorporated	7,000	653,660
Vitamin Shoppe Incorporated «†	63,700	3,499,041

		11,559,024

Textiles, Apparel & Luxury Goods: 1.67%
Crocs Incorporated «†	40,700	657,305
Vera Bradley Incorporated «†	85,493	1,802,192
Warnaco Group Incorporated †	33,000	1,405,140

		3,864,637

Consumer Staples: 2.55%

Food & Staples Retailing: 2.55%
The Fresh Market Incorporated †	77,900	4,177,777
United Natural Foods Incorporated «†	31,400	1,722,604

		5,900,381

Energy: 4.92%

Energy Equipment & Services: 0.49%
Forum Energy Technologies Incorporated «†	57,246	1,127,174

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage VT Small Cap Growth Fund	Portfolio of Investments—June 30, 2012 (Unaudited)

Security Name	Shares	Value

Oil, Gas & Consumable Fuels: 4.43%
Approach Resources Incorporated «†	116,400	$2,972,856
Carrizo Oil & Gas Incorporated «†	67,756	1,592,944
Kodiak Oil & Gas Corporation †	199,200	1,635,432
Laredo Petroleum Holdings Incorporated «†	92,759	1,929,387
Oasis Petroleum Incorporated «†	87,300	2,110,914

		10,241,533

Financials: 2.25%

Capital Markets: 2.15%
Financial Engines Incorporated «†	231,800	4,972,110

Insurance: 0.10%
eHealth Incorporated †	14,500	234,145

Health Care: 21.59%

Biotechnology: 0.72%
Cepheid Incorporated «†	18,400	823,400
Exact Sciences Corporation «†	78,820	844,950

		1,668,350

Health Care Equipment & Supplies: 11.44%
Abiomed Incorporated «†	50,600	1,154,692
Align Technology Incorporated «†	174,900	5,852,154
DexCom Incorporated †	118,800	1,539,648
Endologix Incorporated «†	400,999	6,191,425
Masimo Corporation «†	94,640	2,118,043
NxStage Medical Incorporated «†	273,020	4,575,815
Volcano Corporation †	175,100	5,016,615

		26,448,392

Health Care Providers & Services: 2.27%
Catalyst Health Solutions Incorporated †	21,137	1,975,041
HMS Holdings Corporation «†	56,050	1,867,026
MWI Veterinary Supply Incorporated «†	13,700	1,407,949

		5,250,016

Health Care Technology: 0.97%
SXC Health Solutions Corporation †	22,540	2,236,193

Pharmaceuticals: 6.19%
Akorn Incorporated «†	590,815	9,317,153
Impax Laboratories Incorporated «†	129,800	2,631,046
Jazz Pharmaceuticals plc «†	52,300	2,354,023

		14,302,222

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—June 30, 2012 (Unaudited)	Wells Fargo Advantage VT Small Cap Growth Fund	9

Security Name	Shares	Value

Industrials: 14.96%

Commercial Services & Supplies: 2.72%
InnerWorkings Incorporated †	226,389	$3,063,043
On Assignment Incorporated †	201,881	3,222,021

		6,285,064

Electrical Equipment: 0.32%
Polypore International Incorporated «†	18,400	743,176

Machinery: 5.03%
Chart Industries Incorporated «†	67,192	4,620,122
Colfax Corporation «†	70,600	1,946,442
Rexnord Corporation «†	63,969	1,281,939
Robbins & Myers Incorporated	21,200	886,584
The Middleby Corporation «†	28,999	2,888,590

		11,623,677

Professional Services: 1.83%
Advisory Board Company «†	46,400	2,300,976
Mistras Group Incorporated †	73,468	1,930,739

		4,231,715

Road & Rail: 1.86%
Genesee & Wyoming Incorporated «†	81,400	4,301,176

Trading Companies & Distributors: 3.20%
DXP Enterprises Incorporated «†	66,897	2,775,557
Titan Machinery Incorporated «†	151,573	4,603,272

		7,378,829

Information Technology: 33.91%

Communications Equipment: 2.22%
Aruba Networks Incorporated «†	111,100	1,672,055
Ixia «†	103,211	1,240,596
Procera Networks Incorporated †	91,735	2,230,078

		5,142,729

Electronic Equipment, Instruments & Components: 1.71%
FARO Technologies Incorporated †	22,600	951,008
OSI Systems Incorporated †	47,500	3,008,650

		3,959,658

Internet Software & Services: 8.87%
Brightcove Incorporated «†	118,179	1,802,230
Envestnet Incorporated	235,500	2,826,000
Liquidity Services Incorporated «†	56,300	2,881,997
LivePerson Incorporated †	125,000	2,382,500
LogMeIn Incorporated «†	124,700	3,805,844
Mercadolibre Incorporated «	38,500	2,918,300

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage VT Small Cap Growth Fund	Portfolio of Investments—June 30, 2012 (Unaudited)

Security Name	Shares	Value

Internet Software & Services (continued)
SciQuest Incorporated †	216,554	$3,889,310

		20,506,181

IT Services: 4.62%
Gartner Incorporated †	35,794	1,540,932
MarketAxess Holdings Incorporated	61,978	1,651,094
ServiceSource International Incorporated «†	173,300	2,400,205
Wright Express Corporation †	82,294	5,079,186

		10,671,417

Semiconductors & Semiconductor Equipment: 2.57%
Cavium Incorporated «†	56,100	1,570,800
Entegris Incorporated †	245,800	2,099,132
EZchip Semiconductor Limited «†	56,500	2,262,260

		5,932,192

Software: 13.92%
Allot Communications Limited †	89,794	2,501,661
Broadsoft Incorporated «†	123,176	3,567,177
ClickSoftware Technologies Limited	119,200	964,328
Fortinet Incorporated †	140,200	3,255,444
Glu Mobile Incorporated «†	252,800	1,403,040
Guidewire Software Incorporated «†	27,100	762,052
Imperva Incorporated †	54,136	1,560,200
Kenexa Corporation «†	55,961	1,624,548
PROS Holdings Incorporated †	104,427	1,756,462
Solarwinds Incorporated †	101,600	4,425,696
Synchronoss Technologies Incorporated †	143,358	2,647,822
Tangoe Incorporated †	159,360	3,395,962
Ultimate Software Group Incorporated «†	48,300	4,304,496

		32,168,888

Total Common Stocks (Cost $205,055,861)		226,310,239

Investment Companies: 0.50%
iShares Russell 2000 Growth Index Fund ETF «	12,730	1,164,409

Total Investment Companies (Cost $1,095,223)		1,164,409

	Principal
Other: 0.10%
Gryphon Funding Limited Pass-Through Entity (i)(a)(v)	$832,001	224,640

Total Other (Cost $102,990)		224,640

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—June 30, 2012 (Unaudited)	Wells Fargo Advantage VT Small Cap Growth Fund	11

Security Name	Yield	Shares	Value

Short-Term Investments: 44.38%

Investment Companies: 44.38%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.15%	4,230,017	$4,230,017
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)	0.19	98,341,906	98,341,906

Total Short-Term Investments (Cost $102,571,923)			102,571,923

Total Investments in Securities
(Cost $308,825,997) *	142.89%	330,271,211
Other Assets and Liabilities, Net	(42.89)	(99,140,688)

Total Net Assets	100.00%	$231,130,523

«	All or a portion of this security is on loan.

†	Non-income earning security

(i)	Illiquid security

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $310,430,565 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$34,620,664
Gross unrealized depreciation	(14,780,018)

Net unrealized appreciation	$19,840,646

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage VT Small Cap Growth Fund	Statement of Assets and Liabilities—June 30, 2012 (Unaudited)

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$227,699,288
In affiliated securities, at value (see cost below)	102,571,923

Total investments, at value (see cost below)	330,271,211
Receivable for investments sold	524,410
Receivable for Fund shares sold	11,472
Receivable for dividends	7,047
Receivable for securities lending income	24,743
Prepaid expenses and other assets	2,454

Total assets	330,841,337

Liabilities
Payable for investments purchased	748,279
Payable for Fund shares redeemed	213,720
Payable upon receipt of securities loaned	98,444,896
Advisory fee payable	159,691
Distribution fees payable	47,154
Due to other related parties	27,573
Accrued expenses and other liabilities	69,501

Total liabilities	99,710,814

Total net assets	$231,130,523

NET ASSETS CONSIST OF
Paid-in capital	$191,599,626
Accumulated net investment loss	(1,084,957)
Accumulated net realized gains on investments	19,170,640
Net unrealized gains on investments	21,445,214

Total net assets	$231,130,523

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets – Class 1	$28,623,977
Shares outstanding – Class 1	3,436,915
Net asset value per share – Class 1	$8.33
Net assets – Class 2	$202,506,546
Shares outstanding – Class 2	24,424,640
Net asset value per share – Class 2	$8.29

Investments in unaffiliated securities, at cost	$206,254,074

Investments in affiliated securities, at cost	$102,571,923

Total investments, at cost	$308,825,997

Securities on loan, at value	$95,886,993

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of Operations—Six Months Ended June 30, 2012 (Unaudited)	Wells Fargo Advantage VT Small Cap Growth Fund	13

Investment income
Securities lending income, net	$200,742
Dividends*	110,747
Income from affiliated securities	2,204

Total investment income	313,693

Expenses
Advisory fee	899,832
Administration fees
Fund level	59,989
Class 1	12,104
Class 2	83,878
Distribution fees
Class 2	262,118
Custody and accounting fees	24,071
Professional fees	22,415
Shareholder report expenses	23,041
Trustees’ fees and expenses	4,250
Other fees and expenses	5,679

Total expenses	1,397,377
Less: Fee waivers and/or expense reimbursements	(366)

Net expenses	1,397,011

Net investment loss	(1,083,318)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	11,612,720
Net change in unrealized gains (losses) on investments	8,058,125

Net realized and unrealized gains (losses) on investments	19,670,845

Net increase in net assets resulting from operations	$18,587,527

* Net of foreign dividend withholding taxes of	$3,955

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage VT Small Cap Growth Fund	Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011

Operations
Net investment loss		$(1,083,318)		$(2,498,473)
Net realized gains on investments		11,612,720		19,985,502
Net change in unrealized gains (losses) on investments		8,058,125		(30,858,077)

Net increase (decrease) in net assets resulting from operations		18,587,527		(13,371,048)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class 1	113,363	962,419	392,602	3,135,719
Class 2	1,268,974	10,759,857	8,793,012	69,683,930

		11,722,276		72,819,649

Payment for shares redeemed
Class 1	(484,975)	(4,074,918)	(1,848,297)	(14,311,440)
Class 2	(3,316,374)	(27,803,340)	(13,028,327)	(102,117,549)

		(31,878,258)		(116,428,989)

Net decrease in net assets resulting from capital share transactions		(20,155,982)		(43,609,340)

Total decrease in net assets		(1,568,455)		(56,980,388)

Net assets
Beginning of period		232,698,978		289,679,366

End of period		$231,130,523		$232,698,978

Accumulated net investment loss		$(1,084,957)		$(1,639)

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage VT Small Cap Growth Fund	15

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class 1		2011	2010[1]
Net asset value, beginning of period	$7.71	$8.06	$6.26
Net investment loss	(0.02)	(0.06)	(0.02)
Net realized and unrealized gains (losses) on investments	0.64	(0.29)	1.82

Total from investment operations	0.62	(0.35)	1.80
Net asset value, end of period	$8.33	$7.71	$8.06
Total return[2]	8.04%	(4.34)%	26.93%
Ratios to average net assets (annualized)
Gross expenses	0.95%	0.94%	0.95%
Net expenses	0.95%	0.94%	0.95%
Net investment loss	(0.68)%	(0.73)%	(0.58)%
Supplemental data
Portfolio turnover rate	36%	118%	71%
Net assets, end of period (000’s omitted)	$28,624	$29,351	$42,434

1.	For the period from July 16, 2010 (commencement of class operations) to December 31, 2010.

2.	Returns for periods less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage VT Small Cap Growth Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class 2[1]		2011	2010	2009	2008	2007
Net asset value, beginning of period	$7.68	$8.05	$6.35	$4.16	$9.69	$9.96
Net investment loss	(0.04)	(0.09)	(0.06)	(0.03)	(0.05)	(0.07)
Net realized and unrealized gains (losses) on investments	0.65	(0.28)	1.76	2.22	(3.31)	1.52

Total from investment operations	0.61	(0.37)	1.70	2.19	(3.36)	1.45
Distributions to shareholders from
Net realized gains	0.00	0.00	0.00	0.00	(2.17)	(1.72)
Net asset value, end of period	$8.29	$7.68	$8.05	$6.35	$4.16	$9.69
Total return[2]	7.94%	(4.60)%	26.77%	52.64%	(41.42)%	13.81%
Ratios to average net assets (annualized)
Gross expenses	1.20%	1.20%	1.22%	1.26%	1.26%	1.22%
Net expenses	1.20%	1.19%	1.20%	1.20%	1.20%	1.20%
Net investment loss	(0.93)%	(0.98)%	(0.82)%	(0.69)%	(0.73)%	(0.73)%
Supplemental data
Portfolio turnover rate	36%	118%	71%	75%	76%	121%
Net assets, end of period (000’s omitted)	$202,507	$203,348	$247,246	$185,345	$109,996	$221,394

1.	After the close of business on July 16, 2010, existing shares of the Fund were renamed Class 2 shares.

2.	Returns for periods less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage VT Small Cap Growth Fund	17

1. ORGANIZATION

Wells Fargo Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage VT Small Cap Growth Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Valuation Procedures.

Investments in open-end mutual funds and non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy

18	Wells Fargo Advantage VT Small Cap Growth Fund	Notes to Financial Statements (Unaudited)

by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However, any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than be considered all short-term as under previous law. In addition, the Fund may elect to defer any portion of a post-October capital loss or qualified late-year ordinary loss to the first day of the following taxable year. A post-October capital loss is the greatest of the net capital loss, net short-term capital loss or net long-term capital loss for the portion of the taxable year after October 31. A qualified late-year ordinary loss is the net loss comprised of (a) net gain or loss from the sale or other disposition of certain capital assets for the portion of the taxable year after October 31, and (b) other ordinary income or loss for the portion of the taxable year after December 31.

As of December 31, 2011, the Fund had net capital loss carryforwards, which are available to offset future net realized capital gains, in the amount of $1,304,250 expiring in 2016.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage VT Small Cap Growth Fund	19

income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$226,310,239	$0	$0	$226,310,239
Investment companies	1,164,409	0	0	1,164,409
Other	0	0	224,640	224,640
Short-term investments
Investment companies	4,230,017	98,341,906	0	102,571,923
	$231,704,665	$98,341,906	$224,640	$330,271,211

Further details on the major security types listed above can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended June 30, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory Fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.75% and declining to 0.60% as the average daily net assets of the Fund increase. For the six months ended June 30, 2012, the advisory fee was equivalent to an annual rate of 0.75% of the Fund’s average daily net assets.

Funds Management has retained the services of a sub-adviser to provide daily portfolio management to the Fund. The fee for sub-advisory services is borne by Funds Management. Wells Capital Management, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase.

20	Wells Fargo Advantage VT Small Cap Growth Fund	Notes to Financial Statements (Unaudited)

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee of 0.08% of the average daily net assets of each class.

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.95% for Class 1 shares and 1.20% for Class 2 shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class 2 shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class 2 shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.25% of its average daily net assets.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short-term securities, for the six months ended June 30, 2012 were $86,196,127 and $93,569,119, respectively.

6. BANK BORROWINGS

The Trust and Wells Fargo Funds Trust (excluding the money market funds) are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended June 30, 2012, the Fund paid $281 in commitment fees.

For the six months ended June 30, 2012, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage VT Small Cap Growth Fund	21

9. SUBSEQUENT DISTRIBUTIONS

On July 12, 2012, the Fund declared distributions from long-term capital gains to shareholders of record on July 11, 2012. The per share amounts payable on July 13, 2012 were as follows:

Long-term Capital Gains
Class 1	$0.39273
Class 2	0.39273

These distributions are not reflected in the accompanying financial statements.

22	Wells Fargo Advantage VT Small Cap Growth Fund	Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargoadvantagefunds.com, or visiting the SEC Web site at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at wellsfargoadvantagefunds.com or by visiting the SEC Web site at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other Information (Unaudited)	Wells Fargo Advantage VT Small Cap Growth Fund	23

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 138 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service*	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

24	Wells Fargo Advantage VT Small Cap Growth Fund	Other Information (Unaudited)

Name and Year of Birth	Position Held and Length of Service*	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Nancy Wiser (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at wellsfargoadvantagefunds.com.

Other Information (Unaudited)	Wells Fargo Advantage VT Small Cap Growth Fund	25

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in person meeting held on March 29-30, 2012 (the “Meeting”), the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage VT Small Cap Growth Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“Wells Capital Management”) for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

In providing information to the Board, Funds Management and Wells Capital Management were guided by a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf at the start of the Board’s annual contract renewal process earlier in 2012. In approving the Advisory Agreements, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee likely attributed different weights to various factors.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Fund by Funds Management and its affiliates.

The Board’s decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of information provided to it. In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and Wells Capital Management about various topics, including Funds Management’s oversight of service providers. The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Board in concluding that the nature, extent and quality of the investment advisory services provided to the Fund by Funds Management and Wells Capital Management supported the re-approval of the Advisory Agreements. Although the Board considered the continuation of the Advisory Agreements for the Fund as part of the larger process of considering the continuation of the advisory agreements for all of the funds in the complex, its decision to continue the Advisory Agreements for the Fund was ultimately made on a fund-by-fund basis.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2011. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the “Universe”) that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund, and in comparison to the Fund’s

26	Wells Fargo Advantage VT Small Cap Growth Fund	Other Information (Unaudited)

benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe. The Board noted that the performance of the Fund was higher than the median performance of the Universe for all periods under review, except for the one-year period. The Board also noted that the performance of the Fund was higher than or in range of its benchmark, the Lipper VUF Small Cap Growth Funds Index, for the periods under review, except for the one-year period.

The Board received and considered information regarding the Fund’s contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an “Expense Group”) that was determined by Lipper to be similar to the Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in the Fund’s Expense Group. The Board noted that the net operating expense ratio of the Fund was in range of the Fund’s Expense Group’s median net operating expense ratio.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements for the Fund.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”), both on a stand-alone basis and on a combined basis with the Fund’s administration fee rate. The Board took into account the separate administrative and other services covered by the administration fee rate. The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to Wells Capital Management for investment sub-advisory services (the “Sub-Advisory Agreement Rate”). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rate and considered the Advisory Agreement Rate after taking the waivers/caps into account (the “Net Advisory Rate”).

The Board received and considered information comparing the Advisory Agreement Rate and Net Advisory Rate, combined with the administration fee rates, with those of other funds in the Fund’s Expense Group median. The Board noted that the Advisory Agreement Rate and Net Advisory Rate for the Fund were in range of the median rates for the Fund’s Expense Group.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and Wells Capital Management to other types of clients. In this regard, the Board received information about differences between the services, and the compliance, reporting, and other legal burdens and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.

The Board determined that the Advisory Agreement Rate for the Fund, both with and without the administration fee rate and before and after waivers, was reasonable in light of the Fund’s Expense Group information, the net expense ratio commitments, the services covered by the Advisory Agreements and other information provided. The Board also reviewed and considered the Sub-Advisory Agreement Rate and concluded that the Sub-Advisory Agreement Rate was reasonable in light of the services covered by the Sub-Advisory Agreement and other information provided.

Profitability

The Board received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Fund. It considered that the information provided to it was necessarily estimated, and that the profitability information provided to it, especially on a fund-by-fund basis, did not necessarily provide a precise tool for evaluating the appropriateness of the Fund’s Advisory Agreement Rate in isolation. It noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on, among other things, the size and type of fund. The Board concluded that the profitability reported by Funds Management was not unreasonable.

Other Information (Unaudited)	Wells Fargo Advantage VT Small Cap Growth Fund	27

The Board did not consider separate profitability information with respect to Wells Capital Management, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee and/or administration fee structure, which operate generally to reduce the expenses of the Fund (as a percentage of Fund assets) as the Fund grows in size. It considered that, as a fund shrinks in size, breakpoints conversely result in increasing fee levels. The Board noted that it would have on-going opportunities to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward sharing economies of scale, if any, with the Fund. However, the Board acknowledged the inherent limitations of any analysis of economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board’s understanding that economies of scale are realized, if at all, across a variety of products and services, not just with respect to a single fund.

Other benefits to Funds Management and Wells Capital Management

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Fund and benefits potentially derived from an increase in Funds Management’s and Wells Capital Management’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

Other factors and broader review

The Board also considered the markets for distribution of the Fund’s shares, including the channels through which the Fund’s shares are offered and sold. The Board noted that the Fund is part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15 of the 1940 Act and also reviews and assesses information about the quality of the services that the Fund receives throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

28	Wells Fargo Advantage VT Small Cap Growth Fund	List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FGLMC	— Federal Government Loan Mortgage Company
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Agreement
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPA	— Standby Purchase Agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate Trading of Registered Interest and Principal Securities
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

This page is intentionally left blank.

This page is intentionally left blank.

FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at wellsfargoadvantagefunds.com . Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

210668 08-12 SVT7/SAR144 06-12

Wells Fargo Advantage VT Small Cap Value Fund

Semi-Annual Report

June 30, 2012

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of June 30, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $207 billion in assets under management, as of June 30, 2012.

Equity Funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Equity Value Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
Capital Growth Fund	Growth Fund	Small Cap Opportunities Fund
Common Stock Fund	Index Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Equity Fund	Small Company Growth Fund
Discovery Fund†	International Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified International Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified Small Cap Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Emerging Markets Local Bond Fund	Municipal Bond Fund	Total Return Bond Fund
Government Securities Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Income Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
High Yield Bond Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Income Plus Fund
Asset Allocation Funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of semi-annual report.

2	Wells Fargo Advantage VT Small Cap Value Fund	Letter to Shareholders (Unaudited)

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

The period was marked by continued concerns about the possible global economic effects of the ongoing European sovereign debt crisis that began in Greece and later spread to the larger economies of Italy and Spain.

In contrast to worrisome data from the eurozone, U.S. economic data remained moderately positive.

Dear Valued Shareholder:

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage VT Small Cap Value Fund for the six-month period that ended June 30, 2012. The period was marked by continued concerns about the possible global economic effects of the ongoing European sovereign debt crisis that began in Greece and later spread to the larger economies of Italy and Spain. Widespread support from central banks helped push developed market indexes to gains despite considerable intra-period volatility.

Macroeconomic optimism faded as global growth slowed and worries rose.

Prior to and throughout the reporting period, concerns about the eurozone sovereign debt situation returned to center stage and dominated stock markets around the globe. Investors became increasingly concerned that Greece would default on its debt, a scenario that only seemed more likely as eurozone leaders began to openly discuss a “voluntary” haircut on Greek debt for private investors. Because many eurozone banks owned Greek debt and many U.S. banks had financial ties to eurozone banks, investors worried about the effects of such an event on the financial systems and on the global economy.

The Greek credit crisis was seemingly addressed in March 2012 when the Greek government came to an agreement with its creditors, allowing the country to write down the principal on most of its bonds in exchange for increased financial austerity. The Greek agreement, combined with unprecedented support for eurozone banks by the European Central Bank, seemed to calm investor concerns, at least temporarily.

By the end of the reporting period, however, the agreement seemed on the verge of unraveling. Legislative elections in May left no single party with enough seats to form a government, and none of the parties was able to form a ruling coalition. A pro-bailout party won the subsequent June elections, but the Greek economy remained so weak that investors questioned whether the country would be able to meet its economic targets from the March agreement. Even more worrisome, in May 2012, Spain nationalized Bankia, putting more than $19 billion into the bank after it suffered heavy losses from property loans. The move refocused investor attention on Spain’s weak economy and depressed property sector, and Spanish bonds sold off. Moreover, news reports indicated that Greeks and Spaniards were pulling money from their country’s banks in favor of German and Swiss banks. By mid-June, analysts were openly discussing the possibility of a crisis within the European banking system.

The U.S. economy reported relatively solid news.

In contrast to worrisome data from the eurozone, U.S. economic data remained moderately positive. Reported real gross domestic product (GDP) growth came in at an annualized rate of 3.0% in the fourth quarter of 2011 compared with the prior quarter. Real GDP growth decelerated to a 1.9% annualized rate in the first quarter of 2012 but remained solidly in positive territory. In addition, the major banks appeared to have taken steps toward repairing their balance sheets; in March, the Federal Reserve (Fed) announced that 15 of the 19 major banks had passed a “stress test” in which the Fed attempted to gauge whether the banks could survive a severe recession that included a 50% drop in the stock market and a 21% percent decline in housing prices.

Letter to Shareholders (Unaudited)	Wells Fargo Advantage VT Small Cap Value Fund	3
The main piece of negative economic data was the unemployment rate, which remained at relatively high levels, beginning the period at 8.3% and ending it at 8.2%. Toward the end of the period, data indicated that the U.S. economy was adding fewer jobs than expected, leading to concerns that the country’s economic growth was slowing.

Major stock indexes posted positive returns.

Even though investor worries about the sovereign debt crisis within the eurozone caused considerable stock market volatility, the combination of central bank support and relatively strong U.S. economic numbers pushed major stock market indexes into the black, both for developed markets and for major emerging markets. Within the U.S., large-cap stocks modestly outperformed small-cap stocks, and growth stocks edged past value stocks.

We use time-tested investment strategies, even as many variables are at work in the market.

The full effect of the credit crisis remains unknown. Elevated unemployment and debt defaults continue to pressure consumers and businesses alike. In our experience, strict adherence to time-tested investment strategies has its rewards. As a whole, Wells Fargo Advantage Funds represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, we believe it helps in managing risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our Web site at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

4	Wells Fargo Advantage VT Small Cap Value Fund	Performance Highlights (Unaudited)

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Erik Asthelmer

I. Charles Rinaldi

Michael Schneider, CFA

FUND INCEPTION

October 10, 1997

TEN LARGEST EQUITY HOLDINGS[1] (AS OF JUNE 30, 2012)
InterOil Corporation	9.23%
Randgold Resources Limited ADR	7.08%
Range Resources Corporation	2.83%
Chimera Investment Corporation	2.72%
United Continental Holdings Incorporated	2.61%
McMoRan Exploration Company	2.45%
Chicago Bridge & Iron Company NV	2.35%
Orasure Technologies Incorporated	2.02%
GEO Group Incorporated	1.81%
Argo Group International Holdings Limited	1.75%

SECTOR DISTRIBUTION[2] (AS OF JUNE 30, 2012)

1.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

2.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

Performance Highlights (Unaudited)	Wells Fargo Advantage VT Small Cap Value Fund	5

AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF JUNE 30, 2012)

						Expense Ratios[4]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	Gross	Net[5]
Class 1	07/16/2010	6.24	(1.36)	(0.94)	6.12	1.15%	0.90%
Class 2	10/10/1997	6.13	(1.47)	(1.02)	6.07	1.40%	1.15%
Russell 2000® Value Index[6]		8.23	(1.44)	(1.05)	6.50

*	Returns for periods of less than one year are not annualized.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-866-765-0778. Performance figures of the Fund do not reflect fees charged pursuant to the terms of variable life insurance policies and variable annuity contracts.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please refer to the prospectus provided by your participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees and other charges that may be assessed by the participating insurance companies.

3.	Historical performance shown for Class 1 shares prior to their inception reflects the performance of Class 2 shares, and includes the higher expenses applicable to Class 2 shares. If these expenses had not been included, returns would be higher.

4.	Reflects the expense ratios as stated in the most recent prospectuses.

5.	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.89% for Class 1 and 1.14% for Class 2. Without this cap, the Fund’s returns would have been lower.

6.	The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

6	Wells Fargo Advantage VT Small Cap Value Fund	Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2012 to June 30, 2012.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any separate account charges assessed by participating insurance companies. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges assessed by participating insurance companies were included, your costs would have been higher.

	Beginning Account Value 01-01-2012	Ending Account Value 06-30-2012	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class 1
Actual	$1,000.00	$1,062.42	$4.56	0.89%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.44	$4.47	0.89%
Class 2
Actual	$1,000.00	$1,061.30	$5.84	1.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.19	$5.72	1.14%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of Investments—June 30, 2012 (Unaudited)	Wells Fargo Advantage VT Small Cap Value Fund	7

Security Name	Shares	Value

Common Stocks: 94.90%

Consumer Discretionary: 5.29%

Automobiles: 0.07%
Winnebago Industries Incorporated †	4,100	$41,779

Diversified Consumer Services: 0.50%
Cambium Learning Group Incorporated †	22,100	20,995
Corinthian Colleges Incorporated †	88,700	256,343

		277,338

Hotels, Restaurants & Leisure: 1.86%
Denny’s Corporation †	52,200	231,768
Scientific Games Corporation Class A †	38,800	331,740
The Wendy’s Company	99,700	470,584

		1,034,092

Household Durables: 0.97%
Cavco Industries Incorporated †	7,900	405,112
KB Home Incorporated	6,200	60,760
Skyline Corporation	14,300	72,644

		538,516

Internet & Catalog Retail: 0.10%
dELiA*s Incorporated †	35,450	54,948

Media: 0.49%
Discovery Communications Incorporated †	5,500	275,495

Multiline Retail: 0.22%
Saks Incorporated †	11,400	121,410

Specialty Retail: 1.08%
Collective Brands Incorporated †	11,141	238,640
GameStop Corporation Class A	10,800	198,288
rue21 Incorporated †	5,000	126,200
Talbots Incorporated †	13,900	35,028

		598,156

Consumer Staples: 0.72%

Personal Products: 0.72%
Prestige Brands Holdings Incorporated †	25,400	401,574

Energy: 24.05%

Energy Equipment & Services: 7.05%
Ensco International plc ADR	3,300	155,001
Helix Energy Solutions Group Incorporated †	19,400	318,354
Helmerich & Payne Incorporated	10,200	443,496
ION Geophysical Corporation †	106,100	699,199
Key Energy Services Incorporated †	35,200	267,520

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage VT Small Cap Value Fund	Portfolio of Investments—June 30, 2012 (Unaudited)

Security Name	Shares	Value

Energy Equipment & Services (continued)
Newpark Resources Incorporated †	117,800	$695,020
Oceaneering International Incorporated #	9,000	430,740
Parker Drilling Company †	37,700	170,027
PHI Incorporated (non-voting) †	12,300	342,063
PHI Incorporated (voting) †	2,400	63,840
Vantage Drilling Company †	59,700	89,550
Willbros Group Incorporated †	37,300	240,958

		3,915,768

Oil, Gas & Consumable Fuels: 17.00%
Forest Oil Corporation †	17,700	129,741
InterOil Corporation †#	73,600	5,129,920
Lone Pine Resources Incorporated †	9,000	24,750
McMoRan Exploration Company †#	107,300	1,359,491
Newfield Exploration Company †	4,300	126,033
PetroQuest Energy Incorporated †	5,500	27,500
Pioneer Natural Resources Company	1,100	97,031
Plains Exploration & Product Company †	2,600	91,468
Range Resources Corporation #	25,400	1,571,498
Trilogy Energy Corporation	38,400	887,111

		9,444,543

Financials: 17.08%

Commercial Banks: 3.10%
Ameris Bancorp †	6,000	75,600
Associated Banc-Corporation	7,000	92,330
Bancorp Incorporated †	21,100	199,395
BBCN Bancorp Incorporated †	13,488	146,884
CenterState Banks Incorporated	18,300	130,845
City National Corporation	4,900	238,042
First Horizon National Corporation	18,900	163,485
IBERIABANK Corporation	5,400	272,430
NBH Holdings Corporation †144A(a)	12,400	226,300
Park Sterling Corporation †	14,900	70,179
Sandy Spring Bancorp Incorporated	3,780	68,040
Western Liberty Bancorp †	13,700	39,730

		1,723,260

Insurance: 3.08%
Argo Group International Holdings Limited	33,200	971,764
Hilltop Holdings Incorporated †	28,300	291,773
Mercury General Corporation	6,600	275,022
OneBeacon Insurance Group Limited	13,200	171,864

		1,710,423

REITs: 10.44%
Anworth Mortgage Asset Corporation	36,700	258,735
Capstead Mortgage Corporation	49,400	687,154

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—June 30, 2012 (Unaudited)	Wells Fargo Advantage VT Small Cap Value Fund	9

Security Name	Shares	Value

REITs (continued)
Chimera Investment Corporation	640,600	$1,511,816
Crexus Investment Corporation	65,800	669,186
Hatteras Financial Corporation	13,600	388,960
Invesco Mortgage Capital Incorporated	42,700	783,118
MFA Mortgage Investments Incorporated	75,700	597,273
Redwood Trust Incorporated	32,200	401,856
Sun Communities Incorporated	11,300	499,912

		5,798,010

Thrifts & Mortgage Finance: 0.46%
First Niagara Financial Group Incorporated	24,800	189,720
Northwest Bancshares Incorporated	5,700	66,747

		256,467

Health Care: 7.56%

Health Care Equipment & Supplies: 3.84%
Hill-Rom Holdings Incorporated	3,900	120,315
Hologic Incorporated †	11,300	203,852
Invacare Corporation	5,000	77,150
Orasure Technologies Incorporated †	99,800	1,121,752
Symmetry Medical Incorporated †	19,900	170,742
Thoratec Corporation †	7,400	248,492
Varian Medical Systems Incorporated †	3,100	188,387

		2,130,690

Health Care Providers & Services: 1.76%
Amedisys Incorporated †	20,700	257,715
Community Health Systems Incorporated †	5,300	148,559
Cross Country Healthcare Incorporated †	34,937	152,675
Gentiva Health Services Incorporated †	39,900	276,507
Healthways Incorporated †	17,800	142,044

		977,500

Health Care Technology: 0.64%
Allscripts Healthcare Solutions Incorporated †	19,100	208,763
Medidata Solutions Incorporated †	4,500	147,015

		355,778

Life Sciences Tools & Services: 1.32%
Accelrys Incorporated †	29,700	240,273
Nordion Incorporated	23,100	216,216
Parexel International Corporation †	9,900	279,477

		735,966

Industrials: 14.67%

Airlines: 5.41%
Alaska Air Group Incorporated †#	15,600	560,040
Delta Air Lines Incorporated †	80,400	880,380

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage VT Small Cap Value Fund	Portfolio of Investments—June 30, 2012 (Unaudited)

Security Name	Shares	Value

Airlines (continued)
Lan Airlines SA ADR	4,400	$114,840
United Continental Holdings Incorporated †	59,700	1,452,501

		3,007,761

Building Products: 0.43%
Webco Industries Incorporated †(a)(i)	1,850	236,338

Commercial Services & Supplies: 4.60%
ABM Industries Incorporated #	30,600	598,536
ACCO Brands Corporation †	52,500	542,850
GEO Group Incorporated †	44,200	1,004,224
Healthcare Services Group	15,500	300,390
Kforce Incorporated †	8,200	110,372

		2,556,372

Construction & Engineering: 2.78%
Chicago Bridge & Iron Company NV #	34,400	1,305,824
Primoris Services Corporation	20,100	241,200

		1,547,024

Electrical Equipment: 0.74%
GrafTech International Limited †	32,200	310,730
Polypore International Incorporated †#	2,500	100,975

		411,705

Professional Services: 0.34%
Hill International Incorporated †	42,900	137,280
Verisk Analytics Incorporated Class A †	1,000	49,260

		186,540

Road & Rail: 0.16%
Covenant Transport Incorporated Class A †	23,700	88,164

Trading Companies & Distributors: 0.21%
Applied Industrial Technologies Incorporated #	3,200	117,920

Information Technology: 7.86%

Communications Equipment: 0.98%
Brocade Communications Systems Incorporated †	59,700	294,321
Harmonic Incorporated †	49,500	210,870
MRV Communications Incorporated	56,200	36,867

		542,058

Computers & Peripherals: 2.30%
Cray Incorporated †	55,840	674,547
Intermec Incorporated †	57,500	356,500
Quantum Corporation †	122,900	249,487

		1,280,534

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—June 30, 2012 (Unaudited)	Wells Fargo Advantage VT Small Cap Value Fund	11

Security Name	Shares	Value

Electronic Equipment, Instruments & Components: 3.94%
Checkpoint Systems Incorporated †	18,200	$158,522
Cognex Corporation	11,200	354,480
Coherent Incorporated †	14,300	619,190
OSI Systems Incorporated †	11,860	751,213
Power One Incorporated †	67,500	305,100

		2,188,505

Internet Software & Services: 0.41%
Monster Worldwide Incorporated †	27,000	229,500

Office Electronics: 0.23%
Zebra Technologies Corporation †	3,700	127,132

Materials: 16.59%

Chemicals: 0.48%
Calgon Carbon Corporation †	18,600	264,492

Containers & Packaging: 0.92%
Intertape Polymer Group Incorporated †	67,000	512,550

Metals & Mining: 14.76%
Agnico-Eagle Mines Limited	23,100	934,626
Carpenter Technology Corporation #	13,900	664,976
Eldorado Gold Corporation	23,400	288,288
Great Basin Gold Limited †	113,800	72,832
Harry Winston Diamond Corporation †	8,300	94,288
Petaquilla Minerals Limited †	23,600	9,322
Randgold Resources Limited ADR #	43,700	3,933,437
Royal Gold Incorporated #	11,400	893,760
Sandstorm Gold Limited †	42,048	342,794
Silver Standard Resources Incorporated †	28,900	324,836
Steel Dynamics Incorporated	37,600	441,800
United States Steel Corporation #	9,700	199,820

		8,200,779

Paper & Forest Products: 0.43%
Wausau Paper Corporation	24,700	240,331

Telecommunication Services: 1.08%

Diversified Telecommunication Services: 1.08%
Cincinnati Bell Incorporated †	162,000	602,640

Total Common Stocks (Cost $48,910,596)		52,732,058

Investment Companies: 1.11%
KBW Regional Banking ETF	3,600	98,568
Market Vectors Gold Miners ETF	11,525	515,974

Total Investment Companies (Cost $655,778)		614,542

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage VT Small Cap Value Fund	Portfolio of Investments—June 30, 2012 (Unaudited)

Security Name	Yield	Shares	Value

Short-Term Investments: 3.71%

Investment Companies: 3.71%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.15%	2,060,677	$2,060,677

Total Short-Term Investments (Cost $2,060,677)			2,060,677

Total Investments in Securities
(Cost $51,627,051) *	99.72%	55,407,277
Other Assets and Liabilities, Net	0.28	155,217

Total Net Assets	100.00%	$55,562,494

†	Non-income earning security

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(i)	Illiquid security

*	Cost for federal income tax purposes is $51,938,570 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$9,323,445
Gross unrealized depreciation	(5,854,738)

Net unrealized appreciation	$3,468,707

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities—June 30, 2012 (Unaudited)	Wells Fargo Advantage VT Small Cap Value Fund	13

Assets
Investments
In unaffiliated securities, at value (see cost below)	$53,346,600
In affiliated securities, at value (see cost below)	2,060,677

Total investments, at value (see cost below)	55,407,277
Receivable for investments sold	214,872
Receivable for Fund shares sold	6,860
Receivable for dividends	144,901
Prepaid expenses and other assets	915

Total assets	55,774,825

Liabilities
Payable for investments purchased	87,789
Payable for Fund shares redeemed	28,234
Written options, at value	24,002
Advisory fee payable	25,534
Distribution fees payable	3,370
Due to other related parties	6,049
Shareholder report expenses payable	12,569
Professional fees payable	19,301
Accrued expenses and other liabilities	5,483

Total liabilities	212,331

Total net assets	$55,562,494

NET ASSETS CONSIST OF
Paid-in capital	$66,461,039
Undistributed net investment income	763,329
Accumulated net realized losses on investments	(15,439,711)
Net unrealized gains on investments	3,777,837

Total net assets	$55,562,494

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class 1	$40,667,128
Shares outstanding – Class 1	4,594,276
Net asset value per share – Class 1	$8.85
Net assets – Class 2	$14,895,366
Shares outstanding – Class 2	1,687,281
Net asset value per share – Class 2	$8.83

Investments in unaffiliated securities, at cost	$49,566,374

Investments in affiliated securities, at cost	$2,060,677

Total investments, at cost	$51,627,051

Premiums received on written options	$21,597

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage VT Small Cap Value Fund	Statement of Operations—Six Months Ended June 30, 2012 (Unaudited)

Investment income
Dividends*	$490,850
Income from affiliated securities	1,132

Total investment income	491,982

Expenses
Advisory fee	217,275
Administration fees
Fund level	14,485
Class 1	16,902
Class 2	6,274
Distribution fees
Class 2	19,605
Custody and accounting fees	6,576
Professional fees	19,649
Shareholder report expenses	16,533
Trustees’ fees and expenses	6,608
Other fees and expenses	1,849

Total expenses	325,756
Less: Fee waivers and/or expense reimbursements	(48,319)

Net expenses	277,437

Net investment income	214,545

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	2,325,190
Written options	7,976

Net realized gains on investments	2,333,166

Net change in unrealized gains (losses) on:
Unaffiliated securities	1,028,111
Written options	(2,405)

Net change in unrealized gains (losses) on investments	1,025,706

Net realized and unrealized gains (losses) on investments	3,358,872

Net increase in net assets resulting from operations	$3,573,417

* Net of foreign dividend withholding taxes of	$5,545

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage VT Small Cap Value Fund	15

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011

Operations
Net investment income		$214,545		$674,545
Net realized gains on investments		2,333,166		4,495,887
Net change in unrealized gains (losses) on investments		1,025,706		(10,006,816)

Net increase (decrease) in net assets resulting from operations		3,573,417		(4,836,384)

Distributions to shareholders from
Net investment income
Class 1		0		(440,656)
Class 2		0		(112,333)

Total distributions to shareholders		0		(552,989)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class 1	75,352	655,831	177,977	1,478,858
Class 2	204,835	1,777,441	100,076	880,176

		2,433,272		2,359,034

Reinvestment of distributions
Class 1	0	0	49,071	440,656
Class 2	0	0	12,509	112,333

		0		552,989

Payment for shares redeemed
Class 1	(660,529)	(5,819,333)	(1,488,987)	(13,002,318)
Class 2	(282,255)	(2,461,007)	(518,177)	(4,544,639)

		(8,280,340)		(17,546,957)

Net decrease in net assets resulting from capital share transactions		(5,847,068)		(14,634,934)

Total decrease in net assets		(2,273,651)		(20,024,307)

Net assets
Beginning of period		57,836,145		77,860,452

End of period		$55,562,494		$57,836,145

Undistributed net investment income		$763,329		$548,784

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage VT Small Cap Value Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class 1		2011	2010[1]
Net asset value, beginning of period	$8.33	$9.04	$7.36
Net investment income	0.05	0.11	0.05 [2]
Net realized and unrealized gains (losses) on investments	0.47	(0.74)	1.63

Total from investment operations	0.52	(0.63)	1.68
Distributions to shareholders from
Net investment income	0.00	(0.08)	0.00
Net asset value, end of period	$8.85	$8.33	$9.04
Total return[3]	6.24%	(7.06)%	22.83%
Ratios to average net assets (annualized)
Gross expenses	1.06%	1.14%	0.96%
Net expenses	0.89%	0.89%	0.89%
Net investment income	0.81%	1.07%	1.43%
Supplemental data
Portfolio turnover rate	7%	16%	61%
Net assets, end of period (000’s omitted)	$40,667	$43,155	$58,255

1.	For the period from July 16, 2010 (commencement of class operations) to December 31, 2010.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage VT Small Cap Value Fund	17

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class 2[1]		2011	2010	2009	2008	2007
Net asset value, beginning of period	$8.32	$9.03	$7.83	$4.95	$11.08	$13.22
Net investment income (loss)	0.03	0.09	0.12	0.08	0.09 [2]	(0.04)
Net realized and unrealized gains (losses) on investments	0.48	(0.74)	1.20	2.87	(4.21)	0.21

Total from investment operations	0.51	(0.65)	1.32	2.95	(4.12)	0.17
Distributions to shareholders from
Net investment income	0.00	(0.06)	(0.12)	(0.07)	0.00	0.00
Net realized gains	0.00	0.00	0.00	0.00	(2.01)	(2.31)

Total distributions to shareholders	0.00	(0.06)	(0.12)	(0.07)	(2.01)	(2.31)
Net asset value, end of period	$8.83	$8.32	$9.03	$7.83	$4.95	$11.08
Total return[3]	6.13%	(7.26)%	17.25%	60.18%	(44.55)%	(0.32)%
Ratios to average net assets (annualized)
Gross expenses	1.31%	1.39%	1.52%	2.56%	1.69%	1.51%
Net expenses	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%
Net investment income (loss)	0.56%	0.82%	1.06%	1.39%	1.18%	(0.31)%
Supplemental data
Portfolio turnover rate	7%	16%	61%	45%	39%	60%
Net assets, end of period (000’s omitted)	$14,895	$14,681	$19,606	$12,018	$7,928	$17,527

1.	After the close of business on July 16, 2010, existing shares of the Fund were renamed Class 2 shares.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage VT Small Cap Value Fund	Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage VT Small Cap Value Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. As a result of the fair value pricing procedures, these securities which are normally categorized as Level 1 in the fair value hierarchy will represent a transfer from a Level 1 to a Level 2 security and will be categorized as Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. On June 30, 2012, fair value pricing was not used in pricing foreign securities.

Investments in open-end mutual funds and non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage VT Small Cap Value Fund	19

used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Options

The Fund may be subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may write covered call options or secured put options on individual securities. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains from investments on the expiration date. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may also purchase call or put options. The premium is included in the Statement of Assets and Liabilities as an investment, the value of which is subsequently adjusted based on the current market value of the option. Premiums paid for purchased options that expire are recognized as realized losses from investments on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized. Options traded over the counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

20	Wells Fargo Advantage VT Small Cap Value Fund	Notes to Financial Statements (Unaudited)

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However, any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than be considered all short-term as under previous law. In addition, the Fund may elect to defer any portion of a post-October capital loss or qualified late-year ordinary loss to the first day of the following taxable year. A post-October capital loss is the greatest of the net capital loss, net short-term capital loss or net long-term capital loss for the portion of the taxable year after October 31. A qualified late-year ordinary loss is the net loss comprised of (a) net gain or loss from the sale or other disposition of certain capital assets for the portion of the taxable year after October 31, and (b) other ordinary income or loss for the portion of the taxable year after December 31.

As of December 31, 2011, the Fund had net capital loss carryforwards, which were available to offset future net realized capital gains, in the amount of $17,402,202 with $4,116,200 expiring in 2016 and $13,286,002 expiring in 2017.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage VT Small Cap Value Fund	21

As of June 30, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$52,269,420	$236,338	$226,300	$52,732,058
Investment companies	614,542	0	0	614,542
Short-term investments
Investment companies	2,060,677	0	0	2,060,677
	$54,944,639	$236,338	$226,300	$55,407,277

Further details on the major security types listed above can be found in the Portfolio of Investments.

As of June 30, 2012, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written options	$0	$(24,002)	$0	$(24,002)

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended June 30, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.75% and declining to 0.60% as the average daily net assets of the Fund increase. For the six months ended June 30, 2012, the advisory fee was equivalent to an annual rate of 0.75% of the Fund’s average daily net assets.

Funds Management has retained the services of a sub-adviser to provide daily portfolio management to the Fund. The fee for sub-advisory services is borne by Funds Management. Wells Capital Management, Incorporated an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee of 0.08% of the average daily net assets of each class.

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.89% for Class 1 and 1.14% for Class 2.

Distribution fees

The Trust has adopted a Distribution Plan for Class 2 shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class 2 shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.25% of its average daily net assets.

22	Wells Fargo Advantage VT Small Cap Value Fund	Notes to Financial Statements (Unaudited)

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short-term securities, for the six months ended June 30, 2012 were $4,056,471 and $10,510,563, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended June 30, 2012, the Fund entered into written options for economic hedging purposes.

During the six months ended June 30, 2012, the Fund had written call option activities as follows:

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2011	0	$0
Options written	286	55,499
Options expired	(27)	(3,402)
Options terminated in closing purchase transactions	(130)	(29,648)
Options exercised	(3)	(852)
Options outstanding at June 30, 2012	126	$21,597

The Fund had outstanding written options with total premiums received that averaged $7,862 during the six months ended June 30, 2012.

Open call options written at June 30, 2012 were as follow for the Fund:

Expiration Date	Issuer Name	Number of Contracts	Strike Price	Value
July 2012	ABM Industries Incorporated	2	$20.00	$(10)
July 2012	Alaska Air Group Incorporated	6	37.50	(210)
July 2012	Applied Industrial Technology	1	35.00	(115)
July 2012	Carpenter Technology	6	50.00	(300)
July 2012	Carpenter Technology	9	45.00	(2,610)
July 2012	Chicago Bridge & Iron Company NV	6	37.00	(1,110)
July 2012	InterOil Corporartion	1	70.00	(305)
July 2012	McMoran Exploration Company	20	12.00	(2,640)
July 2012	Oceaneering International Incorporated	4	55.00	(20)
July 2012	Oceaneering International Incorporated	2	45.00	(340)
July 2012	Polypore International Incorporated	6	35.00	(3,240)
July 2012	Polypore International Incorporated	12	37.50	(3,960)
July 2012	Polypore International Incorporated	6	40.00	(990)
July 2012	Range Resources Corporation	2	60.00	(680)
July 2012	Royal Gold Incorporated	2	77.50	(540)
July 2012	Royal Gold Incorporated	3	75.00	(1,260)
July 2012	Royal Gold Incorporated	2	80.00	(280)
July 2012	United States Steel Corporation	4	20.00	(500)
August 2012	Carpenter Technology	1	45.00	(410)
August 2012	McMoran Exploration Company	20	13.00	(2,280)
August 2012	Randgold Resources Limited ADR	1	100.00	(170)
September 2012	Carpenter Technology	2	50.00	(420)
September 2012	InterOil Corporartion	2	105.00	(340)

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage VT Small Cap Value Fund	23

Expiration Date	Issuer Name	Number of Contracts	Strike Price	Value
September 2012	InterOil Corporartion	1	$95.00	$(249)
September 2012	InterOil Corporartion	1	90.00	(350)
September 2012	InterOil Corporartion	1	100.00	(200)
September 2012	InterOil Corporartion	2	110.00	(228)
October 2012	Oceaneering International Incorporated	1	50.00	(245)

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected on the appropriate financial statements.

7. BANK BORROWINGS

The Trust and Wells Fargo Funds Trust (excluding the money market funds) are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended June 30, 2012, the Fund paid $70 in commitment fees.

For the six months ended June 30, 2012, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

10. SUBSEQUENT DISTRIBUTIONS

On June 30, 2012, the Fund declared distributions from net investment income to shareholders of record on July 11, 2012. The per share amounts payable on July 13, 2012 were as follows:

Net Investment Income
Class 1	$0.10468
Class 2	0.07759

These distributions are not reflected in the accompanying financial statements.

24	Wells Fargo Advantage VT Small Cap Value Fund	Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargoadvantagefunds.com, or visiting the SEC Web site at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at wellsfargoadvantagefunds.com or by visiting the SEC Web site at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other Information (Unaudited)	Wells Fargo Advantage VT Small Cap Value Fund	25

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 138 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service*	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

26	Wells Fargo Advantage VT Small Cap Value Fund	Other Information (Unaudited)

Name and Year of Birth	Position Held and Length of Service*	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Nancy Wiser (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at wellsfargoadvantagefunds.com.

Other Information (Unaudited)	Wells Fargo Advantage VT Small Cap Value Fund	27

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in person meeting held on March 29-30, 2012 (the “Meeting”), the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage VT Small Cap Value Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“Wells Capital Management”) for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

In providing information to the Board, Funds Management and Wells Capital Management were guided by a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf at the start of the Board’s annual contract renewal process earlier in 2012. In approving the Advisory Agreements, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee likely attributed different weights to various factors.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Fund by Funds Management and its affiliates.

The Board’s decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of information provided to it. In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and Wells Capital Management about various topics, including Funds Management’s oversight of service providers. The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Board in concluding that the nature, extent and quality of the investment advisory services provided to the Fund by Funds Management and Wells Capital Management supported the re-approval of the Advisory Agreements. Although the Board considered the continuation of the Advisory Agreements for the Fund as part of the larger process of considering the continuation of the advisory agreements for all of the funds in the complex, its decision to continue the Advisory Agreements for the Fund was ultimately made on a fund-by-fund basis.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2011. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the “Universe”) that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund, and in comparison to the Fund’s

28	Wells Fargo Advantage VT Small Cap Value Fund	Other Information (Unaudited)

benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe. The Board noted that the performance of the Fund was higher than or in range of the median performance of the Universe for the periods under review, except for the one-year and five-year periods. The Board also noted that the performance of the Fund was higher than or in range of its benchmark, the Lipper VUF Small Cap Core Funds Index, for the periods under review, except for the one-year and five-year periods. As part of its review, the Board received an analysis of, and discussed factors contributing to, the performance of the Fund. The Board was satisfied that Funds Management was appropriately monitoring the Fund’s investment performance.

The Board received and considered information regarding the Fund’s contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an “Expense Group”) that was determined by Lipper to be similar to the Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in the Fund’s Expense Group. The Board noted that the net operating expense ratio of the Fund was in range of the Fund’s Expense Group’s median net operating expense ratio.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements for the Fund.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”), both on a stand-alone basis and on a combined basis with the Fund’s administration fee rate. The Board took into account the separate administrative and other services covered by the administration fee rate. The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to Wells Capital Management for investment sub-advisory services (the “Sub-Advisory Agreement Rate”). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rate and considered the Advisory Agreement Rate after taking the waivers/caps into account (the “Net Advisory Rate”).

The Board received and considered information comparing the Advisory Agreement Rate and Net Advisory Rate, combined with the administration fee rates, with those of other funds in the Fund’s Expense Group median. The Board noted that the Advisory Agreement Rate for the Fund was in range of the median rate for the Fund’s Expense Group, except for Class 1. The Board also noted that the Net Advisory Rate for the Fund was in range of or equal to the median rate for the Fund’s Expense Group.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and Wells Capital Management to other types of clients. In this regard, the Board received information about differences between the services, and the compliance, reporting, and other legal burdens and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.

The Board determined that the Advisory Agreement Rate for the Fund, both with and without the administration fee rate and before and after waivers, was reasonable in light of the Fund’s Expense Group information, the net expense ratio commitments, the services covered by the Advisory Agreements and other information provided. The Board also reviewed and considered the Sub-Advisory Agreement Rate and concluded that the Sub-Advisory Agreement Rate was reasonable in light of the services covered by the Sub-Advisory Agreement and other information provided.

Profitability

The Board received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Fund. It considered that the information provided to it was necessarily estimated, and that the profitability information provided to it, especially on a fund-by-fund basis, did not necessarily provide a precise tool for evaluating the appropriateness of the Fund’s Advisory Agreement Rate in

Other Information (Unaudited)	Wells Fargo Advantage VT Small Cap Value Fund	29

isolation. It noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on, among other things, the size and type of fund. The Board concluded that the profitability reported by Funds Management was not unreasonable.

The Board did not consider separate profitability information with respect to Wells Capital Management, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee and/or administration fee structure, which operate generally to reduce the expenses of the Fund (as a percentage of Fund assets) as the Fund grows in size. It considered that, as a fund shrinks in size, breakpoints conversely result in increasing fee levels. The Board noted that it would have on-going opportunities to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward sharing economies of scale, if any, with the Fund. However, the Board acknowledged the inherent limitations of any analysis of economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board’s understanding that economies of scale are realized, if at all, across a variety of products and services, not just with respect to a single fund.

Other benefits to Funds Management and Wells Capital Management

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Fund and benefits potentially derived from an increase in Funds Management’s and Wells Capital Management’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

Other factors and broader review

The Board also considered the markets for distribution of the Fund’s shares, including the channels through which the Fund’s shares are offered and sold. The Board noted that the Fund is part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15 of the 1940 Act and also reviews and assesses information about the quality of the services that the Fund receives throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

30	Wells Fargo Advantage VT Small Cap Value Fund	List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FGLMC	— Federal Government Loan Mortgage Company
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Agreement
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPA	— Standby Purchase Agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate Trading of Registered Interest and Principal Securities
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at wellsfargoadvantagefunds.com . Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

210669 08-12 SVT8/SAR145 06-12

Wells Fargo Advantage VT Total Return Bond Fund

Semi-Annual Report

June 30, 2012

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of June 30, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $207 billion in assets under management, as of June 30, 2012.

Equity Funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Equity Value Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
Capital Growth Fund	Growth Fund	Small Cap Opportunities Fund
Common Stock Fund	Index Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Equity Fund	Small Company Growth Fund
Discovery Fund†	International Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified International Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified Small Cap Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Emerging Markets Local Bond Fund	Municipal Bond Fund	Total Return Bond Fund
Government Securities Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Income Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
High Yield Bond Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Income Plus Fund
Asset Allocation Funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of semi-annual report.

2	Wells Fargo Advantage VT Total Return Bond Fund	Letter to Shareholders (Unaudited)

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

Fixed-income performance was best among corporate bonds and commercial mortgage-backed securities (CMBS) mostly due to the first half of the period that benefited from strengthening economic fundamentals in the United States.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage VT Total Return Bond Fund, which covers the six-month period that ended June 30, 2012. During the period, fixed-income performance was best among corporate bonds and commercial mortgage-backed securities (CMBS) mostly due to the first half of the period that benefited from strengthening economic fundamentals in the United States. These trends abruptly shifted in April and May as deteriorating credit conditions in Europe caused investors to turn to U.S. Treasuries, driving Treasury yields to some of their lowest levels on record in early June. Despite this strong rally in Treasuries, middle-quality corporate bonds continued to perform well, resulting in strong performance from the A-rated and BBB-rated1 credit tiers of the Barclays U.S. Aggregate Bond Index2 (Aggregate Index) during the six-month period, and resulting in strong performance from the corporate bond subsector.

Improving economic trends in the U.S. were once again undermined by the European sovereign debt crisis.

The first two months of 2012 continued the trends that started in December 2011; investor confidence strengthened as the U.S. economy demonstrated signs of sustainable growth and U.S. credit markets began to show some resistance to the credit problems of Europe. During these months, the lowest-rated credit tiers of the U.S. domestic fixed-income markets generally performed best while inflation expectations once again began to increase. The highest-quality credit tiers generally declined in value as yields began to shift higher on expectations for a strengthening economy and the potential for higher inflation and ultimately higher interest rates down the road. Consequently, U.S. Treasury yields shifted higher and declined in price during February and March. In the first quarter of 2012, the Barclays U.S. Treasury Index3 returned (1.29)%, while lower-rated credit tiers generated positive returns. The Barclays U.S. Corporate Bond Index4 returned 2.08%, and the Barclays U.S. High Yield Bond Index5 returned 5.34%.

During these opening three months, it looked as though the U.S. economy would continue to strengthen throughout much of 2012 and that lower-rated corporate bonds were poised to provide some of the best returns. In fact, conditions looked compelling for bonds in the middle credit tiers, as extraordinarily low interest rates made debt refinancing fluid for bond issuers while at the same time corporate earnings and balance sheet fundamentals continued to strengthen. These conditions did, in fact, translate to the quarterly performance of fixed-income securities in the first quarter as the lower-rated credit tiers outperformed each respectively higher-rated credit tier. In the Aggregate Index, the BBB-rated tier returned 2.52% and the AAA-rated tier returned (0.32)%. Additionally, lower-quality structured product sectors outperformed as higher yield spreads

1.	The ratings indicated are from Standard & Poor’s. Credit-quality ratings apply to underlying holdings of the Fund and not the Fund itself. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest).

2.	The Barclays U.S. Aggregate Bond Index is composed of the Barclays U.S. Government/Credit Index and the Barclays U.S. Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

3.	The Barclays U.S. Treasury Index is an unmanaged index of prices of U.S. Treasury bonds with maturities of one to 30 years. You cannot invest directly in an index.

4.	The Barclays U.S. Corporate Bond Index is an unmanaged market value-weighted index of investment-grade corporate fixed-rate debt issues with maturities of one year or more. You cannot invest directly in an index.

5.	The Barclays U.S. High-Yield Bond Index is an index consisting of all domestic and Yankee bonds, rated below investment grade, with a minimum outstanding amount of $100 million and maturing over one year. You cannot invest directly in an index.

Letter to Shareholders (Unaudited)	Wells Fargo Advantage VT Total Return Bond Fund	3

generated high levels of income and appreciated in price from spread compression. The CMBS subsector of the Aggregate Index returned 3.46% during the first quarter.

But once again, these trends would be undermined by the woes of Europe and would not last. By early May, the viability of the euro was being debated as Greece neared default on its sovereign debt and hinted at the possibility of exiting the euro. Consequently, global investors rallied to the U.S. Treasury market, driving long-term yields to some of their lowest levels on record in May and early June. The highest-rated credit tiers were the best performers while the lower-rated credit tiers were out of favor but generally still provided positive returns across the investment-grade credit tiers. In the second quarter of 2012, U.S. Treasuries was the strongest-performing subsector of the Aggregate Index, returning 2.83%, while CMBS was one of the lowest, returning 0.86%. However, the lower-rated investment-grade credit tiers continued to outperform the higher-rated tiers, mostly benefiting from higher spreads and the deepening rally in the Treasury market. The BBB-rated subsector of the Aggregate Index returned 2.35% in the second quarter, culminating in a 4.93% return for the six-month period, while the AAA-rated subsector returned 1.94% in the second quarter, culminating in a 1.62% return for the six-month period.

Thus, the theme for the period was an abrupt shift from burgeoning economic optimism in the U.S. domestic markets during the first quarter to quickly escalating risk aversion from global credit concerns in Europe during the second quarter. Yet, despite the heightened risk aversion in the second half of the period, U.S. investment-grade core fixed-income markets generally provided positive returns over the six-month period, with the Aggregate Index returning 2.37%, its U.S. Corporate Bond subsector returning 4.65%, and its. U.S. Treasury subsector returning 1.51%.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 110 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

In our opinion, diligent and earnest assessment of the fundamental risks in individual fixed-income securities will be a key differentiating factor between which investment strategies perform well and which do not. At Wells Fargo Advantage Funds, we intend to continue measuring relative-value opportunities in the fixed-income markets and across our lineup of Wells Fargo Advantage Income Funds. We believe it is particularly important to have diligent investment analysts in charge of investor assets in changing markets. As evidenced by the performance of fixed-income assets during the recent six-month period, heightened risks also often accompany such opportunities.

The theme for the period was an abrupt shift from burgeoning economic optimism in the U.S. domestic markets during the first quarter to quickly escalating risk aversion from global credit concerns in Europe during the second quarter.

4	Wells Fargo Advantage VT Total Return Bond Fund	Letter to Shareholders (Unaudited)

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our Web site at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Performance Highlights (Unaudited)	Wells Fargo Advantage VT Total Return Bond Fund	5

INVESTMENT OBJECTIVE

The Fund seeks total return, consisting of income and capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Troy Ludgood

Thomas O’Connor, CFA

FUND INCEPTION

September 20, 1999

TEN LARGEST LONG-TERM HOLDINGS[1] (AS OF JUNE 30, 2012)
U.S. Treasury Note, 3.00%, 09/30/2016	2.40%
U.S. Treasury Note, 0.38%, 04/15/2015	2.40%
U.S. Treasury Note, 0.38%, 06/15/2015	2.22%
U.S. Treasury Note, 2.63%, 08/15/2020	1.80%
U.S. Treasury Note, 3.38%, 07/31/2013	1.68%
U.S. Treasury Note, 2.38%, 02/28/2015	1.65%
U.S. Treasury Note, 0.63%, 06/30/2017	1.54%
FHLMC, 4.00%, 06/01/2042	1.47%
FNMA, 5.00%, 07/01/2041	1.40%
FHLMC, 2.50%, 08/15/2027	1.37%

PORTFOLIO ALLOCATION[2] (AS OF JUNE 30, 2012)

1.	The ten largest long-term holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

2.	Portfolio allocation is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage VT Total Return Bond Fund	Performance Highlights (Unaudited)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF JUNE 30, 2012)

						Expense Ratios[3]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	Gross	Net[4]
Class 2	09/20/1999	3.19	8.23	7.64	6.27	0.92%	0.91%
Barclays U.S. Aggregate Bond Index[5]		2.37	7.47	6.79	5.63

*	Returns for periods of less than one year are not annualized.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-866-765-0778. Performance figures of the Fund do not reflect fees charged pursuant to the terms of variable life insurance policies and variable annuity contracts.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk and mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please refer to the prospectus provided by your participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees and other charges that may be assessed by the participating insurance companies.

3.	Reflects the expense ratios as stated in the most recent prospectus.

4.	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.90% for Class 2. Without this cap, the Fund’s returns would have been lower.

5.	The Barclays U.S. Aggregate Bond Index is composed of the Barclays U.S. Government/Credit Index and the Barclays U.S. Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

Fund Expenses (Unaudited)	Wells Fargo Advantage VT Total Return Bond Fund	7

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2012 to June 30, 2012.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any separate account charges assessed by participating insurance companies. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges assessed by participating insurance companies were included, your costs would have been higher.

	Beginning Account Value 01-01-2012	Ending Account Value 06-30-2012	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class 2
Actual	$1,000.00	$1,031.86	$4.55	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.39	$4.52	0.90%

1.	Expenses paid is equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

8	Wells Fargo Advantage VT Total Return Bond Fund	Portfolio of Investments—June 30, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities: 38.61%
FHLMC %%	2.50%	08/15/2027	$1,200,000	$1,230,938
FHLMC %%	3.00	08/15/2027	400,000	417,438
FHLMC	3.50	01/01/2032	24,645	26,080
FHLMC	3.50	03/01/2032	331,071	350,345
FHLMC	3.50	04/01/2032	93,209	98,636
FHLMC	4.00	01/01/2032	26,646	28,708
FHLMC	4.00	01/01/2032	44,397	47,833
FHLMC	4.00	02/01/2032	106,708	114,967
FHLMC	4.00	02/01/2032	48,598	52,360
FHLMC	4.00	04/01/2032	125,660	135,385
FHLMC	4.00	04/01/2032	49,572	53,409
FHLMC	4.00	06/01/2032	124,000	134,255
FHLMC	4.00	11/15/2037	87,678	91,862
FHLMC	4.00	02/15/2040	223,212	235,604
FHLMC	4.00	04/01/2042	451,000	487,313
FHLMC	4.00	06/01/2042	95,000	102,649
FHLMC	4.00	06/01/2042	305,000	329,558
FHLMC	4.00	06/01/2042	200,000	216,103
FHLMC	4.00	06/01/2042	1,221,000	1,319,311
FHLMC	4.00	06/01/2042	301,000	325,236
FHLMC	4.50	05/01/2042	879,000	968,416
FHLMC	4.50	05/01/2042	337,000	371,281
FHLMC	4.50	06/01/2042	232,000	255,600
FHLMC	4.50	06/01/2042	216,000	237,972
FHLMC	4.50	06/01/2042	234,000	257,803
FHLMC	4.50	06/01/2042	508,000	559,676
FHLMC (a)	4.50	07/15/2042	239,000	261,437
FHLMC (a)	4.50	07/15/2042	232,000	253,779
FHLMC	5.00	08/01/2039	641,806	714,085
FHLMC	5.00	04/01/2041	86,758	96,718
FHLMC	5.00	05/01/2041	77,132	85,987
FHLMC	5.00	07/01/2041	38,468	42,644
FHLMC	5.00	07/01/2041	211,630	234,604
FHLMC	5.00	07/01/2041	311,192	337,680
FHLMC	5.00	08/01/2041	590,603	640,874
FHLMC	5.50	07/01/2038	275,284	306,943
FHLMC	5.50	12/15/2039	567,430	619,591
FHLMC ±	5.61	10/01/2038	30,299	32,789
FHLMC ±	5.65	11/01/2039	394,206	427,048
FHLMC ±	5.83	11/01/2037	1,452	1,578
FHLMC ±	5.95	03/01/2037	6,422	6,958
FHLMC	6.00	03/01/2034	37,591	42,159
FHLMC	6.00	02/01/2035	31,319	35,125
FHLMC	6.00	12/01/2035	506,993	568,608
FHLMC Series 2980 Class QA	6.00	05/15/2035	590,944	663,928
FHLMC Series 3529 Class AG	6.50	04/15/2039	338,885	381,235
FHLMC Series 3622 Class WA	5.50	09/15/2039	197,080	213,792
FHLMC Series K003 Class AAVB	4.77	05/25/2018	166,000	187,137
FHLMC Series K005 Class A2	4.32	11/25/2019	127,000	144,581
FHLMC Series T-48 Class 1A3 Preassign 00764 ±	6.25	07/25/2033	2,924	3,381

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—June 30, 2012 (Unaudited)	Wells Fargo Advantage VT Total Return Bond Fund	9

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FHLMC Series T-57 Class 1A3 Preassign 00073	7.50%	07/25/2043	$32,469	$37,619
FHLMC Series T-59 Class 1A3 Preassign 00329	7.50	10/25/2043	44,704	51,349
FHLMC Series T-60 Class 1A3 Preassign 00462	7.50	03/25/2044	45,363	51,937
FNMA %%	2.50	08/15/2027	1,000,000	1,028,750
FNMA %%	2.50	09/15/2027	1,100,000	1,129,047
FNMA	3.50	01/01/2032	113,281	119,881
FNMA	3.50	04/01/2032	289,868	306,754
FNMA	3.50	04/01/2032	192,895	204,132
FNMA	3.50	04/01/2032	120,294	127,302
FNMA	4.00	01/01/2032	41,385	44,581
FNMA	4.00	01/01/2032	24,671	26,576
FNMA	4.00	02/01/2032	24,726	26,636
FNMA	4.00	02/01/2032	124,305	133,905
FNMA	4.00	04/01/2032	81,213	87,486
FNMA	4.00	06/01/2042	311,000	335,895
FNMA	4.00	07/01/2042	868,000	937,482
FNMA (a)	4.00	07/15/2042	117,000	126,384
FNMA	4.50	06/01/2042	320,000	353,552
FNMA	4.50	06/01/2042	91,000	100,541
FNMA	4.50	07/01/2042	196,000	216,550
FNMA (a)	4.50	07/25/2042	124,000	135,641
FNMA	4.50	08/15/2042	46,000	50,571
FNMA (a)	4.50	08/15/2042	207,000	226,433
FNMA (a)	4.50	08/25/2042	130,000	142,204
FNMA	4.50	09/15/2042	69,000	75,749
FNMA	5.00	04/01/2040	488,760	531,624
FNMA	5.00	02/01/2041	72,092	79,460
FNMA	5.00	03/01/2041	24,553	27,565
FNMA	5.00	05/01/2041	107,992	121,242
FNMA	5.00	05/01/2041	110,233	122,725
FNMA	5.00	06/01/2041	93,571	105,051
FNMA	5.00	06/01/2041	127,320	141,748
FNMA	5.00	06/01/2041	81,493	91,237
FNMA	5.00	06/01/2041	64,115	71,781
FNMA	5.00	07/01/2041	24,493	27,421
FNMA	5.00	07/01/2041	1,122,562	1,256,792
FNMA	5.00	07/01/2041	52,699	57,378
FNMA	5.00	08/01/2041	62,915	70,438
FNMA	5.00	08/01/2041	234,904	263,725
FNMA	5.00	08/01/2041	64,105	71,770
FNMA	5.00	08/01/2041	63,888	71,128
FNMA	5.00	08/01/2041	107,523	120,716
FNMA	5.00	09/01/2041	149,323	167,178
FNMA	5.00	09/01/2041	174,397	194,161
FNMA	5.00	09/01/2041	77,102	86,562
FNMA ±	5.49	01/01/2036	99,272	106,179
FNMA	5.50	09/01/2034	49,696	54,101
FNMA	5.50	04/01/2036	47,032	51,368
FNMA	5.50	01/15/2038	105,000	115,207
FNMA	5.50	07/01/2039	50,503	56,485

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage VT Total Return Bond Fund	Portfolio of Investments—June 30, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FNMA ±	5.84%	09/01/2037	$55,261	$59,993
FNMA ±	5.99	09/01/2037	18,371	20,125
FNMA	6.00	03/01/2034	808,974	911,541
FNMA	6.00	08/01/2034	87,002	99,025
FNMA	6.00	08/01/2034	41,675	46,929
FNMA	6.00	11/01/2034	65,560	73,169
FNMA	6.00	12/01/2034	269,965	307,274
FNMA	6.00	04/01/2035	414,755	466,158
FNMA	6.00	04/01/2035	20,166	22,708
FNMA	6.00	04/01/2035	202,973	226,530
FNMA	6.00	12/01/2035	160,281	180,487
FNMA	6.00	08/01/2036	223,039	248,925
FNMA	6.00	09/01/2036	309,095	348,060
FNMA	6.00	07/01/2037	411,177	462,914
FNMA	6.00	07/01/2037	62,081	69,907
FNMA	6.00	10/01/2038	221,949	244,588
FNMA ±	6.27	09/01/2037	198,484	217,076
FNMA	7.00	02/25/2042	210,169	236,534
FNMA Series 2002-33 Class A2	7.50	06/25/2032	34,166	39,251
FNMA Series 2003-W17 Class 1A7	5.75	08/25/2033	85,000	99,271
FNMA Series 2005-5 Class PA	5.00	01/25/2035	58,073	63,327
FNMA Series 2006-56 Class CA	6.00	07/25/2036	31,337	35,663
FNMA Series 2009-105 Class CB	6.00	12/25/2039	235,066	259,850
FNMA Series 2009-11 Class LC	4.50	03/25/2049	144,759	153,530
FNMA Series 2009-30 Class AD	6.50	04/25/2039	216,845	241,613
FNMA Series 2009-66 Class KE	4.00	09/25/2039	186,962	198,130
FNMA Series 2009-93 Class PD	4.50	09/25/2039	80,361	86,323
FNMA Series 2009-M01 Class A2	4.29	07/25/2019	135,000	151,936
FNMA Series 2009-M02 Class A3	4.00	01/25/2019	244,000	270,415
FNMA Series 2010-054 Class EA	4.50	06/25/2040	288,149	309,424
FNMA Series 2010-M01 Class A2	4.45	09/25/2019	100,000	113,783
FNMA Series 2010-M03 Class A3 ±	4.33	03/25/2020	499,000	564,669
FNMA Series 2011 Class 53	4.50	06/25/2041	191,633	203,065
FNMA Series 2011-53 Class TN	4.00	06/25/2041	987,415	1,044,326
FNMA Series 2011-78 Class D	4.00	08/25/2041	46,880	49,644
GNMA ±	3.50	05/20/2041	66,651	70,950
GNMA ±	3.50	10/20/2041	62,077	66,081
GNMA	4.50	04/20/2039	88,000	100,605
GNMA	6.00	01/15/2040	476,531	535,535
GNMA II ±	3.00	08/20/2041	95,212	100,453
GNMA II ±	3.00	08/20/2041	66,202	69,813
GNMA II ±	3.00	10/20/2041	72,984	77,167
GNMA II ±	3.00	11/20/2041	46,905	49,570
GNMA II ±	3.00	01/20/2042	149,685	158,529
GNMA II ±	3.50	07/20/2041	189,635	201,819
GNMA II ±	3.50	08/20/2041	62,581	66,602
GNMA Series 2002-95 Class DB	6.00	01/25/2033	140,000	158,138

Total Agency Securities (Cost $33,954,508)				34,672,823

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—June 30, 2012 (Unaudited)	Wells Fargo Advantage VT Total Return Bond Fund	11

Security Name	Interest Rate	Maturity Date	Principal	Value

Asset-Backed Securities: 10.44%
Ally Auto Receivables Trust Series 2011-4 Class A2	0.65%	03/17/2014	$66,335	$66,358
Ally Master Owner Trust Series 2012-1 Class A1 ±	1.04	02/15/2017	473,000	475,494
Americredit Automobile Receivable Trust Series 2012-3 Class A3	0.96	01/09/2017	157,000	156,956
Capital One Multi-Asset Execution Trust Series 2005-A10 Class A ±	0.32	09/15/2015	101,000	100,972
Capital One Multi-Asset Execution Trust Series 2005-A6 Class A6 ±	0.52	07/15/2015	358,000	357,827
Capital One Multi-Asset Execution Trust Series 2007-A8 Class A8 ±	0.77	10/15/2015	326,000	326,310
Chase Issuance Trust Series 2008-A13 Class A13 ±	1.97	09/15/2015	139,000	141,551
Citibank Omni Master Trust Series 2009-A14A Class A14 ±144A	2.99	08/15/2018	259,000	271,981
Developers Diversified Realty Corporation Trust Series 2009-DDR1 Class A 144A	3.81	10/14/2022	258,671	271,868
Ford Credit Auto Owner Trust Series 2009-D Class A3	2.17	10/15/2013	23,492	23,540
Ford Credit Floorplan Master Trust Series 2009-2 Class A ±	1.79	09/15/2014	271,000	271,876
Ford Credit Floorplan Master Trust Series 2012-1 Class A ±	0.71	01/15/2016	350,000	351,255
GE Capital Credit Card Master Note Trust Series 2012-4 Class A ±	0.54	06/15/2018	234,000	234,001
Honda Auto Receivables Owner Trust Series 2009-2 Class A4	4.43	07/15/2015	128,878	129,752
MMCA Automobile Trust Series 2011-A Class A4 144A	2.02	10/17/2016	116,000	118,119
Nelnet Student Loan Trust Series 2002-2 Class A4CP ±	0.48	09/25/2024	86,915	85,291
Nelnet Student Loan Trust Series 2005-1 Class A5 ±	0.58	10/25/2033	293,000	271,160
Nelnet Student Loan Trust Series 2005-2 Class A5 ±	0.57	03/23/2037	296,000	272,672
Nelnet Student Loan Trust Series 2006-1 Class A4 ±	0.56	11/23/2022	369,000	367,542
Nelnet Student Loan Trust Series 2006-2 Class A4 ±	0.55	10/26/2026	328,000	325,982
Nelnet Student Loan Trust Series 2007-1 Class A3 ±	0.54	05/27/2025	153,000	142,112
Nelnet Student Loan Trust Series 2007-2A Class A3l ±144A	0.82	03/25/2026	526,000	509,692
Nissan Master Owner Trust Receivables Series 2012-A Class A ±	0.71	05/15/2017	84,000	84,168
Santander Drive Auto Receivable Trust Series 2012-2 Class A3	1.22	12/15/2015	76,000	76,421
Santander Drive Auto Receivable Trust Series 2012-4 Class A3	1.40	08/15/2016	102,000	101,985
SLC Student Loan Trust Series 2010-1 Class A ±	1.34	11/25/2042	194,862	196,538
SLM Student Loan Trust Series 2000-A Class A2 ±	0.66	10/28/2028	110,620	110,289
SLM Student Loan Trust Series 2004-5 Class A4 ±	0.62	01/25/2021	73,069	72,966
SLM Student Loan Trust Series 2004-6 Class A5 ±	0.64	04/27/2020	252,028	251,307
SLM Student Loan Trust Series 2005-1 Class A2 ±	0.55	04/27/2020	81,354	80,703
SLM Student Loan Trust Series 2005-6 Class A5 ±	1.67	07/27/2026	100,000	99,997
SLM Student Loan Trust Series 2007-2 Class A2 ±	0.47	07/25/2017	115,900	115,465
SLM Student Loan Trust Series 2007-4 Class A3 ±	0.53	01/25/2022	237,000	235,684
SLM Student Loan Trust Series 2008-5 Class A4 ±	2.17	07/25/2023	266,000	276,630
SLM Student Loan Trust Series 2008-9 Class A ±	1.97	04/25/2023	145,247	149,963
SLM Student Loan Trust Series 2011-C Class A1 ±144A	1.64	12/15/2023	328,181	329,937
SLM Student Loan Trust Series 2012-2 Class A ±	0.95	01/25/2029	453,953	458,097
SLM Student Loan Trust Series 2012-3 Class A ±	0.90	12/26/2025	328,946	328,939
SLM Student Loan Trust Series 2012-A Class A1 ±144A	1.64	08/15/2025	317,148	319,530
SLM Student Loan Trust Series 2012-B Class A1 ±144A	1.34	12/15/2021	313,403	313,898
SLM Student Loan Trust Series 2012-C Class A1 ±144A	1.34	08/15/2023	272,000	271,998
SMS Student Loan Trust Series 2000-B Class A2 ±	0.67	04/28/2029	108,705	107,775
World Financial Network Credit Card Master Trust Series 2011-A Class A	1.68	08/15/2018	122,000	122,660

Total Asset-Backed Securities (Cost $9,326,760)				9,377,261

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage VT Total Return Bond Fund	Portfolio of Investments—June 30, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Corporate Bonds and Notes: 16.78%

Consumer Discretionary: 1.61%

Automobiles: 0.50%
Daimler Finance North America LLC 144A	1.65%	04/10/2015	$200,000	$200,813
Daimler Finance North America LLC 144A	1.88	09/15/2014	245,000	246,334

				447,147

Diversified Consumer Services: 0.09%
University of Pennsylvania §	4.67	09/01/2112	70,000	80,394

Hotels, Restaurants & Leisure: 0.20%
Wyndham Worldwide Corporation	2.95	03/01/2017	55,000	54,736
Wyndham Worldwide Corporation	4.25	03/01/2022	125,000	125,965

				180,701

Media: 0.71%
CBS Corporation	4.85	07/01/2042	85,000	83,311
Comcast Corporation	4.65	07/15/2042	155,000	155,296
DIRECTV Holdings LLC	2.40	03/15/2017	45,000	45,316
DIRECTV Holdings LLC	3.80	03/15/2022	70,000	70,848
DIRECTV Holdings LLC	5.15	03/15/2042	70,000	70,548
News America Incorporated	6.15	03/01/2037	60,000	68,064
News America Incorporated	6.15	02/15/2041	43,000	50,348
Omnicom Group Incorporated	3.63	05/01/2022	35,000	35,593
Time Warner Cable Incorporated	5.50	09/01/2041	50,000	54,478

				633,802

Specialty Retail: 0.11%
Gap Incorporated	5.95	04/12/2021	100,000	103,722

Consumer Staples: 0.98%

Beverages: 0.32%
PepsiCo Incorporated	2.50	05/10/2016	105,000	110,274
The Coca-Cola Company	1.80	09/01/2016	175,000	179,811

				290,085

Food & Staples Retailing: 0.10%
Wal-Mart Stores Incorporated	5.63	04/15/2041	70,000	91,234

Food Products: 0.56%
Kraft Foods Incorporated 144A	5.00	06/04/2042	80,000	84,791
Kraft Foods Incorporated Class A	5.38	02/10/2020	95,000	112,490
Kraft Foods Incorporated Class A	6.50	02/09/2040	75,000	96,470
Tyson Foods Incorporated	4.50	06/15/2022	200,000	206,000

				499,751

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—June 30, 2012 (Unaudited)	Wells Fargo Advantage VT Total Return Bond Fund	13

Security Name	Interest Rate	Maturity Date	Principal	Value

Energy: 1.54%

Oil, Gas & Consumable Fuels: 1.54%
DCP Midstream Operating Company	4.95%	04/01/2022	$135,000	$138,663
El Paso Pipeline Partners Operating LLC	4.10	11/15/2015	110,000	115,098
El Paso Pipeline Partners Operating LLC	7.50	11/15/2040	45,000	57,091
Energen Corporation	4.63	09/01/2021	115,000	118,766
Energy Transfer Partners LP	5.20	02/01/2022	50,000	53,585
Energy Transfer Partners LP	6.50	02/01/2042	75,000	80,471
Energy Transfer Partners LP	9.00	04/15/2019	20,000	24,993
Kerr-McGee Corporation	6.95	07/01/2024	180,000	222,980
Kinder Morgan Energy Partners LP	3.95	09/01/2022	85,000	86,185
Marathon Petroleum Corporation	6.50	03/01/2041	138,000	157,025
MidAmerican Energy Holdings Company	6.50	09/15/2037	35,000	46,135
Phillips 66 144A	5.88	05/01/2042	60,000	64,674
Western Gas Partners	4.00	07/01/2022	100,000	100,000
Western Gas Partners	5.38	06/01/2021	105,000	116,223

				1,381,889

Financials: 8.27%

Capital Markets: 0.98%
Goldman Sachs Group Incorporated	3.30	05/03/2015	160,000	159,999
Goldman Sachs Group Incorporated	6.00	06/15/2020	120,000	128,190
Lazard Group LLC	6.85	06/15/2017	220,000	241,550
Lazard Group LLC	7.13	05/15/2015	150,000	163,821
Morgan Stanley	5.50	07/28/2021	185,000	182,401

				875,961

Commercial Banks: 0.56%
HSBC USA Incorporated	2.38	02/13/2015	345,000	348,976
Inter-American Development Bank Series EMTN	3.88	10/28/2041	141,000	152,997

				501,973

Consumer Finance: 0.79%
American Express Credit Corporation	1.75	06/12/2015	60,000	60,690
American Express Credit Corporation	2.38	03/24/2017	71,000	72,803
Ford Motor Credit Company LLC	2.75	05/15/2015	230,000	231,898
Ford Motor Credit Company LLC	5.88	08/02/2021	200,000	222,660
John Deere Capital Corporation	0.95	06/29/2015	55,000	55,099
Nisource Finance Corporation	5.25	02/15/2043	65,000	65,997

				709,147

Diversified Financial Services: 3.56%
ABB Finance USA Incorporated	1.63	05/08/2017	70,000	70,371
Bank of America Corporation	3.88	03/22/2017	70,000	71,339
Bank of America Corporation	5.70	01/24/2022	24,000	26,451
Bank of America Corporation	5.88	02/07/2042	50,000	54,841
Bank of America Corporation	6.00	09/01/2017	125,000	134,958
Citigroup Incorporated	1.88	10/22/2012	370,000	371,818
Citigroup Incorporated	2.65	03/02/2015	165,000	165,001

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage VT Total Return Bond Fund	Portfolio of Investments—June 30, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Diversified Financial Services (continued)
Citigroup Incorporated	4.45%	01/10/2017	$158,000	$165,690
Citigroup Incorporated	4.50	01/14/2022	173,000	178,822
Citigroup Incorporated	6.13	05/15/2018	140,000	156,398
General Electric Capital Corporation	1.63	07/02/2015	275,000	274,788
General Electric Capital Corporation	2.30	04/27/2017	140,000	141,011
General Electric Capital Corporation	6.88	01/10/2039	120,000	155,008
JPMorgan Chase & Company	4.50	01/24/2022	90,000	97,025
JPMorgan Chase & Company	4.65	06/01/2014	355,000	373,788
JPMorgan Chase & Company	5.40	01/06/2042	70,000	76,968
Murray Street Investment Trust I	4.65	03/09/2017	395,000	395,927
PPL Capital Funding Incorporated	4.20	06/15/2022	105,000	105,422
Private Export Funding	2.45	07/15/2024	185,000	183,338

				3,198,964

Insurance: 1.42%
American International Group Incorporated	4.88	06/01/2022	95,000	97,282
American International Group Incorporated Series MTN	5.85	01/16/2018	20,000	22,121
Berkshire Hathaway Financial Incorporated	1.60	05/15/2017	140,000	141,041
Berkshire Hathaway Financial Incorporated	3.40	01/31/2022	191,000	200,395
Berkshire Hathaway Financial Incorporated	4.40	05/15/2042	37,000	38,008
Hartford Financial Services Group	6.63	04/15/2042	30,000	30,937
Liberty Mutual Group Incorporated 144A	6.50	05/01/2042	125,000	126,675
Markel Corporation	4.90	07/01/2022	110,000	110,864
MetLife Global Funding I 144A	1.70	06/29/2015	100,000	100,090
MetLife Incorporated	5.70	06/15/2035	50,000	59,345
Prudential Covered Trust Company 144A	3.00	09/30/2015	140,000	142,239
Prudential Financial Incorporated	4.75	09/17/2015	95,000	102,293
Prudential Financial Incorporated	5.63	05/12/2041	30,000	30,677
WR Berkley Corporation	4.63	03/15/2022	56,000	56,630
WR Berkley Corporation	5.38	09/15/2020	15,000	16,167

				1,274,764

REITs: 0.96%
Boston Properties LP	3.70	11/15/2018	55,000	57,502
Boston Properties LP	3.85	02/01/2023	160,000	161,640
DDR Corporation	4.63	07/15/2022	70,000	69,140
HCP Incorporated	3.75	02/01/2019	150,000	149,823
HCP Incorporated	5.65	12/15/2013	150,000	158,437
Health Care REIT Incorporated	6.50	03/15/2041	35,000	37,438
Kilroy Realty LP	4.80	07/15/2018	65,000	68,350
Kilroy Realty LP	5.00	11/03/2015	40,000	42,581
Ventas Realty LP	4.00	04/30/2019	75,000	76,952
WEA Finance LLC 144A	4.63	05/10/2021	40,000	42,304

				864,167

Health Care: 1.47%

Biotechnology: 0.33%
Amgen Incorporated	5.38	05/15/2043	70,000	75,828
Gilead Sciences Incorporated	4.50	04/01/2021	85,000	94,527

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—June 30, 2012 (Unaudited)	Wells Fargo Advantage VT Total Return Bond Fund	15

Security Name	Interest Rate	Maturity Date	Principal	Value

Biotechnology (continued)
Gilead Sciences Incorporated	5.65%	12/01/2041	$110,000	$128,399

				298,754

Health Care Equipment & Supplies: 0.18%
Boston Scientific Corporation	6.40	06/15/2016	140,000	161,290

Health Care Providers & Services: 0.87%
Aristotle Holding Incorporated 144A	2.65	02/15/2017	225,000	229,007
Coventry Health Care Incorporated	5.95	03/15/2017	180,000	204,254
Express Scripts Holding Company 144A	2.10	02/12/2015	200,000	201,981
Wellpoint Incorporated	3.13	05/15/2022	95,000	95,842
Wellpoint Incorporated	4.63	05/15/2042	45,000	46,458

				777,542

Life Sciences Tools & Services: 0.09%
Life Technologies Corporation	5.00	01/15/2021	75,000	83,407

Industrials: 0.53%

Aerospace & Defense: 0.25%
United Technologies Corporation	1.20	06/01/2015	50,000	50,589
United Technologies Corporation	1.80	06/01/2017	95,000	97,063
United Technologies Corporation	4.50	06/01/2042	70,000	77,006

				224,658

Commercial Services & Supplies: 0.28%
ADT Corporation 144A	2.25	07/15/2017	79,000	79,408
ADT Corporation 144A	3.50	07/15/2022	106,000	106,445
ADT Corporation 144A	4.88	07/15/2042	70,000	68,667

				254,520

Information Technology: 0.07%

Computers & Peripherals: 0.07%
Hewlett Packard Company	2.60	09/15/2017	60,000	60,257

Materials: 0.13%

Chemicals: 0.13%
Dow Chemical Company	5.25	11/15/2041	70,000	77,489
Dow Chemical Company	8.55	05/15/2019	29,000	38,593

				116,082

Telecommunication Services: 0.87%

Diversified Telecommunication Services: 0.52%
AT&T Incorporated	0.88	02/13/2015	215,000	214,867
AT&T Incorporated	1.60	02/15/2017	140,000	140,241
AT&T Incorporated	6.40	05/15/2038	50,000	63,011
CenturyLink Incorporated	7.65	03/15/2042	50,000	48,578

				466,697

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage VT Total Return Bond Fund	Portfolio of Investments—June 30, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Wireless Telecommunication Services: 0.35%
American Tower Corporation	4.50%	01/15/2018	$145,000	$153,342
American Tower Corporation	5.05	09/01/2020	43,000	45,196
Verizon Wireless Capital LLC	8.50	11/15/2018	85,000	116,373

				314,911

Utilities: 1.31%

Electric Utilities: 0.95%
Ameren Corporation	8.88	05/15/2014	110,000	122,538
Arizona Public Service Company	4.50	04/01/2042	100,000	103,357
Cleveland Electric Illuminating Company	8.88	11/15/2018	115,000	153,767
Duke Energy Indiana Incorporated	4.20	03/15/2042	95,000	98,314
Progress Energy Incorporated	3.15	04/01/2022	85,000	85,851
Progress Energy Incorporated	4.10	05/15/2042	80,000	83,558
Southern California Edison Company	4.05	03/15/2042	50,000	52,230
Southwestern Electric Power Company	3.55	02/15/2022	150,000	153,063

				852,678

Multi-Utilities: 0.36%
CMS Energy Corporation	2.75	05/15/2014	65,000	65,341
CMS Energy Corporation	5.05	03/15/2022	70,000	72,661
Dominion Resources Incorporated	8.88	01/15/2019	115,000	156,414
San Diego Gas & Electric Company	4.30	04/01/2042	25,000	27,945

				322,361

Total Corporate Bonds and Notes (Cost $14,579,103)				15,066,858

Municipal Obligations: 1.10%

California: 0.36%
California Build America Bonds (Miscellaneous Revenue)	7.60	11/01/2040	80,000	103,278
Los Angeles CA Community College District Build America Bonds (Tax Revenue) §	6.75	08/01/2049	95,000	128,922
Los Angeles CA DW&P Build America Bonds (Utilities Revenue) §	6.57	07/01/2045	60,000	86,294

				318,494

Illinois: 0.20%
Illinois Finance Authority (Tax Revenue)	5.37	03/01/2017	60,000	66,121
Illinois Finance Authority (Tax Revenue)	5.67	03/01/2018	55,000	60,911
Illinois Finance Authority (Tax Revenue)	5.88	03/01/2019	50,000	55,622

				182,654

Nevada: 0.15%
Clark County NV Airport Authority (Airport Revenue) §	6.82	07/01/2045	95,000	131,039

New Jersey: 0.19%
New Jersey State Turnpike Authority (Transportation Revenue) §	7.10	01/01/2041	120,000	169,376

Ohio: 0.04%
Ohio State University Taxable Series A (Education Revenue) §	4.80	06/01/2111	35,000	37,968

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—June 30, 2012 (Unaudited)	Wells Fargo Advantage VT Total Return Bond Fund	17

Security Name	Interest Rate	Maturity Date	Principal	Value

Texas: 0.16%
North Texas Tollway Authority (Transportation Revenue) §	6.72%	01/01/2049	$108,000	$144,683

Total Municipal Obligations (Cost $791,753)				984,214

Non-Agency Mortgage Backed Securities: 6.11%
Bank of America Commercial Mortgage Incorporated Series 2002-PB2 Class B	6.31	06/11/2035	51,870	51,838
Bank of America Commercial Mortgage Incorporated Series 2004-6 Class A3	4.51	12/10/2042	18,915	19,085
Bank of America Commercial Mortgage Incorporated Series 2006-5 Class A4	5.41	09/10/2047	189,000	209,188
Bank of America Commercial Mortgage Incorporated Series 2007-1 Class A2	5.38	01/15/2049	14,296	14,288
Bear Stearns Commercial Mortgage Securities Incorporated Series 2003-T12 Class A3 ±	4.24	08/13/2039	6,009	6,021
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR7 Class A	4.95	02/11/2041	26,322	26,378
CFCRE Commercial Mortgage Trust Series 2011-C2 Class A4	3.83	12/15/2047	86,000	90,493
Citigroup Mortgage Loan Trust Incorporated Series 2007-AHL1 Class A2A ±	0.29	12/25/2036	5,755	5,671
Citigroup/Deutsche Bank Commercial Mortgage Series 2005-CD1 Class AM ±	5.39	07/15/2044	87,000	93,952
Commercial Mortgage Pass-Through Certificate Series 2001-J2 Class B 144A	6.30	07/16/2034	151,000	151,477
Commercial Mortgage Pass-Through Certificate Series 2012 LC4 Class A4	3.29	12/10/2044	169,000	171,128
Commercial Mortgage Pass-Through Certificate Series 2012-CR1 Class A3	3.39	05/15/2045	140,000	142,468
Credit Suisse First Boston Mortgage Securities Corporation Series 2003-C4 Class B ±	5.25	08/15/2036	74,000	75,953
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C1 Class A3	4.81	02/15/2038	44,558	45,680
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C2 Class A4	4.83	04/15/2037	146,000	154,734
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C3 Class A	4.73	07/15/2037	70,000	73,887
Credit Suisse First Boston Mortgage Securities Corporation Series 2006-C4 Class A3	5.47	09/15/2039	117,000	129,557
Credit Suisse Mortgage Capital Certificates Series 2006-C5 Class A3	5.31	12/15/2039	75,000	83,231
GE Capital Commercial Mortgage Corporation Series 2005-C3 Class A7A	4.97	07/10/2045	94,000	103,363
GMAC Commercial Mortgage Securities Incorporated Series 2006-C1 Class AM ±	5.29	11/10/2045	88,000	89,539
Greenwich Capital Commercial Funding Corporation Series 2002-C1 Class A4	4.95	01/11/2035	59,900	60,270
Greenwich Capital Commercial Funding Corporation Series 2005-GG5 Class A5 ±	5.22	04/10/2037	249,000	272,123
Greenwich Capital Commercial Funding Corporation Series 2006-GG7 Class A4 ±	6.07	07/10/2038	62,000	70,677
Greenwich Capital Commercial Funding Corporation Series 2007-GG11 Class A4	5.74	12/10/2049	98,000	108,642
Greenwich Capital Commercial Funding Corporation Series 2007-GG9 Class A4	5.44	03/10/2039	44,000	48,823
Impact Funding LLC Series 2010-1 Class A1 144A	5.31	01/25/2051	272,202	297,474
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2001-CIBC2 Class D ±	6.85	04/15/2035	59,000	60,107
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2002-C2 Class B ±	5.21	12/12/2034	30,000	30,246
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2002-C2 Class A2	5.05	12/12/2034	48,945	49,249
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2003-CB6 Class A1	4.39	07/12/2037	9,042	9,090
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2004-LN2 Class A2	5.12	07/15/2041	186,000	197,422

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage VT Total Return Bond Fund	Portfolio of Investments—June 30, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Non-Agency Mortgage Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-LDP9 Class A2	5.13%	05/15/2047	$34,045	$35,605
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2007-CB18 Class A4	5.44	06/12/2047	49,000	55,313
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2007-LD11 Class A4 ±	6.01	06/15/2049	351,000	385,450
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2007-LD12 Class A4 ±	5.88	02/15/2051	84,000	95,473
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-C1 Class A1 144A	3.85	06/15/2043	327,708	348,239
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-CNTR Class A1 144A	3.30	08/05/2032	86,571	92,018
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2012-CBX Class A4	3.48	06/15/2045	117,000	119,563
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2012-CBX Class A3	3.14	06/15/2045	93,000	95,325
Lehman Brothers UBS Commercial Mortgage Trust Series 2004-C7 Class A5	4.63	10/15/2029	44,742	45,731
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C3 Class A3 ±	6.10	07/15/2044	53,000	56,112
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C7 Class A3 ±	5.87	09/15/2045	207,000	237,367
Merrill Lynch Mortgage Trust Series 2005-CIP1 Class A3A ±	4.95	07/12/2038	76,000	79,427
Morgan Stanley Capital I Series 2007-IQ Class A4	5.81	12/12/2049	49,000	56,699
Morgan Stanley Capital I Series 2012-C4 Class A4	3.24	03/15/2045	141,000	142,594
Morgan Stanley Dean Witter Capital I Series 2001-TOP3 Class A4	6.39	07/15/2033	3,656	3,654
Morgan Stanley Dean Witter Capital I Series 2004-TP13 Class A3	4.39	09/13/2045	21,032	21,263
Morgan Stanley Dean Witter Capital I Series 2007-HE2 Class A2A ±	0.29	01/25/2037	387	386
Morgan Stanley Dean Witter Capital I Series 2007-HQ13 Class A1	5.36	12/15/2044	6,569	6,560
Morgan Stanley Mortgage Loan Trust Series 2007-6XS Class 2A1S ±	0.36	02/25/2047	13,266	10,829
Nomura Asset Securities Corporation Series 1998-D6 Class A2 ±	7.33	03/15/2030	128,000	130,690
Sequoia Mortgage Trust Series 2010-H1 Class A1 ±	3.75	02/25/2040	18,790	19,080
Sequoia Mortgage Trust Series 2011-1 Class A1 ±	4.13	02/25/2041	26,803	27,375
UBS Barclays Commercial Mortgage Trust Series 2012-C2 Class A4	3.53	05/10/2063	93,000	94,854
UBS Commercial Mortgage Trust Series 2005-C3 Class A	4.79	07/15/2040	148,000	157,393
UBS Commercial Mortgage Trust Series 2012-C1 Class A3	3.40	05/10/2045	117,000	119,166
Wachovia Bank Commercial Mortgage Trust Series 2003-C7 Class A1 144A	4.24	10/15/2035	9,695	9,764
Wachovia Bank Commercial Mortgage Trust Series 2003-C8 Class A3	4.45	11/15/2035	93,461	94,183

Total Non-Agency Mortgage Backed Securities (Cost $5,370,437)				5,482,167

U.S. Treasury Securities: 23.99%
U.S. Treasury Bond	3.00	05/15/2042	378,000	396,782
U.S. Treasury Bond	3.13	11/15/2041	1,082,000	1,165,179
U.S. Treasury Bond	3.13	02/15/2042	543,000	584,319
U.S. Treasury Bond	4.38	05/15/2041	72,000	96,311
U.S. Treasury Bond	4.50	02/15/2036	655,000	880,975
U.S. Treasury Note	0.25	05/31/2014	613,000	612,282
U.S. Treasury Note «	0.38	04/15/2015	2,153,000	2,151,822
U.S. Treasury Note	0.38	06/15/2015	1,994,000	1,992,598
U.S. Treasury Note	0.63	05/31/2017	419,000	417,265
U.S. Treasury Note	0.63	06/30/2017	1,380,000	1,382,048
U.S. Treasury Note	0.88	12/31/2016	1,172,000	1,182,988
U.S. Treasury Note	1.50	06/30/2016	339,000	351,289
U.S. Treasury Note	1.75	07/31/2015	610,000	634,257

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—June 30, 2012 (Unaudited)	Wells Fargo Advantage VT Total Return Bond Fund	19

Security Name	Interest Rate	Maturity Date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	1.75%	05/15/2022	$1,119,000	$1,129,140
U.S. Treasury Note	1.88	10/31/2017	655,000	691,383
U.S. Treasury Note	2.00	11/15/2021	911,000	945,234
U.S. Treasury Note	2.00	02/15/2022	169,000	174,823
U.S. Treasury Note	2.38	02/28/2015	1,405,000	1,478,763
U.S. Treasury Note	2.63	08/15/2020	1,467,000	1,615,648
U.S. Treasury Note	3.00	09/30/2016	1,958,000	2,152,729
U.S. Treasury Note	3.38	07/31/2013	1,457,000	1,505,776

Total U.S. Treasury Securities (Cost $21,161,856)				21,541,611

Yankee Corporate Bonds and Notes: 5.68%

Consumer Discretionary: 0.14%

Textiles, Apparel & Luxury Goods: 0.14%
LVMH Moet Hennessy Louis 144A	1.63	06/29/2017	130,000	130,025

Consumer Staples: 0.57%

Beverages: 0.38%
Pernod Ricard SA 144A	5.50	01/15/2042	155,000	158,942
Pernod Ricard SA 144A	5.75	04/07/2021	160,000	180,753

				339,695

Tobacco: 0.19%
BAT International Finance plc 144A	2.13	06/07/2017	170,000	169,855

Energy: 1.67%

Oil, Gas & Consumable Fuels: 1.67%
BP Capital Markets plc	1.85	05/05/2017	185,000	186,926
Canadian Oil Sands Trust Limited 144A	6.00	04/01/2042	150,000	159,349
Husky Energy Incorporated	7.25	12/15/2019	37,000	45,695
Petrobras International Finance Company	2.88	02/06/2015	95,000	96,437
Petrobras International Finance Company	3.50	02/06/2017	235,000	241,315
Petroleos Mexicanos Company	1.95	12/20/2022	162,000	162,087
Petroleos Mexicanos Company 144A	6.50	06/02/2041	20,000	23,350
Talisman Energy Incorporated	7.75	06/01/2019	75,000	92,074
Total Capital International SA	1.55	06/28/2017	280,000	280,790
Transocean Incorporated	6.38	12/15/2021	140,000	160,244
Transocean Incorporated	7.35	12/15/2041	45,000	54,511

				1,502,778

Financials: 2.29%

Commercial Banks: 2.02%
Commonwealth Bank of Australia (New York)	1.95	03/16/2015	280,000	281,842
Experian Finance plc 144A	2.38	06/15/2017	200,000	200,317
HSBC Holdings plc	4.00	03/30/2022	105,000	109,120
HSBC Holdings plc	6.80	06/01/2038	100,000	114,672
Lloyds TSB Bank plc	4.20	03/28/2017	80,000	82,556
Lloyds TSB Bank plc	6.38	01/21/2021	50,000	56,702

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage VT Total Return Bond Fund	Portfolio of Investments—June 30, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Commercial Banks (continued)
NIBC Bank NV 144A	2.80%	12/02/2014	$125,000	$129,703
Nordea Bank AB 144A	2.25	03/20/2015	200,000	200,748
Rabobank Nederland NV	3.88	02/08/2022	95,000	96,714
Standard Chartered plc 144A	3.20	05/12/2016	190,000	194,289
Svenska Handelsbanken AB	2.88	04/04/2017	250,000	253,545
Swedish Export Credit Corporation	1.75	05/30/2017	95,000	95,624

				1,815,832

Thrifts & Mortgage Finance: 0.27%
Achmea Hypotheekbank NV 144A	3.20	11/03/2014	235,000	245,163

Health Care: 0.20%

Pharmaceuticals: 0.20%
Glaxosmithkline Capital plc	1.50	05/08/2017	175,000	175,398

Materials: 0.32%

Metals & Mining: 0.32%
Barrick Gold Corporation	3.85	04/01/2022	120,000	124,340
Teck Resources Limited	6.25	07/15/2041	57,000	63,897
Vale Overseas Limited	4.38	01/11/2022	97,000	98,854

				287,091

Telecommunication Services: 0.35%

Diversified Telecommunication Services: 0.24%
Deutsche Telekom International 144A	2.25	03/06/2017	215,000	212,539

Wireless Telecommunication Services: 0.11%
Telefonica Moviles Chile SA 144A	2.88	11/09/2015	100,000	100,525

Utilities: 0.14%

Electric Utilities: 0.14%
PPL WEM Holdings plc 144A	3.90	05/01/2016	120,000	125,812

Total Yankee Corporate Bonds and Notes (Cost $4,999,290)				5,104,713

Yankee Government Bonds: 1.24%
Province of Manitoba	1.75	05/30/2019	95,000	95,536
Province of Ontario	0.95	05/26/2015	375,000	376,721
Province of Ontario	2.45	06/29/2022	140,000	138,307
Slovak Republic 144A	4.38	05/21/2022	375,000	369,375
United Mexican States §	5.75	10/12/2110	117,000	133,088

Total Yankee Government Bonds (Cost $1,104,453)				1,113,027

Other: 0.07%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)			222,408	60,050

Total Other (Cost $27,531)				60,050

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—June 30, 2012 (Unaudited)	Wells Fargo Advantage VT Total Return Bond Fund	21

Security Name	Yield	Shares	Value

Short-Term Investments: 5.73%

Investment Companies: 5.73%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.15%	3,126,250	$3,126,250
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)	0.19	2,017,469	2,017,469

Total Short-Term Investments (Cost $5,143,719)			5,143,719

Total Investments in Securities
(Cost $96,459,410) *	109.75%	98,546,443
Other Assets and Liabilities, Net	(9.75)	(8,756,228)

Total Net Assets	100.00%	$89,790,215

%%	Security issued on a when-issued basis

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

±	Variable rate investment

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

§	These securities are subject to a demand feature which reduces the effective maturity.

«	All or a portion of this security is on loan.

(i)	Illiquid security

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $96,685,875 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,931,256
Gross unrealized depreciation	(70,688)

Net unrealized appreciation	$1,860,568

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage VT Total Return Bond Fund	Statement of Assets and Liabilities—June 30, 2012 (Unaudited)

Assets
Investments
In unaffiliated securities (including securities on loan), at value	$93,402,724
In affiliated securities, at value	5,143,719

Total investments, at value (see cost below)	98,546,443
Receivable for investments sold	12,482,965
Principal paydown receivable	24,648
Receivable for Fund shares sold	7,701
Receivable for interest	462,460
Receivable for securities lending income	2,117
Prepaid expenses and other assets	103

Total assets	111,526,437

Liabilities
Payable for investments purchased	19,488,800
Payable for Fund shares redeemed	81,062
Payable upon receipt of securities loaned	2,045,000
Advisory fee payable	28,555
Distribution fees payable	19,193
Due to other related parties	9,979
Accrued expenses and other liabilities	63,633

Total liabilities	21,736,222

Total net assets	$89,790,215

NET ASSETS CONSIST OF
Paid-in capital	$89,558,006
Undistributed net investment income	17,433
Accumulated net realized losses on investments	(1,872,257)
Net unrealized gains on investments	2,087,033

Total net assets	$89,790,215

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets – Class 2	$89,790,215
Shares outstanding – Class 2	8,321,088
Net asset value per share – Class 2	$10.79

Investments in unaffiliated securities, at cost	$91,315,691

Investments in affiliated securities, at cost	$5,143,719

Total investments, at cost	$96,459,410

Securities on loan, at value	$2,000,443

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of Operation—Six Months Ended June 30, 2012 (Unaudited)	Wells Fargo Advantage VT Total Return Bond Fund	23

Investment income
Interest*	$1,049,700
Income from affiliated securities	2,575
Securities lending income, net	1,766

Total investment income	1,054,041

Expenses
Advisory fee	177,130
Administration fees
Fund level	22,141
Class 2	35,426
Distribution fees
Class 2	110,706
Custody and accounting fees	17,152
Professional fees	23,552
Shareholder report expenses	18,918
Trustees’ fees and expenses	5,962
Other fees and expenses	2,757

Total expenses	413,744
Less: Fee waivers and/or expense reimbursements	(15,202)

Net expenses	398,542

Net investment income	655,499

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	2,159,113
TBA sale commitments	(18,902)

Net realized gains on investments	2,140,211

Net change in unrealized gains (losses) on:
Unaffiliated securities	37,000
TBA sale commitments	24,051

Net change in unrealized gains (losses) on investments	61,051

Net realized and unrealized gains (losses) on investments	2,201,262

Net increase in net assets resulting from operations	$2,856,761

* Net of foreign interest withholding taxes of	$161

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage VT Total Return Bond Fund	Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011

Operations
Net investment income		$655,499		$1,753,279
Net realized gains on investments		2,140,211		3,765,571
Net change in unrealized gains (losses) on investments		61,051		1,107,927

Net increase in net assets resulting from operations		2,856,761		6,626,777

Distributions to shareholders from
Net investment income – Class 2		(705,844)		(2,244,747)
Net realized gains – Class 2		0		(3,319,231)

Total distributions to shareholders		(705,844)		(5,563,978)

Capital share transactions	Shares		Shares
Proceeds from shares sold – Class 2	872,062	9,284,880	1,837,013	19,239,066
Reinvestment of distributions – Class 2	67,031	705,844	538,528	5,563,978
Payment for shares redeemed – Class 2	(888,622)	(9,489,204)	(2,306,909)	(24,143,648)

Net increase in net assets resulting from capital share transactions		501,520		659,396

Total increase in net assets		2,652,437		1,722,195

Net assets
Beginning of period		87,137,778		85,415,583

End of period		$89,790,215		$87,137,778

Undistributed net investment income		$17,433		$67,778

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage VT Total Return Bond Fund	25

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class 2[1]		2011	2010	2009	2008	2007
Net asset value, beginning of period	$10.54	$10.41	$10.34	$9.70	$9.94	$9.81
Net investment income	0.08	0.22	0.29	0.42	0.44	0.45
Net realized and unrealized gains (losses) on investments	0.25	0.62	0.43	0.72	(0.21)	0.13

Total from investment operations	0.33	0.84	0.72	1.14	0.23	0.58
Distributions to shareholders from
Net investment income	(0.08)	(0.28)	(0.36)	(0.46)	(0.47)	(0.45)
Net realized gains	0.00	(0.43)	(0.29)	(0.04)	0.00	0.00

Total distributions to shareholders	(0.08)	(0.71)	(0.65)	(0.50)	(0.47)	(0.45)
Net asset value, end of period	$10.79	$10.54	$10.41	$10.34	$9.70	$9.94
Total return[2]	3.19%	8.31%	7.04%	11.99%	2.39%	6.08%
Ratios to average net assets (annualized)
Gross expenses	0.93%	0.91%	0.91%	1.20%	1.19%	0.94%
Net expenses	0.90%	0.88%	0.86%	0.85%	0.90%	0.90%
Net investment income	1.48%	2.09%	2.76%	4.07%	4.55%	4.58%
Supplemental data
Portfolio turnover rate	346%	843%	838%	580%	692%	580%
Net assets, end of period (000’s omitted)	$89,790	$87,138	$85,416	$95,134	$93,610	$129,098

1.	After the close of business of July 16, 2010, existing shares of the Fund were renamed Class 2 shares.

2.	Returns for period of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage VT Total Return Bond Fund	Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage VT Total Return Bond Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Fixed income securities with original maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage VT Total Return Bond Fund	27

of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

TBA sale commitments

The Fund may enter into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Securities valuation”. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Mortgage dollar roll transactions

The Fund may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful

28	Wells Fargo Advantage VT Total Return Bond Fund	Notes to Financial Statements (Unaudited)

based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However, any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than be considered all short-term as under previous law. In addition, the Fund may elect to defer any portion of a post-October capital loss or qualified late-year ordinary loss to the first day of the following taxable year. A post-October capital loss is the greatest of the net capital loss, net short-term capital loss or net long-term capital loss for the portion of the taxable year after October 31. A qualified late-year ordinary loss is the net loss comprised of (a) net gain or loss from the sale or other disposition of certain capital assets for the portion of the taxable year after October 31, and (b) other ordinary income or loss for the portion of the taxable year after December 31.

As of December 31, 2011, the Fund had net capital loss carryforwards, which were available to offset future net realized capital gains, in the amount of $5,408,193 with $713,327 expiring in 2015 and $4,694,866 expiring in 2016.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage VT Total Return Bond Fund	29

As of June 30, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency securities	$0	$34,672,823	$0	$34,672,823
Asset-backed securities	0	9,377,261	0	9,377,261
Corporate bonds and notes	0	15,066,858	0	15,066,858
Municipal obligations	0	984,214	0	984,214
Non-agency mortgage backed securities	0	5,482,167	0	5,482,167
U.S. Treasury securities	21,541,611	0	0	21,541,611
Yankee corporate bonds and notes	0	5,104,713	0	5,104,713
Yankee government bonds	0	1,113,027	0	1,113,027
Other	0	0	60,050	60,050
Short-term investments
Investment companies	3,126,250	2,017,469	0	5,143,719
	$24,667,861	$73,818,532	$60,050	$98,546,443
Further details on the major security types listed above can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended June 30, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.40% and declining to 0.30% as the average daily net assets of the Fund increase. For the six months ended June 30, 2012, the advisory fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.

Funds Management has retained the services of a sub-adviser to provide daily portfolio management to the Fund. The fee for sub-advisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and for Class 2 shares, a class level administration fee of 0.08% of its average daily net assets.

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.90% for Class 2.

30	Wells Fargo Advantage VT Total Return Bond Fund	Notes to Financial Statements (Unaudited)

Distribution fees

The Trust has adopted a Distribution Plan for Class 2 shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class 2 shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.25% of its average daily net assets.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2012 were as follows:

Purchases at Cost		Sales Proceeds
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$280,458,674	$51,250,667	$284,079,549	$45,185,344

6. BANK BORROWINGS

The Trust and Wells Fargo Funds Trust (excluding the money market funds) are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended June 30, 2012, the Fund paid $61 in commitment fees.

For the six months ended June 30, 2012, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

9. SUBSEQUENT DISTRIBUTIONS

On July 12, 2012, the Fund declared distributions from short-term capital gains and long-term capital gains to shareholders of record on July 11, 2012. The per share amounts payable on July 13, 2012 were as follows:

	Short-term Capital Gains	Long-term Capital Gains
Class 2	$0.08416	$0.11561

These distributions are not reflected in the accompanying financial statements.

Other Information (Unaudited)	Wells Fargo Advantage VT Total Return Bond Fund	31

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargoadvantagefunds.com, or visiting the SEC Web site at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at wellsfargoadvantagefunds.com or by visiting the SEC Web site at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

32	Wells Fargo Advantage VT Total Return Bond Fund	Other Information (Unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 138 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service*	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other Information (Unaudited)	Wells Fargo Advantage VT Total Return Bond Fund	33

Name and Year of Birth	Position Held and Length of Service*	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Nancy Wiser (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at wellsfargoadvantagefunds.com.

34	Wells Fargo Advantage VT Total Return Bond Fund	Other Information (Unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in person meeting held on March 29-30, 2012 (the “Meeting”), the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage VT Total Return Bond Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“Wells Capital Management”) for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

In providing information to the Board, Funds Management and Wells Capital Management were guided by a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf at the start of the Board’s annual contract renewal process earlier in 2012. In approving the Advisory Agreements, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee likely attributed different weights to various factors.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Fund by Funds Management and its affiliates.

The Board’s decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of information provided to it. In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and Wells Capital Management about various topics, including Funds Management’s oversight of service providers. The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Board in concluding that the nature, extent and quality of the investment advisory services provided to the Fund by Funds Management and Wells Capital Management supported the re-approval of the Advisory Agreements. Although the Board considered the continuation of the Advisory Agreements for the Fund as part of the larger process of considering the continuation of the advisory agreements for all of the funds in the complex, its decision to continue the Advisory Agreements for the Fund was ultimately made on a fund-by-fund basis.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2011. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the “Universe”) that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund, and in comparison to the Fund’s

Other Information (Unaudited)	Wells Fargo Advantage VT Total Return Bond Fund	35

benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe. The Board noted that the performance of the Fund was higher than the median performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was higher than or equal to its benchmark, the Lipper VUF Intermediate Investment Grade Funds Index, for the periods under review.

The Board received and considered information regarding the Fund’s contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an “Expense Group”) that was determined by Lipper to be similar to the Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in the Fund’s Expense Group. The Board noted that the net operating expense ratio of the Fund was in range of the Fund’s Expense Group’s median net operating expense ratio.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements for the Fund.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”), both on a stand-alone basis and on a combined basis with the Fund’s administration fee rate. The Board took into account the separate administrative and other services covered by the administration fee rate. The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to Wells Capital Management for investment sub-advisory services (the “Sub-Advisory Agreement Rate”). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rate and considered the Advisory Agreement Rate after taking the waivers/caps into account (the “Net Advisory Rate”).

The Board received and considered information comparing the Advisory Agreement Rate and Net Advisory Rate, combined with the administration fee rates, with those of other funds in the Fund’s Expense Group median. The Board noted that the Advisory Agreement Rate and Net Advisory Rate for the Fund were in range of the median rates for the Fund’s Expense Group.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and Wells Capital Management to other types of clients. In this regard, the Board received information about differences between the services, and the compliance, reporting, and other legal burdens and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.

The Board determined that the Advisory Agreement Rate for the Fund, both with and without the administration fee rate and before and after waivers, was reasonable in light of the Fund’s Expense Group information, the net expense ratio commitments, the services covered by the Advisory Agreements and other information provided. The Board also reviewed and considered the Sub-Advisory Agreement Rate and concluded that the Sub-Advisory Agreement Rate was reasonable in light of the services covered by the Sub-Advisory Agreement and other information provided.

Profitability

The Board received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Fund. It considered that the information provided to it was necessarily estimated, and that the profitability information provided to it, especially on a fund-by-fund basis, did not necessarily provide a precise tool for evaluating the appropriateness of the Fund’s Advisory Agreement Rate in isolation. It noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on, among other things, the size and type of fund. The Board concluded that the profitability reported by Funds Management was not unreasonable.

The Board did not consider separate profitability information with respect to Wells Capital Management, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

36	Wells Fargo Advantage VT Total Return Bond Fund	Other Information (Unaudited)

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee and/or administration fee structure, which operate generally to reduce the expenses of the Fund (as a percentage of Fund assets) as the Fund grows in size. It considered that, as a fund shrinks in size, breakpoints conversely result in increasing fee levels. The Board noted that it would have on-going opportunities to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward sharing economies of scale, if any, with the Fund. However, the Board acknowledged the inherent limitations of any analysis of economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board’s understanding that economies of scale are realized, if at all, across a variety of products and services, not just with respect to a single fund.

Other benefits to Funds Management and Wells Capital Management

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Fund and benefits potentially derived from an increase in Funds Management’s and Wells Capital Management’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

Other factors and broader review

The Board also considered the markets for distribution of the Fund’s shares, including the channels through which the Fund’s shares are offered and sold. The Board noted that the Fund is part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15 of the 1940 Act and also reviews and assesses information about the quality of the services that the Fund receives throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

List of Abbreviations	Wells Fargo Advantage VT Total Return Bond Fund	37

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FGLMC	— Federal Government Loan Mortgage Company
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Agreement
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPA	— Standby Purchase Agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate Trading of Registered Interest and Principal Securities
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

This page is intentionally left blank.

FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available. a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

210670 08-12 SVT9/SAR146 06-12

ITEM 2.	CODE OF ETHICS

Not required in this filing

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6.	PORTFOLIO OF INVESTMENTS

The Portfolio of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Governance Committee (the “Committee”) of the Board of Trustees of the registrant (the “Trust”) has adopted procedures by which a shareholder of any series of the Trust may submit properly a nominee recommendation for the Committee’s consideration.

The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust.

The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Committee meeting at which the nominee would be considered.

The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”); (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to interview in person and furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Variable Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Not required in this filing.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Variable Trust

By:
/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: August 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By:
/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: August 24, 2012

By:
/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date: August 24, 2012